                                               1933 Act Registration No. 2-75757
                                             1940 Act Registration No. 811-03313

  As filed with the Securities and Exchange Commission on November 30, 2004

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ x ]
                            Pre-Effective Amendment No. _____        [   ]
                            Post-Effective Amendment No. 51          [ x ]

                                  and/or

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                ACT OF 1940
                              Amendment No. 51                       [ x ]

                        FIRST AMERICAN FUNDS, INC.
            (Exact Name of Registrant as Specified in Charter)

                             800 Nicollet Mall
                       Minneapolis, Minnesota 55402
            (Address of Principal Executive Offices) (Zip Code)

                       (612) 303-3738 (Registrant's
                  Telephone Number, including Area Code)

                           Kathleen L. Prudhomme
                            U.S. Bancorp Center
                       800 Nicollet Mall, BC-MN-H21C
                       Minneapolis, Minnesota 55402
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

        [ ] immediately upon filing pursuant to paragraph (b) of Rule 485.
        [x] on December 1, 2004 pursuant to paragraph (b) of Rule 485.
        [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
        [ ] on (date) pursuant to paragraph (a)(1) of Rule 485.
        [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
        [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

December 1, 2004
Prospectus
First American Funds, Inc.
ASSET CLASS ~ Money Market Funds

Money Market Funds Class A, Class B, and Class C Shares	Government Obligations Fund Prime Obligations Fund Tax Free Obligations Fund Treasury Obligations Fund U.S. Treasury Money Market Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Fund Summaries

     Government Obligations Fund

     Prime Obligations Fund

     Tax Free Obligations Fund

     Treasury Obligations Fund

     U.S. Treasury Money Market Fund

Policies & Services

     Buying Shares

     Selling Shares

     Managing Your Investment

Additional Information

     Management

     More About The Funds

     Financial Highlights

For More Information

Fund Summaries

Introduction

This section of the prospectus describes the objectives of certain Money Market Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds. Each fund offers Class A shares, while only Prime Obligations Fund offers Class B and Class C shares.

An investment in the funds is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Prospectus –	First American Money Market Funds

Fund Summaries

Government Obligations FUND

Objective

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. government securities. The fund will provide shareholders with at least 60 days notice before changing this policy.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds

Fund Summaries

Government Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)1,2

1.18%	0.48%

2002	2003

Best Quarter: Quarter ended	March 31, 2002	0.33%
Worst Quarter: Quarter ended	December 31, 2003	0.09%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03	Inception Date	One Year	Since Inception

Government Obligations Fund (Class A)[2]	9/24/01	0.48%	0.96%

1Total return for the period from 1/1/ 04 through 9/30/ 04 was 0.36%.

2Prior to 12/1/03 , the Class A shares were named “Class S” shares.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES	Class A

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Maintenance Fee[1] only charged to accounts with balances below $500	$50
ANNUAL FUND OPERATING EXPENSES[2] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.20%
Total Annual Fund Operating Expenses	0.80%
Less Contractual Waiver of Fund Expenses[3]	(0.05)%
Net Expenses[3]	0.75%

1The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See “Policies & Services — Selling Shares, Accounts with Low Balances.”

2Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year , but reflect current fee waivers.

3 The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 200 5 , so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after November 30, 200 5 , at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 77
3 years	$250
5 years	$439
10 years	$985

Prospectus –	First American Money Market Funds

Fund Summaries

Prime Obligations FUND

Objective

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

  securities issued by the U.S. government or one of its agencies or instrumentalities.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  commercial paper.
  non-convertible corporate debt securities.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments (i.e., commercial paper, repurchase agreements, etc.) to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s Class B shares has varied from year to year. The performance of the Class A and Class C shares will differ due to their different expenses. Contingent deferred sales charges are not reflected in the chart. If they were, returns would be lower. The table illustrates the fund’s average annual total returns over different time periods, and reflects contingent deferred sales charges. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds

Fund Summaries

Prime Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class B)1

4.18%	4.33%	4.26%	3.88%	5.05%	2.86%	0.52%	0.05%

1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 2000	1.29%
Worst Quarter: Quarter ended	December 31, 2003	0.01%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03	Inception Date	One Year	Five Years	Since Inception

Prime Obligations Fund (Class A)[2]	9/24/01	0.52%	N/A	1.00%

Prime Obligations Fund (Class B)	1/23/95	0.05%	2.47%	3.31%

Prime Obligations Fund (Class C)	2/1/99	0.05%	N/A	2.45%

1Total return for the period from 1/1/ 04 through 9/30/ 04 was 0.10%.

2Prior to 12/1/03 , the Class A shares were named “Class S” shares.

Fees and Expenses

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

SHAREHOLDER FEES	Class A	Class B	Class C

Maximum Sales Charge (Load)	None	None	None
Maximum Deferred Sales Charge (Load)	None	5.00%[1]	1.00%[1]
Annual Maintenance Fee[2] only charged to accounts with balances below $500	$50	$50	$50
ANNUAL FUND OPERATING EXPENSES[3] as a % of average net assets

Management Fees	0.10%	0.10%	0.10%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses
Shareholder Servicing Fee	0.25%	None	None
Miscellaneous	0.20%	0.06%	0.07%
Total Annual Fund Operating Expenses	0.80%	1.16%	1.17%
Less Contractual Waiver of Fund Expenses[4]	(0.02)%	N/A	N/A
Net Expenses[4]	0.78%	1.16%	1.17%

1Class B and Class C shares are available only in exchange for Class B or Class C shares, respectively, of another fund. The contingent deferred sales charge imposed when you sell your Class B or Class C shares of Prime Obligations Fund will be based on the date you purchased shares of the original fund.

2The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See “Policies & Services — Selling Shares, Accounts with Low Balances.”

3Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year , but reflect current fee waivers.

4 The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 200 5 , so that Net Expenses do not exceed 0.78%, 1.23%, and 1.23%, respectively, for Class A, Class B, and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after November 30, 200 5 , at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors. In addition to contractual waivers and reimbursements, the advisor voluntarily reimbursed additional fund expenses equal to 0.02% for Class B and Class C shares during the most recently completed fiscal year, resulting in actual net expenses of 1.14% and 1.15% for Class B and Class C shares, respectively.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

	Class A	Class B assuming redemption at end of each period	Class B assuming no redemption at end of each period	Class C assuming redemption at end of each period	Class C assuming no redemption at end of each period

1 year	$ 80	$ 618	$ 118	$ 318	$ 218
3 years	$253	$ 768	$ 368	$ 468	$ 468
5 years	$442	$ 838	$ 638	$ 737	$ 737
10 years	$988	$1,308	$1,308	$1,506	$1,506

Prospectus –	First American Money Market Funds

Fund Summaries

Tax Free Obligations FUND

Objective

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

  general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.
  revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds

Fund Summaries

Tax Free Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)1,2

0.76%	0.34%

2002	2003

Best Quarter: Quarter ended	June 30, 2002	0.21%
Worst Quarter: Quarter ended	September 30, 2003	0.05%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03	Inception Date	One Year	Since Inception

Tax Free Obligations Fund (Class A)[2]	9/24/01	0.34%	0.63%

1Total return for the period from 1/1/ 04 through 9/30/ 04 was 0.26%.

2Prior to 12/1/03 , the Class A shares were named “Class S” shares.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES	Class A

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Maintenance Fee[1] only charged to accounts with balances below $500	$50
ANNUAL FUND OPERATING EXPENSES[2] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.20%
Total Annual Fund Operating Expenses	0.80%
Less Contractual Waiver of Fund Expenses[3]	(0.05)%
Net Expenses[3]	0.75%

1The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See “Policies & Services — Selling Shares, Accounts with Low Balances.”

2Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year , but reflect current fee waivers.

3 The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 200 5 , so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after November 30, 200 5 , at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$77
3 years	$250
5 years	$439
10 years	$985

Prospectus –	First American Money Market Funds

Fund Summaries

Treasury Obligations FUND

Objective

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds

Fund Summaries

Treasury Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)1,2

1.12%	0.42%

2002	2003

Best Quarter: Quarter ended	March 31, 2002	0.32%
Worst Quarter: Quarter ended	December 31, 2003	0.07%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03	Inception Date	One Year	Since Inception

Treasury Obligations Fund (Class A)[2]	9/24/01	0.42%	0.89%

1Total return for the period from 1/1/ 04 through 9/30/ 04 was 0.32%.

2Prior to 12/1/03 , the Class A shares were named “Class S” shares.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES	Class A

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Maintenance Fee[1] only charged to accounts with balances below $500	$50
ANNUAL FUND OPERATING EXPENSES[2] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.20%
Total Annual Fund Operating Expenses	0.80%
Less Contractual Waiver of Fund Expenses[3]	(0.05)%
Net Expenses[3]	0.75%

1The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See “Policies & Services — Selling Shares, Accounts with Low Balances.”

2Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year , but reflect current fee waivers.

3 The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 200 5 , so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after November 30, 200 5 , at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 77
3 years	$250
5 years	$439
10 years	$985

Prospectus –	First American Money Market Funds

Fund Summaries

U.S. Treasury Money Market FUND

Objective

U.S. Treasury Money Market Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturity.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. Treasury obligations and other money market funds that invest exclusively in such obligations, the fund may offer less income than a money market fund investing in other high-quality money market securities.
  If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Fund Performance

Because U.S. Treasury Money Market Fund has not been offered for a full calendar year , no performance information is presented.

Prospectus –	First American Money Market Funds

Fund Summaries

U.S. Treasury Money Market FUND continued

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Maintenance Fee[1] only charged to accounts with balances below $500	$50
ANNUAL FUND OPERATING EXPENSES as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous[2]	0.20%
Total Annual Fund Operating Expenses	0.80%
Less Contractual Waiver of Fund Expenses[3]	(0.05)%
Net Expenses[3]	0.75%

1The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See “Policies & Services — Selling Shares, Accounts with Low Balances.”

2“Miscellaneous Other Expenses” are based on estimated amounts for the current fiscal year.

3The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30 , 2005, so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after November 30 , 2005, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 77
3 years	$250

Prospectus –	First American Money Market Funds

Policies & Services

Buying Shares

The funds issue their shares in multiple classes. This prospectus offers Class A, Class B, and Class C shares.

Class A Shares.   Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

Class B Shares.   Class B shares are only offered by Prime Obligations Fund and are available only in exchange for Class B shares of another First American fund or certain other unaffiliated funds, or in establishing a systematic exchange program that will be used to purchase Class B shares of those funds. See “Selling Shares — Systematic Exchange Program.” Prime Obligations Fund Class B shares have no front-end sales charge, however they do have:

  an annual distribution and service (12b-1) fee of 1.00%.
  a back-end sales charge, called a “contingent deferred sales charge,” if you redeem your shares within six years of the date you purchased the original fund shares.
  automatic conversion to Class A shares eight years after purchase, thereby reducing future annual expenses.

Class C Shares.   Class C shares are only offered by Prime Obligations Fund and are available only in exchange for Class C shares of another First American fund or certain other unaffiliated funds, or in establishing a systematic exchange program that will be used to purchase Class C shares of those funds. See “Selling Shares — Systematic Exchange Program.” Prime Obligations Fund Class C shares:

  are subject to a 1% contingent deferred sales charge if you redeem your shares within 12 months of the date you purchased the original fund shares.
  have an annual distribution and service (12b-1) fee of 1.00%.
  do not convert to Class A shares.

12b-1 Fees

Each fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund’s distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

For	12b-1 fees are equal to:

Class A shares	0.25% of average daily net assets
Class B shares	1% of average daily net assets
Class C shares	1% of average daily net assets

Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a distribution fee. For Class B and Class C shares, a portion of the 12b-1 fee equal to 0.75% of average daily net assets attributable to Class B or Class C shares, respectively, is a distribution fee. The funds’ distributor uses the distribution fee to compensate investment professionals or financial institutions for providing distribution-related services to the funds. The funds’ distributor pays institutions which sell Class C shares the 0.75% annual distribution fee beginning one year after the shares are sold , but only if the shareholder continues to hold the shares at that time . The funds’ distributor retains the Class B share 0.75% annual distribution fee in order to finance costs associated with the payment of sales commission s to investment professionals and financial institutions.

For Class B and Class C shares, the remaining portion of the 12b-1 fee, equal to 0.25% of the respective Class’s average daily net assets, is a shareholder servicing fee. The funds’ distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions, and “one-stop” mutual fund networks (institutions) for providing ongoing services to shareholder accounts. These institutions receive shareholder servicing fees equal to 0.25% of a fund’s Class B and Class C share average daily net assets attributable to shares sold through such institutions. These fees are paid beginning one year after the shares are sold , but only if the shareholder continues to hold the shares at that time .

Your investment professional or financial institution will continue to receive Rule 12b-1 fees relating to your shares for as long as you hold those shares.

Shareholder Servicing Plan

Each fund also has adopted a non-12b-1 shareholder servicing plan and agreement with respect to the Class A shares. Under this plan and agreement, each fund pays U.S. Bancorp Asset Management, Inc. a shareholder servicing fee at an annual rate of 0.25% of average daily Class A share net assets for providing or arranging for the provision of shareholder services to the holders of Class A shares. No distribution-related services are provided under this plan and agreement.

The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution’s customers.

Calculating Your Share Price

Your purchase price will be equal to the fund’s net asset value (NAV) per share next calculated after the receipt of your order. The NAV for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund is generally calculated as of 3: 3 0 p.m. Central time every day the New York Stock E xchange is open. The NAV for Tax Free Obligations Fund is generally calculated as of 11:30 a.m. Central time every day the Exchange is open. The NAV for U.S. Treasury Money Market

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Fund is generally calculated as of 12:00 p.m. Central time every day the Exchange is open.

A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s net asset value is normally expected to be $1 per share.

Class A Shares.   Your purchase price for Class A shares is their net asset value. You pay no front-end or back-end sales charge.

Class B Shares.   Prime Obligations Fund Class B shares are available only in exchange for Class B shares of another First American fund or certain other unaffiliated funds, or in establishing a systematic exchange program that will be used to purchase Class B shares of those funds. See “Selling Shares — Systematic Exchange Program.”

Your purchase price for Class B shares is their net asset value — there is no front-end sales charge. However, if you redeem Prime Obligations Fund Class B shares within six years of the date that they were originally purchased in connection with establishing a systematic exchange program or, if they were received in exchange for Class B shares of another fund, the date that those original shares were purchased, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy Class B shares, the funds’ distributor pays a sales commission of 4.25% of the amount invested to investment professionals and financial institutions that sell Class B shares (including Prime Obligations Fund Class B shares sold in connection with establishing a systematic exchange program) . The funds’ distributor receives any CDSC imposed when you sell your Class  B shares.

Your CDSC will be based on the value of your original fund shares when they were purchased or on the value of the Prime Obligations Fund Class B shares at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Year since purchase of original fund shares	CDSC as a % of the value of your shares

First	5%
Second	5%
Third	4%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh	0%
Eighth	0%

Your Class B shares and any related shares acquired by reinvesting your dividend or capital gain distributions will automatically convert to Class A shares eight years after the beginning of the month in which you purchased the shares.

The CDSC will be waived for:

  redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.
  redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70.
  redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account’s value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.
  redemptions required as a result of over contribution to an IRA plan.

Class C Shares.   Prime Obligations Fund Class C shares are available only in exchange for Class C shares of another First American fund or certain other unaffiliated funds, or in establishing a systematic exchange program that will be used to purchase Class C shares of those funds. See “Selling Shares — Systematic Exchange Program.” When you purchase Prime Obligations Fund Class C shares in order to establish a systematic exchange program, you do not pay a front-end sales charge. However, if you redeem your Prime Obligations Class C shares within 12 months of the date that they were originally purchased or, if they were received in exchange for Class C shares of another fund, the date that those original shares were purchased, you will be assessed a CDSC of 1% of the value of the original fund shares at the time of purchase or the Prime Obligations Fund Class C shares at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Although you pay no front-end sales charge when you buy Class C shares, the funds’ distributor pays a sales commission of 1% of the amount invested to investment professionals and financial institutions that sell Class C shares. The distributor receives any CDSC imposed when you sell your Class C shares.

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The CDSC for Class C shares will be waived in the same circumstances as the Class B share CDSC. See “Class B Shares” above.

Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.

How to Buy Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box may not be accepted. We may also ask for other identifying documents or information.

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($500 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The funds have the right to waive these minimum investment requirements for employees of the funds’ advisor and its affiliates. The funds also have the right to reject any purchase order.

You may buy shares on any day when the New York Stock Exchange (NYSE) is open. However, purchases of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be priced at the next NAV calculated after your purchase order is received in proper form by the fund or one of its “authorized financial intermediaries.” An “authorized financial intermediary” is an investment professional or financial institution that the fund has authorized to accept orders on its behalf. To make sure that your order is in proper form, you must follow the directions for purchasing shares given below and supply the fund with any identifying information required under Federal law, as discussed above.

The funds will accept purchase orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the funds’ portfolio instruments are open, and the funds’ management believes there is an adequate market to meet purchase requests. The funds will not accept exchanges from other funds unless the NYSE is open.

By Phone.     You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the fund’s distributor. Orders placed through an authorized financial intermediary will be priced at the NAV calculated on that day if received by the intermediary by the time specified in the table below.

Deadline for purchase orders to be received in order to receive the current day’s NAV

Government Obligations Fund	3:30 p.m. Central time
Prime Obligations Fund	3:30 p.m. Central time
Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:30 p.m. Central time
U.S. Treasury Money Market Fund	12:00 p.m. Central time

In the case of other investment professionals or financial institutions, you will have to transmit your request by an earlier time in order for your purchase request to be priced at that day’s NAV. This allows your investment professional or financial institution time to process your request and transmit it to the fund by the deadline specified above.

Some investment professionals or financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

You may also purchase shares by notifying Investor Services and making a wire transfer from your bank. Your bank must be a member of the Automated Clearing House (ACH) network. Before making an initial investment by wire, you must submit a new account form to the funds. Be sure to include all of your banking information on the form. After receiving your form, a service representative will contact you with your account number and wiring instructions. Purchases may then be made by wire transfer by notifying Investor Services at 800 677–FUND. All information will be taken over the telephone, and your order will be priced at the next NAV calculated after the funds’ custodian receives your payment by wire. After you have notified Investor Services that you will be purchasing shares by wire, contact your bank to wire federal funds using the following instructions:

U.S. Bank National Association
ABA Number: 0750-00022
Account Number: 112-952-137
Credit to:  First American (name of fund, investor account name, and investor account #)

You cannot purchase shares by wire on days when federally chartered banks are closed.

By Mail.   If you choose to purchase your shares by mail, your shares will be priced at the next NAV calculated after your written request is received in proper form by the fund.

To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201–3011

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Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

After you have established an account, you may purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

  all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.
  cash, including cashier’s checks or money orders, third-party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, and credit cards may not be accepted.
  if a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred by the fund as a result of your check failing to clear.

Investing Automatically

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis by having $100 or more ($25 for retirement plans and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts) automatically withdrawn from your bank account on a periodic basis and invested in fund shares. You may apply for participation in this program through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.

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Policies & Services

Selling Shares

How to Sell Shares

You may sell your shares on any day when the New York Stock Exchange (NYSE) is open. However, redemption of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be sold at the next NAV calculated after your redemption is received in proper form by the fund or an authorized financial intermediary, less any applicable contingent deferred sales charge. To ensure that your request is in proper form, follow the directions for selling shares given below.

The funds will accept redemption orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the funds’ portfolio instruments are open and the funds’ management believes there is adequate liquidity to meet redemption requests. The funds will not accept exchanges from other funds unless the NYSE is open.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

By Phone.     If you purchased shares through an investment professional or financial institution, simply call them to sell your shares. If your investment professional or financial institution is an authorized financial intermediary, your shares will be sold at the NAV calculated on that day if received by the time specified in the table below.

Deadline for redemption requests to be received in order to receive the current day’s NAV

Government Obligations Fund	3:30 p.m. Central time
Prime Obligations Fund	3:30 p.m. Central time
Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:30 p.m. Central time
U.S. Treasury Money Market Fund	12:00 p.m. Central time

In the case of other investment professionals or financial institutions, you will have to call by an earlier time in order for your shares to be priced at that day’s NAV. This allows your investment professional or financial institution time to process your request and transmit it to the fund by the deadline specified above.

Some investment professionals or financial institutions may charge a fee for helping you sell shares. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or financial institution, you may sell your shares by calling Investor Services at 800 677-FUND . Redemption requests received before 11:30 a.m. Central time for Tax Free Obligations Fund, before 12:00 p.m. Central time for U.S. Treasury Money Market Fund, and before 3:30  p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund , will be priced at that day’s NAV. Redemption requests received after these times will be processed at the following business day’s net asset value. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The funds reserve the right to limit telephone redemptions to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

By Mail.   If you choose to redeem your shares in writing, your shares will be sold at the next NAV calculated after your written request is received in proper form by the fund .

To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201–3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

Your request should include the following information:

  name of the fund.
  account number.
  dollar amount or number of shares redeemed.
  name on the account.
  signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

  you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.
  you would like the check mailed to an address other than the address on the funds’ records, or you have changed the address on the funds’ records within the last 30 days.
  your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability. A notary public is not an acceptable signature guarantor.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

By Checking Account.   Check writing privileges are available for Class A shares. You may sign up for check writing privileges when you complete a new account form, or by calling your investment professional, financial institution, or the funds. With a fund checking account, you may redeem shares simply by writing a check for $100 or more. Call Investor Services at 800 677-FUND for more information.

Please note that you may not use a check to close your account.

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Systematic Withdrawals

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

It may not be in your best interest to make systematic withdrawals of Class B or Class C shares, since these withdrawals may be subject to a CDSC.

Accounts with Low Balances

If your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

  deduct a $50 annual account maintenance fee, or
  close your account and send you the proceeds, less any applicable contingent deferred sales charge.

Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

Systematic Exchange Program

You may make automatic monthly exchanges of your Class A, Class B, or Class C shares for the same class of shares of another First American fund. Investing a fixed dollar amount at regular intervals, sometimes referred to as “dollar cost averaging,” may have the effect of reducing the average cost per share of the fund acquired.

To set up a systematic exchange program, you initially purchase an amount of Class A, Class B, or Class C shares equal to the total amount that you wish to invest in the other First American fund. On a monthly basis, the dollar amount of Class A, Class B, or Class C shares that you specify will then be exchanged for shares of the other fund within the same class. Exchanges of Class A and Class C shares will be subject to the applicable sales charge imposed by the fund into which you are exchanging. You may wish to execute a letter of intent in connection with a Class A share systematic exchange program. (A letter of intent indicates a non-binding intent to purchase $50,000 or more of fund Class A shares over a 13-month period, which lowers your sales charge. See the prospectus of the fund into which you plan to exchange for more information.) Exchanges of Prime Obligations Fund Class B or Class C shares will not be subject to a CDSC. See “ How to Exchange Shares ,” below. However, if you redeem the Prime Obligations Fund Class B or Class C shares in your account, rather than exchange them, they will be subject to a CDSC.

You may set up a systematic exchange program through your investment professional or financial institution, or by calling Investor Services at 800 677-FUND.

How to Exchange Shares

Exchanges may be made only on days when the New York Stock Exchange is open.

If your investment goals or your financial needs change, you may move from your First American money market fund to another First American fund. There is no fee to exchange shares.

You may exchange your shares only for shares of the same class of the other fund. Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares for another First American fund of the same class, you will have to pay the sales charge imposed by the fund into which you are exchanging , unless your money market fund shares were originally issued in exchange for shares of a fund that had a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another fund, the time you held the shares of the “old” fund will be added to the time you hold the shares of the “new” fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes.

The First American money market funds also are offered as money market exchange vehicles for certain other mutual fund families that have entered into agreements with the funds’ distributor. If you are using one of the funds as such an exchange vehicle, you may exchange your shares only for shares of the funds in that other mutual fund family; you may not exchange your shares for shares of another First American fund. You may be assessed certain transactional or service fees by your original mutual fund family in connection with any such exchange. If you have any questions regarding the amount of fees assessed per transaction, please call the toll-free number on your statement.

By Phone.   You may exchange shares by calling your investment professional, your financial institution, or the funds, provided that both funds have identical shareholder registrations. In order for your shares to be exchanged the same day, your exchange order must be received by the fund or an authorized financial intermediary by the time listed in the table below.

Deadline for exchange orders to be transmitted to the fund in order to receive the current day’s NAV

Government Obligations Fund	3:30 p.m. Central time
Prime Obligations Fund	3:30 p.m. Central time
Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:30 p.m. Central time
U.S. Treasury Money Market Fund	12:00 p.m. Central time

If your investment professional or financial institution is not an authorized financial intermediary, you will have to call by an earlier time in order for your shares to be exchanged at that day’s NAV.

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Contact your investment professional or financial institution directly for more information. To request an exchange through the funds, call Investor Services at 800 677-FUND.

By Mail.   To exchange shares by written request, please follow the procedures under “Selling Shares.” Be sure to include the names of both funds involved in the exchange.

Telephone Transactions

You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

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Managing Your Investment

Staying Informed

Shareholder Reports.   Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, the auditors’ report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations.   Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each non-systematic purchase or sale of fund shares. Generally, a fund does not send statements for shares held in a brokerage account.

Dividends and Distributions

Dividends from a fund’s net investment income are declared daily and paid monthly. If the fund receives your wire transfer payment or exchange order for fund shares by 11:30 a.m. Central time for Tax Free Obligations Fund, 12:00 p.m. Central time for U.S. Treasury Money Market Fund or 3:30 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, or Treasury Obligations Fund, you will begin to accrue dividends on that day. In the case of shares purchased by check, because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, you will begin to accrue dividends on the first business day after the fund receives your check (provided your check is received by 3:30 p.m. Central time). If you redeem shares and your request is received by the cut-off times specified earlier in this paragraph, you will receive a dividend on the day of your redemption request if the Fund pays your redemption proceeds by check, but you will not receive a dividend on the day of your redemption request if the Fund pays your redemption proceeds by wire.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV. In addition, even if you have requested that your distributions be paid in cash, all distributions under $10 will be reinvested in shares of the same fund.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the funds will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.” You should consult your tax advisor for more information.

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders’ alternative minimum tax.

Prospectus –	First American Money Market Funds

Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the funds’ investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2004 , U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Advisory fee as a % of average daily net assets

Government Obligations Fund	0.05%
Prime Obligations Fund	0.08%
Tax Free Obligations Fund	0.05%
Treasury Obligations Fund	0.05%
U.S. Treasury Money Market Fund [1]	0.10%

1 U.S. Treasury Money Market Fund commenced operations in October 2004. The fee set forth above represents the fund’s contractual advisory fee for the current fiscal year.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds’ investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

Custody Services.   U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund’s average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc. and First American Strategy Funds, Inc., and up to 0.15% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

Distribution Services.   Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives distribution and shareholder servicing fees, and is reimbursed for its out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

Securities Lending Services.   In connection with lending its portfolio securities, Government Obligations Fund pays fees to U.S. Bancorp Asset Management which are equal to 35 % of the fund’s income from these securities lending transactions.

Shareholder Servicing Fees.    Each fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.25% of its average daily net assets attributable to Class A shares for providing or arranging for the provision of shareholder services to the holders of its Class A shares.

Portfolio Management

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

Prospectus –	First American Money Market Funds

Additional Information

More About The Funds

Investment Strategies

The funds’ principal investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the “Fund Summaries” section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including each of the other money market funds advised by the funds’ investment advisor. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Investment Approach

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase, and that the average maturity of each fund’s investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally-recognized statistical ratings organizations (NRSRO) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, at least 95% of each fund’s total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor.

Investment Risks

The principal risks of investing in the funds are summarized in the “Fund Summaries” section.

Additional Risks of Government Obligations Fund

Risks of Securities Lending

When Government Obligations Fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund’s advisor has determined are creditworthy under guidelines established by the fund’s board of directors.

Prospectus –	First American Money Market Funds

Additional Information

Financial Highlights

Financial Highlights

The tables that follow present performance information about the Class A shares of each fund and the Class B and Class C shares of Prime Obligations Fund. Prior to December 1, 2003 , the Class A shares were named “Class S” shares. No information is presented for U.S. Treasury Money Market Fund, which commenced operations on October 25, 2004. This information is intended to help you understand each fund’s financial performance for the past five years or, if shorter, the period of the fund’s operations. Some of this information reflects financial results for a single fund share held throughout the period . Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.

This information has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm , whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Government Obligations FUND

	Fiscal year ended September 30,			Fiscal period ended September 30, 2001[2]
Class A Shares	2004 [1]	2003	2002

Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00

Net Investment Income	0.004	0.006	0.014	0.001
Dividends (from net investment income)	(0.004)	(0.006)	(0.014)	(0.001)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.45%	0.52%	1.41%	0.05%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$144,764	$60,206	$101,513	$96,036
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.70%
Ratio of Net Investment Income to Average Net Assets	0.45%	0.67%	1.42%	2.66%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.80%	0.81%	0.81%	0.80%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.40%	0.61%	1.36%	2.56%

1 On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

2 Class A shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

3Total return would have been lower had certain expenses not been waived.

Prime Obligations FUND

	Fiscal year ended September 30,			Fiscal period ended September 30, 2001[2]
Class A Shares	2004 [1]	2003	2002

Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00

Net Investment Income	0.005	0.007	0.014	—
Dividends (from net investment income)	(0.005)	(0.007)	(0.014)	—

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.48%	0.67%	1.46%	0.04%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,296,169	$120,863	$34,147	$—
Ratio of Expenses to Average Net Assets	0.78%	0.78%	0.78%	—
Ratio of Net Investment Income to Average Net Assets	0.50%	0.59%	1.31%	—
Ratio of Expenses to Average Net Assets (excluding waivers)	0.80%	0.80%	0.81%	—
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.48%	0.57%	1.28%	—

1 On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

2 Class A shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

3Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Money Market Funds

Additional Information

Financial Highlights continued

Prime Obligations FUND (CONTINUED)

	Fiscal year ended September 30,
Class B Shares	2004	2003	2002	2001	2000

Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income	0.001	0.001	0.007	0.038	0.047
Dividends (from net investment income)	(0.001)	(0.001)	(0.007)	(0.038)	(0.047)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.11%	0.04%	0.75%	3.92%	4.85%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$15,376	$8,079	$10,350	$7,393	$4,009
Ratio of Expenses to Average Net Assets	1.14%	1.36%	1.48%	1.48%	1.47%
Ratio of Net Investment Income to Average Net Assets	0.15%	0.10%	0.73%	3.74%	4.72%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.16%	1.38%	1.51%	1.51%	1.51%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.13%	0.08%	0.70%	3.71%	4.68%

1Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

	Fiscal year ended September 30,
Class C Shares	2004	2003	2002	2001	2000

Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income	0.001	0.001	0.007	0.038	0.047
Dividends (from net investment income)	(0.001)	(0.001)	(0.007)	(0.038)	(0.047)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.11%	0.14%	0.75%	3.90%	4.85%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$19,349	$6,736	$2,958	$2,163	$371
Ratio of Expenses to Average Net Assets	1.15%	1.33%	1.48%	1.49%	1.46%
Ratio of Net Investment Income to Average Net Assets	0.17%	0.07%	0.71%	3.66%	4.63%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.17%	1.35%	1.51%	1.51%	1.51%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.15%	0.05%	0.68%	3.64%	4.58%

1Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Money Market Funds

Additional Information

Financial Highlights continued

Tax Free Obligations FUND

	Fiscal year ended September 30,			Fiscal period ended September 30, 2001[2]
Class A Shares	2004 [1]	2003	2002

Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00

Net Investment Income	0.003	0.005	0.008	—
Dividends (from net investment income)	(0.003)	(0.005)	(0.008)	—

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.35%	0.45%	0.85%	0.02%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$159,531	$123,272	$206,647	$402,813
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.70%
Ratio of Net Investment Income to Average Net Assets	0.34%	0.48%	0.88%	1.67%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.80%	0.81%	0.81%	0.76%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.29%	0.42%	0.82%	1.61%

1 On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

2 Class A shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

3Total return would have been lower had certain expenses not been waived.

Treasury Obligations FUND

	Fiscal year ended September 30,			Fiscal period ended September 30, 2001[2]
Class A Shares	2004 [1]	2003	2002

Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00

Net Investment Income	0.004	0.006	0.013	0.001
Dividends (from net investment income)	(0.004)	(0.006)	(0.013)	(0.001)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.39%	0.56%	1.34%	0.05%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,197,325	$1,354,195	$1,648,326	$2,035,433
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.70%
Ratio of Net Investment Income to Average Net Assets	0.39%	0.57%	1.34%	2.46%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.80%	0.80%	0.81%	0.82%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.34%	0.52%	1.28%	2.34%

1 On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

2 Class A shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

3Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Money Market Funds

For More Information

More information about the funds is available in the funds’ Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Internet Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the funds’ investments is available in the funds’ annual and semiannual reports to shareholders.

You can obtain a free copy of the funds’ SAI and/or free copies of the funds’ most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

PROMMR     12/ 04

SEC file number:   811-03313

   First American Funds™

December 1, 2004
Prospectus
First American Funds, Inc.
ASSET CLASS ~ Money Market Funds

Money Market Funds Class D Shares	Government Obligations Fund Prime Obligations Fund Tax Free Obligations Fund Treasury Obligations Fund U.S. Treasury Money Market Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Fund Summaries

     Government Obligations Fund

     Prime Obligations Fund

     Tax Free Obligations Fund

     Treasury Obligations Fund

     U.S. Treasury Money Market Fund

Policies & Services

     Buying and Selling Shares

     Managing Your Investment

Additional Information

     Management

     More About The Funds

     Financial Highlights

For More Information

Fund Summaries

Introduction

This section of the prospectus describes the objectives of the First American Money Market Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

An investment in the funds is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Prospectus –	First American Money Market Funds Class D Shares

1

Fund Summaries

Government Obligations FUND

Objective

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. government securities. The fund will provide shareholders with at least 60 days notice before changing this policy.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds Class D Shares

2

Fund Summaries

Government Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

4.97%	5.10%	4.99%	4.61%	5.90%	3.63%	1.33%	0.64%

1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 2000	1.52%
Worst Quarter: Quarter ended	December 31, 2003	0.13%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03	Inception Date	One Year	Five Years	Since Inception

Government Obligations Fund	1/21/95	0.64%	3.20%	4.06%

1Total return for the period from 1/1/ 04 through 9/30/ 04 was 0.47%.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.15%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.65%
Less Contractual Waiver of Fund Expenses[2]	(0.05)%
Net Expenses[2]	0.60%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year , but reflect current fee waivers.

2 The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 200 5 , so that Net Expenses do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after November 30, 200 5 , at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 61
3 years	$203
5 years	$357
10 years	$806

Prospectus –	First American Money Market Funds Class D Shares

3

Fund Summaries

Prime Obligations FUND

Objective

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

  securities issued by the U.S. government or one of its agencies or instrumentalities.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  commercial paper.
  non-convertible corporate debt securities.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments (i.e., commercial paper, repurchase agreements, etc.) to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds Class D Shares

4

Fund Summaries

Prime Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

5.08%	5.23%	5.17%	4.80%	6.00%	3.75%	1.37%	0.67%

1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	September 30, 2000	1.55%
Worst Quarter: Quarter ended	December 31, 2003	0.13%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03	Inception Date	One Year	Five Years	Since Inception

Prime Obligations Fund	1/24/95	0.67%	3.29%	4.16%

1Total return for the period from 1/1/ 04 through 9/30/ 04 was 0.49%.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.15%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.65%
Less Contractual Waiver of Fund Expenses[2]	(0.02)%
Net Expenses[2]	0.63%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year , but reflect current fee waivers.

2 The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 200 5 , so that Net Expenses do not exceed 0.63%. These fee waivers and expense reimbursements may be terminated at any time after November 30, 200 5 , at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 64
3 years	$206
5 years	$360
10 years	$809

Prospectus –	First American Money Market Funds Class D Shares

5

Fund Summaries

Tax Free Obligations FUND

Objective

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

  general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.
  revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds Class D Shares

6

Fund Summaries

Tax Free Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

2.95%	2.74%	3.61%	2.22%	0.91%	0.49%

1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 2000	0.95%
Worst Quarter: Quarter ended	September 30, 2003	0.08%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03	Inception Date	One Year	Five Years	Since Inception

Tax Free Obligations Fund	11/26/97	0.49%	1.99%	2.17%

1Total return for the period from 1/1/ 04 through 9/30/ 04 was 0.37%.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.15%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.65%
Less Contractual Waiver of Fund Expenses[2]	(0.05)%
Net Expenses[2]	0.60%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year , but reflect current fee waivers.

2 The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 200 5 , so that Net Expenses do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after November 30, 200 5 , at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 61
3 years	$203
5 years	$357
10 years	$806

Prospectus –	First American Money Market Funds Class D Shares

7

Fund Summaries

Treasury Obligations FUND

Objective

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

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8

Fund Summaries

Treasury Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

3.62%	5.41%	4.89%	5.04%	4.94%	4.48%	5.70%	3.48%	1.27%	0.57%

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 2000	1.49%
Worst Quarter: Quarter ended	December 31, 2003	0.11%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03	Inception Date	One Year	Five Years	Ten Years

Treasury Obligations Fund	10/4/93	0.57%	3.08%	3.93%

1Total return for the period from 1/1/ 04 through 9/30/ 04 was 0.43%.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.15%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.65%
Less Contractual Waiver of Fund Expenses[2]	(0.05)%
Net Expenses[2]	0.60%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year , but reflect current fee waivers.

2 The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 200 5 , so that Net Expenses do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after November 30, 200 5 , at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 61
3 years	$203
5 years	$357
10 years	$806

Prospectus –	First American Money Market Funds Class D Shares

9

Fund Summaries

U.S. Treasury Money Market FUND

Objective

U.S. Treasury Money Market Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturity.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. Treasury obligations and other money market funds that invest exclusively in such obligations, the fund may offer less income than a money market fund investing in other high-quality money market securities.
  If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Fund Performance

Because U.S. Treasury Money Market Fund has not been offered for a full calendar year , no performance information is presented.

Prospectus –	First American Money Market Funds Class D Shares

10

Fund Summaries

U.S. Treasury Money Market FUND continued

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.15%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous[1]	0.15%
Total Annual Fund Operating Expenses	0.65%
Less Contractual Waiver of Fund Expenses[2]	(0.05)%
Net Expenses[2]	0.60%

1“Miscellaneous Other Expenses” are based on estimated amounts for the current fiscal year.

2The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30 , 2005, so that Net Expenses do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after November 30 , 2005, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 61
3 years	$203

Prospectus –	First American Money Market Funds Class D Shares

11

Policies & Services

Buying and Selling Shares

The funds issue their shares in multiple classes. This prospectus offers Class D shares.

Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.15% and an annual shareholder servicing fee of 0.25%.

12b-1 Fees

Each fund has adopted a plan under rule 12b-1 of the Investment Company Act that allows it to pay the fund’s distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders. Each fund pays a Rule 12b-1 distribution fee equal to 0.15% of its Class D share average daily net assets.

Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The funds’ distributor uses the distribution fee to compensate financial institutions for providing distribution-related services to the fund. These institutions receive annual fees equal to 0.15% of each fund’s Class D share average daily net assets attributable to shares sold through them. Your financial institution will continue to receive Rule 12b-1 distribution fees relating to your Class D shares for as long as you hold those shares.

Shareholder Servicing Plan

Each fund also has adopted a non-12b-1 shareholder servicing plan and agreement with respect to its Class D shares. Under this plan and agreement, each fund pays U.S. Bancorp Asset Management, Inc. a shareholder servicing fee at an annual rate of 0.25% of average daily Class D share net assets for providing or arranging for the provision of shareholder services to the holders of Class D shares. No distribution-related services are provided under this plan and agreement.

The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution’s customers.

Calculating Your Share Price

Your purchase price will be equal to the fund’s net asset value (NAV) per share next calculated after the receipt of your order. The NAV for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund is generally calculated as of 3: 3 0 p.m. Central time every day the New York Stock E xchange is open. The NAV for Tax Free Obligations Fund is generally calculated as of 11:30 a.m. Central time every day the Exchange is open. The NAV for U.S. Treasury Money Market Fund is generally calculated as of 12:00 p.m. Central time every day the Exchange is open.

A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s net asset value is normally expected to be $1 per share.

How to Buy and Sell Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box may not be accepted. We may also ask for other identifying documents or information.

You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold on any day when the New York Stock Exchange (NYSE) is open. Purchases and sales of shares may be restricted in the event of an early or unscheduled close of the NYSE.

The funds will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the funds’ portfolio instruments are open, and the funds’ management believes there is adequate liquidity to meet redemption requests and/or an adequate market to meet purchase requests. The funds will not accept exchanges from other funds unless the NYSE is open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0750-00022
Account Number: 112-952-137
Credit to:  First American (name of fund, investor name, and investor account #)

You cannot purchase shares by wire on days when federally chartered banks are closed.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. The fund has authorized certain financial institutions (“authorized financial intermediaries”) to accept orders on its behalf. If your financial institution is an authorized financial intermediary, you will

Prospectus –	First American Money Market Funds Class D Shares

12

Policies & Services

Buying and Selling Shares continued

receive that day’s price if your order is received by your financial institution by the time specified in the following table.

Deadline for purchase or redemption orders to be received in order to receive the current day’s NAV

Government Obligations Fund	3:30 p.m. Central time
Prime Obligations Fund	3:30 p.m. Central time
Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:30 p.m. Central time
U.S. Treasury Money Market Fund	12:00 p.m. Central time

If your financial institution is not an authorized financial intermediary, you will have to transmit your request by an earlier time in order for your purchase order or redemption request to be priced at that day’s NAV. This allows your financial institution time to process your request and transmit it to the fund by the deadline specified above.

In addition, a purchase order will be effective on a given day only if the fund’s custodian receives payment by wire before the close of business on that day. Contact your financial institution to determine the time by which it must receive your order to be assured same day processing.

If the fund or an authorized financial intermediary receives a redemption request by the time specified above, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

How to Exchange Shares

Exchanges may be made only on days when the New York Stock Exchange is open.

If your investment goals or your financial needs change, you may exchange your shares for Class D shares of another First American fund, if that share class is available, or if not, then for Class Y shares of that fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class D shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class D shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, your exchange order must be received by the fund or an authorized financial intermediary by the time specified in the table below.

Deadline for exchange orders to be transmitted to the fund in order to receive the current day’s NAV

Government Obligations Fund	3:30 p.m. Central time
Prime Obligations Fund	3:30 p.m. Central time
Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:30 p.m. Central time
U.S. Treasury Money Market Fund	12:00 p.m. Central time

If your financial institution is not an authorized financial intermediary, you will have to call by an earlier time in order for your shares to be exchanged at that day’s NAV.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes.

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13

Policies & Services

Managing Your Investment

Staying Informed

Shareholder Reports.   Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, the auditors’ report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations.   Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

Dividends and Distributions

Dividends from a fund’s net investment income are declared daily and paid monthly. If the fund receives your wire transfer payment or exchange order for fund shares by 11:30 a.m. Central time for Tax Free Obligations Fund, 12:00 p.m. Central time for U.S. Treasury Money Market Fund or 3:30 p.m. Central time for Government Obligations Fund, Prime Obligations Fund or Treasury Obligations Fund, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the cut-off times specified in the preceding sentence.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV. In addition, even if you have requested that your distributions be paid in cash, all distributions under $10 will be reinvested in shares of the same fund.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the funds will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.” You should consult your tax advisor for more information.

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders’ alternative minimum tax.

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14

Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the funds’ investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2004 , U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Advisory fee as a % of average daily net assets

Government Obligations Fund	0.05%
Prime Obligations Fund	0.08%
Tax Free Obligations Fund	0.05%
Treasury Obligations Fund	0.05%
U.S. Treasury Money Market Fund [1]	0.10%

1 U.S. Treasury Money Market Fund commenced operations in October 2004. The fee set forth above represents the fund’s contractual advisory fee for the current fiscal year.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds’ investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

Custody Services.   U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund’s average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc. and First American Strategy Funds, Inc., and up to 0.15% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

Distribution Services.   Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives distribution fees and is reimbursed for its out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

Securities Lending Services.   In connection with lending its portfolio securities, Government Obligations Fund pays fees to U.S. Bancorp Asset Management which are equal to 35 % of the fund’s income from these securities lending transactions.

Shareholder Servicing Fees.    Each fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.25% of its average daily net assets attributable to Class D shares for providing or arranging for the provision of shareholder services to the holders of its Class D shares.

Portfolio Management

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

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15

Additional Information

More About The Funds

Investment Strategies

The funds’ principal investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the “Fund Summaries” section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including each of the other money market funds advised by the funds’ investment advisor. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Investment Approach

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase, and that the average maturity of each fund’s investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally-recognized statistical ratings organizations (NRSRO) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, at least 95% of each fund’s total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor.

Investment Risks

The principal risks of investing in the funds are summarized in the “Fund Summaries” section.

Additional Risks of Government Obligations Fund

Risks of Securities Lending

When Government Obligations Fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund’s advisor has determined are creditworthy under guidelines established by the fund’s board of directors.

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16

Additional Information

Financial Highlights

Financial Highlights

The tables that follow present performance information about the Class D shares of each fund. No information is presented for U.S. Treasury Money Market Fund, which commenced operations on October 25, 2004. This information is intended to help you understand each fund’s financial performance for the past five years. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm , whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Government Obligations FUND

	Fiscal year ended September 30,
	2004	2003	2002	2001	2000

Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income	0.006	0.008	0.015	0.046	0.055
Dividends (from net investment income)	(0.006)	(0.008)	(0.015)	(0.046)	(0.055)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.60%	0.78%	1.56%	4.68%	5.59%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$834,112	$902,940	$428,307	$609,315	$472,078
Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets	0.60%	0.73%	1.57%	4.51%	5.47%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.65%	0.65%	0.66%	0.66%	0.66%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.55%	0.68%	1.51%	4.45%	5.41%

1Total return would have been lower had certain expenses not been waived.

Prime Obligations FUND

	Fiscal year ended September 30,
	2004	2003	2002	2001	2000

Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income	0.006	0.008	0.016	0.047	0.056
Dividends (from net investment income)	(0.006)	(0.008)	(0.016)	(0.047)	(0.056)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.63%	0.82%	1.61%	4.81%	5.74%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$712,727	$632,464	$623,431	$738,871	$515,806
Ratio of Expenses to Average Net Assets	0.63%	0.63%	0.63%	0.63%	0.62%
Ratio of Net Investment Income to Average Net Assets	0.62%	0.80%	1.61%	4.55%	5.62%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.65%	0.65%	0.66%	0.65%	0.66%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.60%	0.78%	1.58%	4.53%	5.58%

1Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Money Market Funds Class D Shares

17

Additional Information

Financial Highlights continued

Tax Free Obligations FUND

	Fiscal year ended September 30,
	2004	2003	2002	2001	2000

Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income	0.005	0.006	0.010	0.028	0.034
Dividends (from net investment income)	(0.005)	(0.006)	(0.010)	(0.028)	(0.034)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.50%	0.60%	1.01%	2.86%	3.43%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$14,134	$19,343	$20,952	$32,615	$24,112
Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets	0.48%	0.59%	1.03%	2.84%	3.36%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.65%	0.65%	0.66%	0.66%	0.66%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.43%	0.54%	0.97%	2.78%	3.30%

1Total return would have been lower had certain expenses not been waived.

Treasury Obligations FUND

	Fiscal year ended September 30,
	2004	2003	2002	2001	2000

Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income	0.005	0.007	0.015	0.045	0.052
Dividends (from net investment income)	(0.005)	(0.007)	(0.015)	(0.045)	(0.052)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.54%	0.71%	1.49%	4.54%	5.37%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$4,898,189	$5,720,129	$5,155,284	$3,996,702	$3,252,551
Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets	0.53%	0.68%	1.48%	4.40%	5.23%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.65%	0.65%	0.66%	0.66%	0.66%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.48%	0.63%	1.42%	4.34%	5.17%

1Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Money Market Funds Class D Shares

18

For More Information

More information about the funds is available in the funds’ Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Internet Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the funds’ investments is available in the funds’ annual and semiannual reports to shareholders.

You can obtain a free copy of the funds’ SAI and/or free copies of the funds’ most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

PROMMD     12/ 04

SEC file number:   811-03313

   First American Funds™

December 1, 2004
Prospectus
First American Funds, Inc.
ASSET CLASS ~ Money Market Funds

Money Market Funds Class I Shares	Prime Obligations Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Fund Summary

     Prime Obligations Fund

Policies & Services

     Buying and Selling Shares

     Managing Your Investment

Additional Information

     Management

     More About The Fund

     Financial Highlights

For More Information

Fund Summary

Introduction

This section of the prospectus describes the objective of the First American Prime Obligations Fund, summarizes the principal investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the fund, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Prospectus –	First American Money Market Funds Class I Shares

1

Fund Summary

Prime Obligations FUND

Objective

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

  securities issued by the U.S. government or one of its agencies or instrumentalities.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  commercial paper.
  non-convertible corporate debt securities.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments (i.e., commercial paper, repurchase agreements, etc.) to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds Class I Shares

2

Fund Summary

Prime Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

1.60%	0.90%

2002	2003

Best Quarter: Quarter ended	March 31, 2002	0.44%
Worst Quarter: Quarter ended	December 31, 2003	0.19%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03	Inception Date	One Year	Since Inception

Prime Obligations Fund	9/24/01	0.90%	1.39%

1Total return for the period from 1/1/ 04 through 9/30/ 04 was 0.66% .

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses
Shareholder Servicing Fee	0.20%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.45%
Less Contractual Waiver of Fund Expenses[2]	(0.05)%
Net Expenses[2]	0.40%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year , but reflect current fee waivers.

2 The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 200 5 , so that Net Expenses do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after November 30, 200 5 , at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 41
3 years	$139
5 years	$247
10 years	$562

Prospectus –	First American Money Market Funds Class I Shares

3

Policies & Services

Buying and Selling Shares

The fund issues its shares in multiple classes. This prospectus offers Class I shares.

Class I shares are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class I shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.20%.

Shareholder Servicing Plan

The fund has adopted a non-12b-1 shareholder servicing plan and agreement with respect to its Class I shares. Under this plan and agreement, the fund pays U.S. Bancorp Asset Management, Inc. a shareholder servicing fee at an annual rate of 0.20% of average daily Class I share net assets for providing or arranging for the provision of shareholder services to the holders of Class I shares. No distribution-related services are provided under this plan and agreement.

The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution’s customers.

Calculating Your Share Price

Your purchase price will be equal to the fund’s net asset value (NAV) per share next calculated after the receipt of your order. The fund’s NAV is generally calculated as of 3: 3 0 p.m. Central time every day the New York Stock E xchange is open.

The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. The fund’s net asset value is normally expected to be $1 per share.

How to Buy and Sell Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box may not be accepted. We may also ask for other identifying documents or information.

You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold on any day when the New York Stock Exchange (NYSE) is open. Purchases and sales of shares may be restricted in the event of an early or unscheduled close of the NYSE.

The fund will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund’s portfolio instruments are open, and the fund’s management believes there is adequate liquidity to meet redemption requests and/or an adequate market to meet purchase requests. The fund will not accept exchanges from other funds unless the NYSE is open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0750-00022
Account Number: 112-952-137
Credit to:  First American (name of fund, investor name, and investor account #)

You cannot purchase shares by wire on days when federally chartered banks are closed.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. The fund has authorized certain financial institutions (“authorized financial intermediaries”) to accept orders on its behalf. If your financial institution is an authorized financial intermediary, you will receive that day’s price if your order is received by your financial institution by 3:30 p.m. Central time. If your financial institution is not an authorized financial intermediary, you will have to transmit your request by an earlier time in order for your purchase order or redemption request to be priced at that day’s NAV. This allows your financial institution time to process your request and transmit it to the fund by the deadline specified above. In addition, a purchase order will be effective on a given day only if the fund’s custodian receives payment by wire before the close of business on that day. Contact your financial institution to determine the time by which it must receive your order to be assured same day processing.

If the fund or an authorized financial intermediary receives a redemption request by the time specified above, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

Prospectus –	First American Money Market Funds Class I Shares

4

Policies & Services

Buying and Selling Shares continued

How to Exchange Shares

Exchanges may be made only on days when the New York Stock Exchange is open.

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of that fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class I shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class I shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, your exchange order must be received by the fund or an authorized financial intermediary by 3: 3 0 p.m. Central time. If your financial institution is not an authorized financial intermediary, your will have to call by an earlier time in order for your shares to be exchanged at that day’s NAV.

Before exchanging into any fund, be sure to read its prospectus carefully. The fund may change or cancel its exchange policies at any time. You will be notified of any changes.

The fund also is offered as a money market exchange vehicle for certain other mutual fund families that have enetered into agreements with the fund’s distributor. If you are using the fund as such an exchange vehicle, you may exchange your shares only for shares of the funds in that other mutual fund family; you may not exchange your shares for shares of another First American fund. You may be assessed certain transactional or service fees by your original mutual fund family in connection with any such exchange. If you have any questions regarding the amount of fees assessed per transaction, please call the toll-free number on your statement.

Prospectus –	First American Money Market Funds Class I Shares

5

Policies & Services

Managing Your Investment

Staying Informed

Shareholder Reports.   Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, the auditors’ report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations.   Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

Dividends and Distributions

Dividends from the fund’s net investment income are declared daily and paid monthly. If the fund receives your wire transfer payment or exchange order for fund shares by 3:30 p.m. Central time, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the cut-off times specified in the preceding sentence.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV. In addition, even if you have requested that your distributions be paid in cash, all distributions under $10 will be reinvested in shares of the same fund.

Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income for federal income tax purposes, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the fund will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.” You should consult your tax advisor for more information.

Prospectus –	First American Money Market Funds Class I Shares

6

Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the fund’s investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 200 4 , U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

For the fund’s most recently completed fiscal year, the fund paid the investment advisor a monthly fee equal to an annual rate of 0.08 % of average daily net assets, after taking into account any fee waivers, for providing investment advisory services to the fund.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund’s investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

Custody Services.   U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of the fund’s average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc. and First American Strategy Funds, Inc., and up to 0.15% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

Distribution Services.   Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the fund and is reimbursed for its out of pocket expenses incurred while providing distribution and other sub-administrative services for the fund.

Shareholder Servicing Fees.     The fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.20% of the fund’s average daily net assets attributable to Class I shares for providing or arranging for the provision of shareholder services to the holders of its Class I shares.

Portfolio Management

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

Prospectus –	First American Money Market Funds Class I Shares

7

Additional Information

More About The Funds

Investment Strategies

The fund’s principal investment strategies are discussed in the “Fund Summary” section. These are the strategies that the fund’s investment advisor believes are most likely to be important in trying to achieve the fund’s objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the “Fund Summary” section, the fund may invest in other money market funds that invest in the same types of securities as the fund, including other money market funds advised by the fund’s investment advisor. To avoid duplicative investment advisory fees, when the fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Investment Approach

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase, and that the average maturity of the fund’s investments (on a dollar-weighted basis) be 90 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally-recognized statistical ratings organizations (NRSRO) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, at least 95% of the fund’s total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor.

Investment Risks

The principal risks of investing in the fund are summarized in the “Fund Summary” section.

Prospectus –	First American Money Market Funds Class I Shares

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Additional Information

Financial Highlights

Financial Highlights

The table that follows presents performance information about the Class I shares of Prime Obligations Fund. This information is intended to help you understand the fund’s financial performance for the past five years or, if shorter, the period of the fund’s operations. Some of this information reflects financial results for a single fund share held throughout the period . Total returns in the table represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm , whose report, along with the fund’s financial statements, is included in the fund’s annual report, which is available upon request.

Prime Obligations FUND

	Fiscal year ended September 30,			Fiscal period ended September 30, 2001[1]
	2004	2003	2002

Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00

Net Investment Income	0.009	0.010	0.018	0.001
Dividends (from net investment income)	(0.009)	(0.010)	(0.018)	(0.001)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.86%	1.05%	1.84%	0.06%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,647,456	$1,631,687	$2,578,732	$2,932,264
Ratio of Expenses to Average Net Assets	0.40%	0.40%	0.40%	0.48%
Ratio of Net Investment Income to Average Net Assets	0.87%	1.07%	1.85%	3.00%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.45%	0.42%	0.43%	0.54%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.82%	1.05%	1.82%	2.94%

1 Class I shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

2Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Money Market Funds Class I Shares

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For More Information

More information about the fund is available in the fund’s Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Internet Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the fund’s investments will be available in the fund’s annual and semiannual reports to shareholders.

You can obtain a free copy of the fund’s SAI and/or free copies of the fund’s most recent annual or semiannual report by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

PROPRIMEI      12/04

SEC file number:   811-03313

   First American Funds™

December 1, 2004
Prospectus
First American Funds, Inc.
ASSET CLASS ~ Money Market Funds

Money Market Funds Class Y Shares	Government Obligations Fund Prime Obligations Fund Tax Free Obligations Fund Treasury Obligations Fund U.S. Treasury Money Market Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Fund Summaries

     Government Obligations Fund

     Prime Obligations Fund

     Tax Free Obligations Fund

     Treasury Obligations Fund

     U.S. Treasury Money Market Fund

Policies & Services

     Buying and Selling Shares

     Managing Your Investment

Additional Information

     Management

     More About The Funds

     Financial Highlights

For More Information

Fund Summaries

Introduction

This section of the prospectus describes the objectives of the First American Money Market Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

An investment in the funds is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Prospectus –	First American Money Market Funds Class Y Shares

1

Fund Summaries

Government Obligations FUND

Objective

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. government securities. The fund will provide shareholders with at least 60 days notice before changing this policy.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds Class Y Shares

2

Fund Summaries

Government Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

4.00%	5.69%	5.13%	5.26%	5.15%	4.77%	6.05%	3.78%	1.48%	0.79%

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 2000	1.56%
Worst Quarter: Quarter ended	December 31, 2003	0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03	Inception Date	One Year	Five Years	Ten Years

Government Obligations Fund	3/1/90	0.79%	3.35%	4.20%

1Total return for the period from 1/1/ 04 through 9/30/ 04 was 0.58%.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.50%
Less Contractual Waiver of Fund Expenses[2]	(0.05)%
Net Expenses[2]	0.45%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year , but reflect current fee waivers.

2 The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 200 5 , so that Net Expenses do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after November 30, 200 5 , at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 46
3 years	$155
5 years	$275
10 years	$623

Prospectus –	First American Money Market Funds Class Y Shares

3

Fund Summaries

Prime Obligations FUND

Objective

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

  securities issued by the U.S. government or one of its agencies or instrumentalities.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  commercial paper.
  non-convertible corporate debt securities.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments (i.e., commercial paper, repurchase agreements, etc.) to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds Class Y Shares

4

Fund Summaries

Prime Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

4.08%	5.78%	5.23%	5.39%	5.32%	4.96%	6.16%	3.91%	1.52%	0.82%

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 2000	1.54%.
Worst Quarter: Quarter ended	December 31, 2003	0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03	Inception Date	One Year	Five Years	Ten Years

Prime Obligations Fund	3/1/90	0.82%	3.45%	4.30%

1Total return for the period from 1/1/ 04 through 9/30/ 04 was 0.60%.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.50%
Less Contractual Waiver of Fund Expenses[2]	(0.02)%
Net Expenses[2]	0.48%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year , but reflect current fee waivers.

2 The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 200 5 , so that Net Expenses do not exceed 0.48%. These fee waivers and expense reimbursements may be terminated at any time after November 30, 200 5 , at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 49
3 years	$158
5 years	$278
10 years	$626

Prospectus –	First American Money Market Funds Class Y Shares

5

Fund Summaries

Tax Free Obligations FUND

Objective

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

  general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.
  revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds Class Y Shares

6

Fund Summaries

Tax Free Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1,2

3.06%	3.26%	3.12%	2.90%	3.77%	2.37%	1.06%	0.64%

1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 2000	0.99%
Worst Quarter: Quarter ended	September 30, 2003	0.12%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03 [2]	Inception Date	One Year	Five Years	Since Inception

Tax Free Obligations Fund	1/9/95	0.64%	2.14%	2.62%

1Total return for the period from 1/1/ 04 through 9/30/ 04 was 0.49%.

2Performance presented prior to 11/25/97 is that of Qualivest Tax-Free Money Market Fund.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.50%
Less Contractual Waiver of Fund Expenses[2]	(0.05)%
Net Expenses[2]	0.45%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year , but reflect current fee waivers.

2 The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 200 5 , so that Net Expenses do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after November 30, 200 5 , at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 46
3 years	$155
5 years	$275
10 years	$623

Prospectus –	First American Money Market Funds Class Y Shares

7

Fund Summaries

Treasury Obligations FUND

Objective

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds Class Y Shares

8

Fund Summaries

Treasury Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

5.05%	5.20%	5.10%	4.64%	5.85%	3.64%	1.42%	0.72%

1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 1997	1.31%
Worst Quarter: Quarter ended	December 31, 2003	0.15%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03	Inception Date	One Year	Five Years	Since Inception

Treasury Obligations Fund	1/24/95	0.72%	3.23%	4.11%

1Total return for the period from 1/1/ 04 through 9/30/ 04 was 0.54%.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.50%
Less Contractual Waiver of Fund Expenses[2]	(0.05)%
Net Expenses[2]	0.45%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year , but reflect current fee waivers.

2 The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 200 5 , so that Net Expenses do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after November 30, 200 5 , at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 46
3 years	$155
5 years	$275
10 years	$623

Prospectus –	First American Money Market Funds Class Y Shares

9

Fund Summaries

U.S. Treasury Money Market FUND

Objective

U.S. Treasury Money Market Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturity.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. Treasury obligations and other money market funds that invest exclusively in such obligations, the fund may offer less income than a money market fund investing in other high-quality money market securities.
  If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Fund Performance

Because U.S. Treasury Money Market Fund has not been offered for a full calendar year , no performance information is presented.

Prospectus –	First American Money Market Funds Class Y Shares

10

Fund Summaries

U.S. Treasury Money Market FUND continued

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous[1]	0.15%
Total Annual Fund Operating Expenses	0.50%
Less Contractual Waiver of Fund Expenses[2]	(0.05)%
Net Expenses[2]	0.45%

1“Miscellaneous Other Expenses” are based on estimated amounts for the current fiscal year.

2The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30 , 2005, so that Net Expenses do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after November 30 , 2005, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 46
3 years	$155

Prospectus –	First American Money Market Funds Class Y Shares

11

Policies & Services

Buying and Selling Shares

The funds issue their shares in multiple classes. This prospectus offers Class Y shares.

Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%.

Shareholder Servicing Plan

Each fund has adopted a non-12b-1 shareholder servicing plan and agreement with respect to its Class Y shares. Under this plan and agreement, each fund pays U.S. Bancorp Asset Management, Inc. a shareholder servicing fee at an annual rate of 0.25% of average daily Class Y share net assets for providing or arranging for the provision of shareholder services to the holders of Class Y shares. No distribution-related services are provided under this plan and agreement.

The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution’s customers.

Calculating Your Share Price

Your purchase price will be equal to the fund’s net asset value (NAV) per share next calculated after the receipt of your order. The NAV for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund is generally calculated as of 3: 3 0 p.m. Central time every day the New York Stock E xchange is open. The NAV for Tax Free Obligations Fund is generally calculated as of 11:30 a.m. Central time every day the Exchange is open. The NAV for U.S. Treasury Money Market Fund is generally calculated as of 12:00 p.m. Central time every day the Exchange is open.

A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s net asset value is normally expected to be $1 per share.

How to Buy and Sell Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box may not be accepted. We may also ask for other identifying documents or information.

You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold on any day when the New York Stock Exchange (NYSE) is open. Purchases and sales of shares may be restricted in the event of an early or unscheduled close of the NYSE.

The funds will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the funds’ portfolio instruments are open, and the funds’ management believes there is adequate liquidity to meet redemption requests and/or an adequate market to meet purchase requests. The funds will not accept exchanges from other funds unless the NYSE is open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0750-00022
Account Number: 112-952-137
Credit to:  First American (name of fund, investor name, and investor account #)

You cannot purchase shares by wire on days when federally chartered banks are closed.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. The fund has authorized certain financial institutions (“authorized financial intermediaries”) to accept orders on its behalf. If your financial institution is an authorized financial intermediary, you will receive that day’s price if your order is received by your financial institution by the time specified in the table below.

Deadline for purchase or redemption orders to be received in order to receive the current day’s NAV

Government Obligations Fund	3:30 p.m. Central time
Prime Obligations Fund	3:30 p.m. Central time
Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:30 p.m. Central time
U.S. Treasury Money Market Fund	12:00 p.m. Central time

Prospectus –	First American Money Market Funds Class Y Shares

12

Policies & Services

Buying and Selling Shares continued

If your financial institution is not an authorized financial intermediary, you will have to transmit your request by an earlier time in order for your purchase order or redemption request to be priced at that day’s NAV. This allows your financial institution time to process your request and transmit it to the fund by the deadline specified above.

In addition, a purchase order will be effective on a given day only if the fund’s custodian receives payment by wire before the close of business on that day. Contact your financial institution to determine the time by which it must receive your order to be assured same day processing.

If the fund or an authorized financial intermediary receives a redemption request by the time specified above, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

How to Exchange Shares

Exchanges may be made only on days when the New York Stock Exchange is open.

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, your exchange order must be received by the fund or an authorized financial intermediary by the time specified in the table below.

Deadline for exchange orders to be transmitted to the fund in order to receive the current day’s NAV

Government Obligations Fund	3:30 p.m. Central time
Prime Obligations Fund	3:30 p.m. Central time
Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:30 p.m. Central time
U.S. Treasury Money Market Fund	12:00 p.m. Central time

If your financial institution is not an authorized financial intermediary, you will have to call by an earlier time in order for your shares to be exchanged at that day’s NAV.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes.

Prospectus –	First American Money Market Funds Class Y Shares

13

Policies & Services

Managing Your Investment

Staying Informed

Shareholder Reports.   Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, the auditors’ report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations.   Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

Dividends and Distributions

Dividends from a fund’s net investment income are declared daily and paid monthly. If the fund receives your wire transfer payment or exchange order for fund shares by 11:30 a.m. Central time for Tax Free Obligations Fund, 12:00 p.m. Central time for U.S. Treasury Money Market Fund or 3:30 p.m. Central time for Government Obligations Fund, Prime Obligations Fund or Treasury Obligations Fund, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the cut-off times specified in the preceding sentence.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV. In addition, even if you have requested that your distributions be paid in cash, all distributions under $10 will be reinvested in shares of the same fund.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the funds will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.” You should consult your tax advisor for more information.

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders’ alternative minimum tax.

Prospectus –	First American Money Market Funds Class Y Shares

14

Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the funds’ investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2004 , U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Advisory fee as a % of average daily net assets

Government Obligations Fund	0.05%
Prime Obligations Fund	0.08%
Tax Free Obligations Fund	0.05%
Treasury Obligations Fund	0.05%
U.S. Treasury Money Market Fund [1]	0.10%

1 U.S. Treasury Money Market Fund commenced operations in October 2004. The fee set forth above represents the fund’s contractual advisory fee for the current fiscal year.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds’ investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

Custody Services.   U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund’s average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc. and First American Strategy Funds, Inc., and up to 0.15% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

Distribution Services.   Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and is reimbursed for its out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

Securities Lending Services.   In connection with lending its portfolio securities, Government Obligations Fund pays fees to U.S. Bancorp Asset Management which are equal to 35 % of the fund’s income from these securities lending transactions.

Shareholder Servicing Fees.    Each fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.25% of its average daily net assets attributable to Class Y shares for providing or arranging for the provision of shareholder services to the holders of its Class Y shares.

Portfolio Management

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

Prospectus –	First American Money Market Funds Class Y Shares

15

Additional Information

More About The Funds

Investment Strategies

The funds’ principal investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the “Fund Summaries” section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including each of the other money market funds advised by the funds’ investment advisor. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Investment Approach

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase, and that the average maturity of each fund’s investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally-recognized statistical ratings organizations (NRSRO) or are deemed by the advisor to be of co mparable quality to securities having such ratings. In addition, at least 95% of each fund’s total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor.

Investment Risks

The principal risks of investing in the funds are summarized in the “Fund Summaries” section.

Additional Risks of Government Obligations Fund

Risks of Securities Lending

When Government Obligations Fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund’s advisor has determined are creditworthy under guidelines established by the fund’s board of directors.

Prospectus –	First American Money Market Funds Class Y Shares

16

Additional Information

Financial Highlights

Financial Highlights

The tables that follow present performance information about the Class Y shares of each fund. No information is presented for U.S. Treasury Money Market Fund, which commenced operations on October 25, 2004. This information is intended to help you understand each fund’s financial performance for the past five years. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from financial statements audited by Ernst & Young LLP, independent registered public accounting firm , whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Government Obligations FUND

	Fiscal year ended September 30,
	2004	2003	2002	2001	2000

Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income	0.007	0.009	0.017	0.047	0.056
Dividends (from net investment income)	(0.007)	(0.009)	(0.017)	(0.047)	(0.056)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.75%	0.93%	1.71%	4.84%	5.75%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,702,220	$1,550,445	$1,562,880	$1,041,700	$937,230
Ratio of Expenses to Average Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Net Investment Income to Average Net Assets	0.75%	0.93%	1.68%	4.75%	5.59%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.50%	0.51%	0.51%	0.51%	0.51%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.70%	0.87%	1.62%	4.69%	5.53%

1Total return would have been lower had certain expenses not been waived.

Prime Obligations FUND

	Fiscal year ended September 30,
	2004	2003	2002	2001	2000

Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income	0.008	0.010	0.017	0.048	0.057
Dividends (from net investment income)	(0.008)	(0.010)	(0.017)	(0.048)	(0.057)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.78%	0.97%	1.76%	4.96%	5.90%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$5,309,431	$6,830,595	$8,666,782	$7,577,143	$6,431,029
Ratio of Expenses to Average Net Assets	0.48%	0.48%	0.48%	0.48%	0.47%
Ratio of Net Investment Income to Average Net Assets	0.76%	0.98%	1.73%	4.78%	5.75%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.50%	0.50%	0.51%	0.50%	0.51%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.74%	0.96%	1.70%	4.76%	5.71%

1Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Money Market Funds Class Y Shares

17

Additional Information

Financial Highlights continued

Tax Free Obligations FUND

	Fiscal year ended September 30,
	2004	2003	2002	2001	2000

Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income	0.006	0.008	0.011	0.029	0.035
Dividends (from net investment income)	(0.006)	(0.008)	(0.011)	(0.029)	(0.035)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.65%	0.76%	1.16%	3.02%	3.59%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$768,269	$880,685	$584,132	$443,276	$375,891
Ratio of Expenses to Average Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Net Investment Income to Average Net Assets	0.63%	0.72%	1.14%	2.93%	3.53%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.50%	0.50%	0.51%	0.51%	0.51%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.58%	0.67%	1.08%	2.87%	3.47%

1Total return would have been lower had certain expenses not been waived.

Treasury Obligations FUND

	Fiscal year ended September 30,
	2004	2003	2002	2001	2000

Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income	0.007	0.009	0.016	0.046	0.054
Dividends (from net investment income)	(0.007)	(0.009)	(0.016)	(0.046)	(0.054)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.69%	0.86%	1.64%	4.70%	5.53%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$2,838,253	$3,570,394	$2,996,616	$2,929,764	$2,065,655
Ratio of Expenses to Average Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Net Investment Income to Average Net Assets	0.68%	0.85%	1.62%	4.48%	5.39%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.50%	0.51%	0.51%	0.51%	0.51%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.63%	0.79%	1.56%	4.42%	5.33%

1Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Money Market Funds Class Y Shares

18

For More Information

More information about the funds is available in the funds’ Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Internet Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the funds’ investments is available in the funds’ annual and semiannual reports to shareholders.

You can obtain a free copy of the funds’ SAI and/or free copies of the funds’ most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

PROMMY     12/ 04

SEC file number:   811-03313

   First American Funds™

December 1, 2004
Prospectus
First American Funds, Inc.
ASSET CLASS ~ Money Market Funds

Money Market Funds Class Z Shares	Government Obligations Fund Prime Obligations Fund Tax Free Obligations Fund Treasury Obligations Fund U.S. Treasury Money Market Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of this fund, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Fund Summaries

     Government Obligations Fund

     Prime Obligations Fund

     Tax Free Obligations Fund

     Treasury Obligations Fund

     U.S. Treasury Money Market Fund

Policies & Services

     Buying and Selling Shares

     Managing Your Investment

Additional Information

     Management

     More About The Funds

     Financial Highlights

For More Information

Fund Summaries

Introduction

This section of the prospectus describes the objectives of the First American Money Market Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

An investment in the funds is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Prospectus –	First American Money Market Funds Class Z Shares

1

Fund Summaries

Government Obligations FUND

Objective

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. government securities. The fund will provide shareholders with at least 60 days notice before changing this policy.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Because Class Z shares have not been offered for a full calendar year, information in the chart and table is for the fund’s Class Y shares, which are offered through another prospectus. Class Z and Class Y shares are invested in the same portfolio of securities, but Class Z share returns are expected to be higher because the shares are expected to have lower operating expenses.

Prospectus –	First American Money Market Funds Class Z Shares

2

Fund Summaries

Government Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class Y)1

4.00%	5.69%	5.13%	5.26%	5.15%	4.77%	6.05%	3.78%	1.48%	0.79%

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 2000	1.56%
Worst Quarter: Quarter ended	December 31, 2003	0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03	Inception Date	One Year	Five Years	Ten Years

Government Obligations Fund (Class Y)	3/1/90	0.79%	3.35%	4.20%

1Total return for the period from 1/1/ 04 through 9/30/ 04 for Class Y shares was 0.58%.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.25%
Less Contractual Waiver of Fund Expenses[2]	(0.05)%
Net Expenses[2]	0.20%

1 Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year, but reflect current fee waivers.

2 The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 200 5 , so that Net Expenses do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after November 30, 200 5 , at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 20
3 years	$ 75
5 years	$136
10 years	$313

Prospectus –	First American Money Market Funds Class Z Shares

3

Fund Summaries

Prime Obligations FUND

Objective

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

  securities issued by the U.S. government or one of its agencies or instrumentalities.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  commercial paper.
  non-convertible corporate debt securities.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments (i.e., commercial paper, repurchase agreements, etc.) to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Because Class Z shares have not been offered for a full calendar year, information in the chart and the table is for the fund’s Class Y shares, which are offered through another prospectus. Class Z and Class Y shares are invested in the same portfolio of securities, but Class Z share returns are expected to be higher because the shares are expected to have lower operating expenses.

Prospectus –	First American Money Market Funds Class Z Shares

4

Fund Summaries

Prime Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class Y)1

4.08%	5.78%	5.23%	5.39%	5.32%	4.96%	6.16%	3.91%	1.52%	0.82%

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 2000	1.54%
Worst Quarter: Quarter ended	December 31, 2003	0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03	Inception Date	One Year	Five Years	Ten Years

Prime Obligations Fund (Class Y)	3/1/90	0.82%	3.45%	4.30%

1Total return for the period from 1/1/ 04 through 9/30/ 04 for Class Y shares was 0.60%.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.25%
Less Contractual Waiver of Fund Expenses[2]	(0.05)%
Net Expenses[2]	0.20%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year , but reflect current fee waivers.

2 The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 200 5 , so that Net Expenses do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after November 30, 200 5 , at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 20
3 years	$ 75
5 years	$136
10 years	$313

Prospectus –	First American Money Market Funds Class Z Shares

5

Fund Summaries

Tax Free Obligations FUND

Objective

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

  general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.
  revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Because Class Z shares have not been offered for a full calendar year , information in the chart and table is for the fund’s Class Y shares, which are offered through another prospectus. Class Z and Class Y shares are invested in the same portfolio of securities, but Class Z share returns are expected to be higher because the shares are expected to have lower operating expenses.

Prospectus –	First American Money Market Funds Class Z Shares

6

Fund Summaries

Tax Free Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class Y)1,2

3.06%	3.26%	3.12%	2.90%	3.77%	2.37%	1.06%	0.64%

1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 2000	0.99%
Worst Quarter: Quarter ended	September 30, 2003	0.12%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03 [2]	Inception Date	One Year	Five Years	Since Inception

Tax Free Obligations Fund (Class Y)	1/9/95	0.64%	2.14%	2.62%

1Total return for the period from 1/1/ 04 through 9/30/ 04 for Class Y shares was 0.49%.

2Performance prior to 11/25/97 is that of Qualivest Tax-Free Money Market Fund.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.25%
Less Contractual Waiver of Fund Expenses[2]	(0.05)%
Net Expenses[2]	0.20%

1 Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year, but reflect current fee waivers.

2 The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 200 5 , so that Net Expenses do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after November 30, 200 5 , at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 20
3 years	$ 75
5 years	$136
10 years	$313

Prospectus –	First American Money Market Funds Class Z Shares

7

Fund Summaries

Treasury Obligations FUND

Objective

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Because Class Z shares have not been offered for a full calendar year , information in the chart and table is for the fund’s Class Y shares, which are offered through another prospectus. Class Z and Class Y shares are invested in the same portfolio of securities, but Class Z share returns are expected to be higher because the shares are expected to have lower operating expenses.

Prospectus –	First American Money Market Funds Class Z Shares

8

Fund Summaries

Treasury Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class Y)1

5.05%	5.20%	5.10%	4.64%	5.85%	3.64%	1.42%	0.72%

1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 1997	1.31%
Worst Quarter: Quarter ended	December 31, 2003	0.15%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03	Inception Date	One Year	Five Years	Since Inception

Treasury Obligations Fund (Class Y)	1/24/95	0.72%	3.23%	4.11%

1Total return for the period from 1/1/ 04 through 9/30/ 04 for Class Y shares was 0.54%.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.25%
Less Contractual Waiver of Fund Expenses[2]	(0.05)%
Net Expenses[2]	0.20%

1 Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year, but reflect current fee waivers.

2 The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 200 5 , so that Net Expenses do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after November 30, 200 5 , at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 20
3 years	$ 75
5 years	$136
10 years	$313

Prospectus –	First American Money Market Funds Class Z Shares

9

Fund Summaries

U.S. Treasury Money Market FUND

Objective

U.S. Treasury Money Market Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturity.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. Treasury obligations and other money market funds that invest exclusively in such obligations, the fund may offer less income than a money market fund investing in other high-quality money market securities.
  If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Fund Performance

Because U.S. Treasury Money Market Fund has not been offered for a full calendar year , no performance information is presented.

Prospectus –	First American Money Market Funds Class Z Shares

10

Fund Summaries

U.S. Treasury Money Market FUND continued

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES as a % of average net assets

Management Fees	0.10%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.25%
Less Contractual Waiver of Fund Expenses[2]	(0.05)%
Net Expenses[2]	0.20%

1“Other Expenses” are based on estimated amounts for the current fiscal year.

2The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30 , 2005, so that Net Expenses do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after November 30 , 2005, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$20
3 years	$75

Prospectus –	First American Money Market Funds Class Z Shares

11

Policies & Services

Buying and Selling Shares

The funds issue their shares in multiple classes. This prospectus offers Class Z shares.

Class Z shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity, and only with a minimum initial investment of at least $10 million. Class Z shares are sold at net asset value, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

Calculating Your Share Price

Your purchase price will be equal to the fund’s net asset value (NAV) per share next calculated after the receipt of your order. The NAV for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund is generally calculated as of 3: 3 0 p.m. Central time every day the New York Stock E xchange is open. The NAV for Tax Free Obligations Fund is generally calculated as of 11:30 a.m. Central time every day the Exchange is open. The NAV for U.S. Treasury Money Market Fund is generally calculated as of 12:00 p.m. Central time every day the Exchange is open.

A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s net asset value is normally expected to be $1 per share.

How to Buy and Sell Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box may not be accepted. We may also ask for other identifying documents or information.

You may purchase or sell shares by calling your financial institution. Institutions are required to make a minimum initial investment of $10 million, however there is no minimum subsequent investment requirement. The funds may waive or modify these minimum investment requirements at any time. Shares may be purchased and sold on any day when the New York Stock Exchange (NYSE) is open. Purchases and sales of shares may be restricted in the event of an early or unscheduled close of the NYSE.

The funds will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the funds’ portfolio instruments are open, and the funds’ management believes there is adequate liquidity to meet redemption requests and/or an adequate market to meet purchase requests. The funds will not accept exchanges from other funds unless the NYSE is open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0750-00022
Account Number: 112-952-137
Credit to:  First American (name of fund, investor name, and investor account #)

You cannot purchase shares by wire on days when federally chartered banks are closed.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. The fund has authorized certain financial institutions (“authorized financial intermediaries”) to accept orders on its behalf. If your financial institution is an authorized financial intermediary, you will receive that day’s price if your order is received by your financial institution by the time specified in the following table.

Prospectus –	First American Money Market Funds Class Z Shares

12

Policies & Services

Buying and Selling Shares continued

Deadline for purchase or redemption orders to be received in order to receive the current day’s NAV

Government Obligations Fund	3:30 p.m. Central time
Prime Obligations Fund	3:30 p.m. Central time
Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:30 p.m. Central time
U.S. Treasury Money Market Fund	12:00 p.m. Central time

If your financial institution is not an authorized financial intermediary, you will have to transmit your request by an earlier time in order for your purchase order or redemption request to be priced at that day’s NAV. This allows your financial institution time to process your request and transmit it to the fund by the deadline specified above.

In addition, a purchase order will be effective on a given day only if the fund’s custodian receives payment by wire before the close of business on that day. Contact your financial institution to determine the time by which it must receive your order to be assured same day processing.

If the fund or an authorized financial intermediary receives a redemption request by the time specified above, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

How to Exchange Shares

Exchanges may be made only on days when the New York Stock Exchange is open.

If your investment goals or your financial needs change, you may exchange your shares for Class Z shares of another First American fund, if that share class is available, or if not, then for Class Y shares of that fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares.

If you are no longer eligible to hold Class Z shares because you discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Z shares. If you maintain your fiduciary, agency, or custodian account but are no longer eligible to hold Class Z shares because your account balance is less than $10 million, you may exchange your shares for Class I shares at net asset value. Class I shares have higher expenses than Class Z shares, but lower expenses than Class A shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, your exchange order must be received by the fund or an authorized financial intermediary by the time specified in the table below.

Deadline for exchange orders to be transmitted to the fund in order to receive the current day’s NAV

Government Obligations Fund	3:30 p.m. Central time
Prime Obligations Fund	3:30 p.m. Central time
Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:30 p.m. Central time
U.S. Treasury Money Market Fund	12:00 p.m. Central time

If your financial institution is not an authorized financial intermediary, you will have to call by an earlier time in order for your shares to be exchanged at that day’s NAV.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes.

Prospectus –	First American Money Market Funds Class Z Shares

13

Policies & Services

Managing Your Investment

Staying Informed

Shareholder Reports.   Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, the auditors’ report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations.   Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

Dividends and Distributions

Dividends from a fund’s net investment income are declared daily and paid monthly. If the fund receives your wire transfer payment or exchange order for fund shares by 11:30 a.m. Central time for Tax Free Obligations Fund, 12:00 p.m. Central time for U.S. Treasury Money Market Fund or 3:30 p.m. Central time for Government Obligations Fund, Prime Obligations Fund or Treasury Obligations Fund, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the cut-off times specified in the preceding sentence.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV. In addition, even if you have requested that your distributions be paid in cash, all distributions under $10 will be reinvested in shares of the same fund.

Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income for federal income tax purposes, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the funds will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.” You should consult your tax advisor for more information.

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax exempt income may be treated as “exempt interest dividends.” These dividends are not subject to regular federal tax. However, althugh it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt income dividends attributable to interest on these securities may increase some shareholders’ alternative minimum tax.

Prospectus –	First American Money Market Funds Class Z Shares

14

Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the funds’ investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2004 , U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services to the funds. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Advisory fee as a % of average daily net assets

Government Obligations Fund	0.05%
Prime Obligations Fund	0.08%
Tax Free Obligations Fund	0.05%
Treasury Obligations Fund	0.05%
U.S. Treasury Money Market Fund [1]	0.10%

1 U.S. Treasury Money Market Fund commenced operations in October 2004. The fee set forth above represents the fund’s contractual advisory fee for the current fiscal year.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds’ investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

Custody Services.   U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of the funds’ average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc. and First American Strategy Funds, Inc., and up to 0.15% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

Distribution Services.   Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

Securities Lending Services.     In connection with lending its portfolio securities, Government Obligations Fund pays fees to U.S. Bancorp Asset Management which are equal to 35% of the fund’s income from these securities lending transactions.

Portfolio Management

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

Prospectus –	First American Money Market Funds Class Z Shares

15

Additional Information

More About The Funds

Investment Strategies

The funds’ principal investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that the funds may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the “Fund Summaries” section, each fund may invest in other money market funds that invest in the same types of securities as the funds, including each of the other money market funds advised by the funds’ investment advisor. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If a fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Investment Approach

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase, and that the average maturity of the fund’s investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally-recognized statistical ratings organizations (NRSRO) or are deemed by the advisor to be of compar able quality to securities having such ratings. In addition, at least 95% of each fund’s total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor.

Investment Risks

The principal risks of investing in the funds are summarized in the “Fund Summaries” section.

Additional Risks of Government Obligations Fund

Risks of Securities Lending

When Government Obligations Fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund’s advisor has determined are creditworthy under guidelines established by the fund’s board of directors.

Prospectus –	First American Money Market Funds Class Z Shares

16

Additional Information

Financial Highlights

Financial Highlights

The tables that follow present performance information about the Class Z shares of each fund. No information is presented for U.S. Treasury Money Market Fund, which commenced operations on October 25, 2004. This information is intended to help you understand each fund’s financial performance for the past five years or, if shorter, the period of the fund’s operations. Some of this information reflects financial results for a single fund share held throughout the period . Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from the financial statements audited by Ernst & Young, LLP, independent registered public accounting firm , whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Government Obligations FUND

Class Z Shares	Fiscal period ended September 30, 2004 [1]

Per Share Data
Net Asset Value, Beginning of Period	$1.00

Net Investment Income	0.008
Dividends (from net investment income)	(0.008)

Net Asset Value, End of Period	$1.00

Total Return[2]	0.84%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$424,941
Ratio of Expenses to Average Net Assets	0.20%
Ratio of Net Investment Income to Average Net Assets	1.12%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.25%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	1.07%

1 Class Z shares have been offered since December 1, 2003. All ratios for the period have been annualized, except total return.

2Total return would have been lower had certain expenses not been waived.

Prime Obligations FUND

Class Z Shares	Fiscal year ended September 30, 2004	Fiscal period ended September 30, 2003[1]

Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00

Net Investment Income	0.011	0.002
Dividends (from net investment income)	(0.011)	(0.002)

Net Asset Value, End of Period	$1.00	$1.00

Total Return[2]	1.06%	0.16%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,377,543	$3,228,365
Ratio of Expenses to Average Net Assets	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.09%	0.97%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.25%	0.22%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	1.04%	0.95%

1 Class Z shares have been offered since August 1, 2003. All ratios for the period have been annualized, except total return.

2Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Money Market Funds Class Z Shares

17

Additional Information

Financial Highlights continued

Tax Free Obligations FUND

Class Z Shares	Fiscal period ended September 30, 2004 [1]

Per Share Data
Net Asset Value, Beginning of Period	$1.00

Net Investment Income	0.007
Dividends (from net investment income)	(0.007)

Net Asset Value, End of Period	$1.00

Total Return[2]	0.75%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$485,135
Ratio of Expenses to Average Net Assets	0.20%
Ratio of Net Investment Income to Average Net Assets	0.96%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.25%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.91%

1 Class Z shares have been offered since December 1, 2003. All ratios for the period have been annualized, except total return.

2Total return would have been lower had certain expenses not been waived.

Treasury Obligations FUND

Class Z Shares	Fiscal period ended September 30, 2004 [1]

Per Share Data
Net Asset Value, Beginning of Period	$1.00

Net Investment Income	0.008
Dividends (from net investment income)	(0.008)

Net Asset Value, End of Period	$1.00

Total Return[2]	0.80%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$166,347
Ratio of Expenses to Average Net Assets	0.20%
Ratio of Net Investment Income to Average Net Assets	0.99%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.25%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.94%

1 Class Z shares have been offered since December 1, 2003. All ratios for the period have been annualized, except total return.

2Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Money Market Funds Class Z Shares

18

For More Information

More information about the funds is available in the funds’ Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Internet Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the funds’ investments is available in the funds’ annual and semiannual reports to shareholders.

You can obtain a free copy of the funds’ SAI and/or free copies of the funds’ most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

PROPRIMEZ     12/ 04

SEC file number:   811-03313

   First American Funds™

December 1, 2004
Prospectus
Asset Class ~ Money Market Funds

MONEY MARKET FUNDS Piper Jaffray Shares

Government Obligations Fund
Prime Obligations Fund
Tax Free Obligations Fund
Treasury Obligations Fund

Each a series of First American Funds, Inc.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Fund Summaries

     Government Obligations Fund

     Prime Obligations Fund

     Tax Free Obligations Fund

     Treasury Obligations Fund

Policies & Services

     Buying and Selling Shares

     Managing Your Investment

Additional Information

     Management

     More About The Funds

     Financial Highlights

For More Information

Fund Summaries

Introduction

This section of the prospectus describes the objectives of the funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

An investment in the funds is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Prospectus –	First American Money Market Funds Piper Jaffray Shares

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Fund Summaries

Government Obligations FUND

Objective

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. government securities. The fund will provide shareholders with at least 60 days notice before changing this policy.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds Piper Jaffray Shares

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Fund Summaries

Government Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1,2

4.45%	5.73%	3.47%	1.18%	0.50%

1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 2000	1.48%
Worst Quarter: Quarter ended	December 31, 2003	0.09%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03 [2]	Inception Date	One Year	Five Years	Since Inception

Government Obligations Fund	4/29/98	0.50%	3.04%	3.26%

1Total return for the period from 1/1/ 04 through 9/30/ 04 was 0.34%.

2Prior to 12/1/03 , the Piper Jaffray shares were named “Class A” shares.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.28%
Total Annual Fund Operating Expenses	0.88%
Less Contractual Waiver of Fund Expenses[2]	(0.11)%
Net Expenses[2]	0.77%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year , but reflect current fee waivers.

2 The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 200 5 , so that Net Expenses do not exceed 0.77%. These fee waivers and expense reimbursements may be terminated at any time after November 30, 200 5 , at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors. In addition to contractual waivers and reimbursements, the advisor voluntarily reimbursed additional fund expenses equal to 0.01% during the most recently completed fiscal year, resulting in actual net expenses of 0.76%.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 79
3 years	$ 270
5 years	$ 477
10 years	$1,074

Prospectus –	First American Money Market Funds Piper Jaffray Shares

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Fund Summaries

Prime Obligations FUND

Objective

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

  securities issued by the U.S. government or one of its agencies or instrumentalities.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  commercial paper.
  non-convertible corporate debt securities.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments (i.e., commercial paper, repurchase agreements, etc.) to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds Piper Jaffray Shares

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Fund Summaries

Prime Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1,2

4.97%	5.12%	5.04%	4.57%	5.79%	3.55%	1.19%	0.48%

1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 2000	1.49%
Worst Quarter: Quarter ended	December 31, 2003	0.09%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03 [2]	Inception Date	One Year	Five Years	Since Inception

Prime Obligations Fund	1/21/95	0.48%	3.09%	4.00%

1Total return for the period from 1/1/ 04 through 9/30/ 04 was 0.33%.

2Prior to 12/1/03 , the Piper Jaffray shares were named “Class A” shares.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.28%
Total Annual Fund Operating Expenses	0.88%
Less Contractual Waiver of Fund Expenses[2]	(0.04)%
Net Expenses[2]	0.84%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year , but reflect current fee waivers.

2 The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 200 5 , so that Net Expenses do not exceed 0.84%. These fee waivers and expense reimbursements may be terminated at any time after November 30, 200 5 , at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 86
3 years	$ 277
5 years	$ 484
10 years	$1,081

Prospectus –	First American Money Market Funds Piper Jaffray Shares

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Fund Summaries

Tax Free Obligations FUND

Objective

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

  general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.
  revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds Piper Jaffray Shares

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Fund Summaries

Tax Free Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1,2,3

2.65%	2.87%	2.85%	2.59%	3.46%	2.08%	0.76%	0.36%

1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	June 30, 2000	0.92%
Worst Quarter: Quarter ended	September 30, 2003	0.05%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03 [2,3]	Inception Date	One Year	Five Years	Since Inception

Tax Free Obligations Fund	1/9/95	0.36%	1.84%	2.29%

1Total return for the period from 1/1/ 04 through 9/30/ 04 was 0.27%.

2Performance prior to 11/25/97 is that of Qualivest Tax-Free Money Market Fund.

3Prior to 12/1/03 , the Piper Jaffray shares were named “Class A” shares.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.28%
Total Annual Fund Operating Expenses	0.88%
Less Contractual Waiver of Fund Expenses[2]	(0.13)%
Net Expenses[2]	0.75%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year , but reflect current fee waivers.

2 The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 200 5 , so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after November 30, 200 5 , at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 77
3 years	$ 268
5 years	$ 475
10 years	$1,072

Prospectus –	First American Money Market Funds Piper Jaffray Shares

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Fund Summaries

Treasury Obligations FUND

Objective

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds Piper Jaffray Shares

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Fund Summaries

Treasury Obligations FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1,2

4.84%	4.38%	5.60%	3.36%	1.13%	0.46%

1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 2000	1.47%
Worst Quarter: Quarter ended	December 31, 2003	0.07%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03 [2]	Inception Date	One Year	Five Years	Since Inception

Treasury Obligations Fund	11/3/97	0.46%	2.96%	3.33%

1Total return for the period from 1/1/ 04 through 9/30/ 04 was 0.39%.

2Prior to 12/1/03 , the Piper Jaffray shares were named “Class A” shares.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.21%
Total Annual Fund Operating Expenses	0.81%
Less Contractual Waiver of Fund Expenses[2]	(0.06)%
Net Expenses[2]	0.75%

1Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year , but reflect current fee waivers.

2 The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 200 5 , so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after November 30, 200 5 , at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 77
3 years	$253
5 years	$444
10 years	$996

Prospectus –	First American Money Market Funds Piper Jaffray Shares

9

Policies & Services

Buying and Selling Shares

The funds issue their shares in multiple classes. This prospectus offers Piper Jaffray shares.

Piper Jaffray shares are only available to clients of Piper Jaffray & Co., a registered broker-dealer (“Piper Jaffray”). Piper Jaffray shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

12b-1 Fees

Each fund has adopted a plan under rule 12b-1 of the Investment Company Act that allows it to pay the fund’s distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders. Each fund pays a Rule 12b-1 distribution fee equal to 0.25% of its average daily net assets attributable to Piper Jaffray shares .

Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The funds’ distributor uses the distribution fee to compensate Piper Jaffray for providing distribution-related services to the funds. Piper Jaffray receives an annual fee equal to 0.25% of a fund’s average daily net assets attributable to Piper Jaffray shares .

Shareholder Servicing and Recordkeeping Fees

Each fund also has adopted a non-12b-1 shareholder servicing plan and agreement with respect to its Piper Jaffray shares. Under this plan and agreement, each fund pays U.S. Bancorp Asset Management, Inc. a shareholder servicing fee at an annual rate of 0.25% of average daily net assets attributable to Piper Jaffray shares for providing or arranging for the provision of shareholder services to the holders of Piper Jaffray shares. No distribution-related services are provided under this plan and agreement.

Each fund currently pays to Piper Jaffray an annual fee equal to 0.15% of a fund’s average daily net assets attributable to its Piper Jaffray shares for certain record-keeping services. The advisor or the distributor may pay additional fees to Piper Jaffray out of their own assets in exchange for sales and/or administrative services performed on behalf of Piper Jaffray’s customers.

Calculating Your Share Price

Your purchase price will be equal to the fund’s net asset value (NAV) per share next calculated after the receipt of your order. The NAV for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund is generally calculated as of 3:30 p.m. Central time every day the New York Stock E xchange is open. The NAV for Tax Free Obligations Fund is generally calculated as of 11:30 a.m. Central time every day the Exchange is open.

A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s net asset value is normally expected to be $1 per share.

How to Buy and Sell Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box may not be accepted. We may also ask for other identifying documents or information.

You may purchase or sell shares by calling Piper Jaffray . Shares may be purchased and sold on any day when the New York Stock Exchange (NYSE) is open. Purchases and sales of shares may be restricted in the event of an early or unscheduled close of the NYSE.

The funds will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the funds’ portfolio instruments are open, and the funds’ management believes there is adequate liquidity to meet redemption requests and/or an adequate market to meet purchase requests. The funds will not accept exchanges from other funds unless the NYSE is open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by Piper Jaffray. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0750-00022
Account Number: 112-952-137
Credit to:  First American (name of fund, investor name, and investor account #)

You cannot purchase shares by wire on days when federally chartered banks are closed.

Purchase orders and redemption requests must be received by Piper Jaffray by the time specified by Piper Jaffray to be assured same day processing. In order for shares to be purchased or sold at that day’s price, Piper Jaffray must transmit your purchase orders or redemption requests to the funds by 11:30 a.m. Central time for Tax Free Obligations Fund and by 3:30 p.m.

Prospectus –	First American Money Market Funds Piper Jaffray Shares

10

Policies & Services

Buying and Selling Shares continued

Central time for the other funds. It is the responsibility of Piper Jaffray to promptly transmit orders to the funds. In addition, a purchase order will be effective on the day given only if the funds’ custodian receives payment by wire before the close of business.

If a fund receives a redemption request by the time specified above, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

Exchanging Shares

You may exchange your Piper Jaffray shares for Class A shares of another First American fund only if your Piper Jaffray shares were originally received in an exchange from another First American fund. Exchanges may be made only on days when the New York Stock Exchange is open.

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Piper Jaffray shares for Class A shares of another First American fund you will not pay the sales charge imposed by the fund. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes.

You may exchange shares through Piper Jaffray. Exchange requests must be received by Piper Jaffray by the time specified by Piper Jaffray and transmitted to the funds no later than 11:30 a.m. Central time for Tax Free Obligations Fund and 3: 30 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund to receive same day processing.

Prospectus –	First American Money Market Funds Piper Jaffray Shares

11

Policies & Services

Managing Your Investment

Staying Informed

Shareholder Reports.   Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, the auditors’ report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations.   Piper Jaffray shares are held in omnibus accounts, in the name of Piper Jaffray. The funds do not send confirmations or statements to individuals holding their shares in these accounts.

Dividends and Distributions

Dividends from a fund’s net investment income are declared daily and paid monthly. If the fund receives your wire transfer payment or exchange order for fund shares by 11:30 a.m. Central time for Tax Free Obligations Fund or 3:30 p.m. Central time for Government Obligations Fund, Prime Obligations Fund or Treasury Obligations Fund, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the cut-off times specified in the preceding sentence.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV. In addition, even if you have requested that your distributions be paid in cash, all distributions under $10 will be reinvested in shares of the same fund.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the funds will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.” You should consult your tax advisor for more information.

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders’ alternative minimum tax.

Prospectus –	First American Money Market Funds Piper Jaffray Shares

12

Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the funds’ investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2004 , U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Advisory fee as a % of average daily net assets

Government Obligations Fund	0.05%
Prime Obligations Fund	0.08%
Tax Free Obligations Fund	0.05%
Treasury Obligations Fund	0.05%

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Portfolio Management

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

Prospectus –	First American Money Market Funds Piper Jaffray Shares

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Additional Information

More About The Funds

Investment Strategies

The funds’ principal investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the “Fund Summaries” section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including each of the other money market funds advised by the funds’ investment advisor. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Investment Approach

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase, and that the average maturity of each fund’s investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally-recognized statistical ratings organizations (NRSRO) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, at least 95% of each fund’s total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor.

Investment Risks

The principal risks of investing in the funds are summarized in the “Fund Summaries” section.

Additional Risks of Government Obligations Fund

Risks of Securities Lending

When Government Obligations Fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund’s advisor has determined are creditworthy under guidelines established by the fund’s board of directors.

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Additional Information

Financial Highlights

Financial Highlights

The tables that follow present performance information about the Piper Jaffray shares of each fund. Prior to December 1, 2003 , the Piper Jaffray shares were named “Class A” shares. (The Class A shares currently offered through another prospectus were named “Class S” shares prior to December 1, 2003 .) This information is intended to help you understand each fund’s financial performance for the past five years. Some of this information reflects financial results for a single fund share held throughout the period . Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.

This information has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm , whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Government Obligations FUND

	Fiscal year ended September 30,
	2004 [1]	2003	2002	2001	2000

Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income	0.004	0.006	0.014	0.044	0.053
Dividends (from net investment income)	(0.004)	(0.006)	(0.014)	(0.044)	(0.053)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.43%	0.65%	1.41%	4.53%	5.43%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$296,432	$467,541	$528,343	$490,164	$470,587
Ratio of Expenses to Average Net Assets	0.76%	0.73%	0.75%	0.75%	0.76%
Ratio of Net Investment Income to Average Net Assets	0.42%	0.65%	1.39%	4.41%	5.29%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.88%	0.78%	0.81%	0.81%	0.82%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.30%	0.60%	1.33%	4.35%	5.23%

1 On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray shares.

2Total return would have been lower had certain expenses not been waived.

Prime Obligations FUND

	Fiscal year ended September 30,
	2004 [1]	2003	2002	2001	2000

Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income	0.004	0.006	0.014	0.045	0.054
Dividends (from net investment income)	(0.004)	(0.006)	(0.014)	(0.045)	(0.054)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.42%	0.63%	1.43%	4.61%	5.52%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,102,041	$4,632,371	$5,728,745	$5,784,153	$4,614,094
Ratio of Expenses to Average Net Assets	0.84%	0.81%	0.81%	0.83%	0.82%
Ratio of Net Investment Income to Average Net Assets	0.41%	0.64%	1.42%	4.46%	5.40%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.88%	0.83%	0.84%	0.85%	0.86%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.37%	0.62%	1.39%	4.44%	5.36%

1 On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray shares.

2Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Money Market Funds Piper Jaffray Shares

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Additional Information

Financial Highlights continued

Tax Free Obligations FUND

	Fiscal year ended September 30,
	2004 [1]	2003	2002	2001	2000

Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income	0.004	0.005	0.008	0.027	0.032
Dividends (from net investment income)	(0.004)	(0.005)	(0.008)	(0.027)	(0.032)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.36%	0.48%	0.85%	2.72%	3.28%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$208,475	$348,974	$406,204	$497,631	$286,449
Ratio of Expenses to Average Net Assets	0.75%	0.72%	0.75%	0.74%	0.75%
Ratio of Net Investment Income to Average Net Assets	0.34%	0.48%	0.85%	2.63%	3.23%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.88%	0.77%	0.81%	0.80%	0.81%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.21%	0.43%	0.79%	2.57%	3.17%

1 On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray shares.

2Total return would have been lower had certain expenses not been waived.

Treasury Obligations FUND

	Fiscal year ended September 30,
	2004 [1]	2003	2002	2001	2000

Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income	0.005	0.006	0.013	0.043	0.052
Dividends (from net investment income)	(0.005)	(0.006)	(0.013)	(0.043)	(0.052)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.46%	0.61%	1.34%	4.44%	5.27%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$31,625	$478,627	$230,541	$132,245	$30,506
Ratio of Expenses to Average Net Assets	0.75%	0.70%	0.75%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets	0.35%	0.55%	1.29%	4.00%	5.16%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.81%	0.75%	0.81%	0.76%	0.76%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.29%	0.50%	1.23%	3.94%	5.10%

1 On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray shares.

2Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Money Market Funds Piper Jaffray Shares

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For More Information

More information about the funds is available in the funds’ Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the funds and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the investments is available in the funds’ annual and semiannual reports to shareholders. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year.

You can obtain a free copy of the funds’ SAI and/or free copies of the funds’ most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

PROPIPER      12/04

SEC file number:   811-03313

December 1, 2004
Prospectus
First American Funds, Inc.
ASSET CLASS ~ Money Market Funds

Money Market Funds	Treasury Reserve Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Fund Summary

     Treasury Reserve Fund

Policies & Services

     Buying Shares

     Selling Shares

     Managing Your Investment

Additional Information

     Management

     More About The Fund

     Financial Highlights

For More Information

Fund Summary

Introduction

This section of the prospectus describes the objective of the First American Treasury Reserve Fund, summarizes the principal investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the fund, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Prospectus –	First American Money Market Funds Treasury Reserve Fund

1

Fund Summary

Treasury Reserve FUND

Objective

Treasury Reserve Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

Treasury Reserve Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance

The following illustrations provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund’s shares has varied from year to year. The table illustrates the fund’s average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Prospectus –	First American Money Market Funds Treasury Reserve Fund

2

Fund Summary

Treasury Reserve FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1,2

3.51%	5.26%	4.77%	4.86%	4.61%	4.06%	5.24%	3.15%	0.95%	0.26%

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 2000	1.33%
Worst Quarter: Quarter ended	December 31, 2003	0.03%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/ 03 [2]	Inception Date	One Year	Five Years	Ten Years

Treasury Reserve Fund	4/15/89	0.26%	2.69%	3.64%

1Total return for the period from 1/1/ 04 through 9/30/ 04 was 0.18%.

2On 9/24/01, the Treasury Reserve Fund became the successor by merger to the Retail A shares of the Firstar U.S. Treasury Money Market Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Retail A shares of the Firstar U.S. Treasury Money Market Fund. The Firstar U.S. Treasury Money Market Fund was organized on 11/27/00 in a combination of the Mercantile Treasury Money Market Portfolio, a separate series of Mercantile Mutual Funds, Inc., and Firstar Stellar Treasury Fund, a separate series of Firstar Stellar Funds, Inc. Performance presented prior to 11/27/00 represents that of the predecessor Firstar Stellar Fund.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses since t hese expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Maintenance Fee[1] only charged to accounts with balances below $500	$50
ANNUAL FUND OPERATING EXPENSES[2] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.50%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	1.01%
Less Contractual Waiver of Fund Expenses[3]	(0.07)%
Net Operating Expenses[3]	0.94%

1The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See “Policies & Services — Selling Shares, Accounts with Low Balances.”

2Annual Fund Operating Expenses are based on the fund’s most recently completed fiscal year , but reflect current fee waivers.

3 The advisor has contractually agreed to waive fees and reimburse other fund expenses until November 30, 200 5 , so that Net Expenses do not exceed 0.94%. These fee waivers and expense reimbursements may be terminated at any time after November 30, 200 5 , at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$ 96
3 years	$ 315
5 years	$ 551
10 years	$1,230

Prospectus –	First American Money Market Funds Treasury Reserve Fund

3

Policies & Services

Buying Shares

You may become a shareholder in the fund with an initial investment of $1,000 or more ($500 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The fund has the right to waive these minimum investment requirements for employees of the fund’s advisor and its affiliates. The fund also has the right to reject any purchase order.

12b-1 Fees

The fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund’s distributor an annual fee equal to 0.50% of the fund’s average daily net assets for the distribution and sale of its shares. The fund’s distributor uses the fee to pay commissions to institutions that sell fund shares.

Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The fund’s distributor uses the distribution fee to compensate investment professionals and financial institutions for providing distribution-related services to the fund. These investment professionals and financial institutions receive annual fees equal to 0.50% of the fund’s average daily net assets attributable to shares sold through them. Your investment professional or financial institution will continue to receive Rule 12b-1 distribution fees relating to your shares for as long as you hold those shares.

Shareholder Servicing Plan

The fund has also adopted a non-12b-1 shareholder servicing plan and agreement. Under this plan and agreement, the fund pays U.S. Bancorp Asset Management, Inc. a shareholder servicing fee at an annual rate of 0.25% of the fund’s average daily net assets for providing or arranging for the provision of shareholder services to the holders of its shares. No distribution-related services are provided under this plan and agreement.

The advisor or the distributor may pay additional fees to investment professionals or financial institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the investment professional’s or financial institution’s customers.

Calculating Your Share Price

Your purchase price will be equal to the fund’s net asset value (NAV) per share next calculated after the receipt of your order. The fund’s NAV is generally calculated as of 3: 3 0 p.m. Central time every day the New York Stock E xchange is open.

The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. The fund’s net asset value is normally expected to be $1 per share.

How to Buy Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box may not be accepted. We may also ask for other identifying documents or information.

You may buy shares on any day when the New York Stock Exchange (NYSE) is open. However, purchases of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be priced at the next NAV calculated after your purchase order is received in proper form by the fund or one of its “authorized financial intermediaries.” An “authorized financial intermediary” is an investment professional or financial institution that the fund has authorized to accept orders on its behalf. To make sure that your order is in proper form, you must follow the directions for purchasing shares given below and supply the fund with any identifying information required under Federal law, as discussed above.

The fund will accept purchase orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund’s portfolio instruments are open, and the fund’s management believes there is an adequate market to meet purchase requests. The fund will not accept exchanges from other funds unless the NYSE is open.

By Phone.     You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the fund’s distributor. Orders placed through an authorized financial intermediary will be priced at the NAV calculated on that day if received by the intermediary by 3:30 p.m. Central time. In the case of other investment professionals or financial institutions, you will have to transmit your request by an earlier time in order for your purchase request to be priced at that day’s NAV. This allows your investment professional or financial institution time to process your request and transmit it to the fund by 3:30 p.m. Central time.

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Policies & Services

Buying Shares continued

Some investment professionals or financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

You may also purchase shares by notifying Investor Services and making a wire transfer from your bank. Your bank must be a member of the Automated Clearing House (ACH) network. Before making an initial investment by wire, you must submit a new account form to the funds. Be sure to include all of your banking information on the form. After receiving your form, a service representative will contact you with your account number and wiring instructions. Purchases may then be made by wire transfer by notifying Investor Services at 800 677–FUND. All information will be taken over the telephone, and your order will be priced at the next NAV calculated after the fund’s custodian receives your payment by wire. After you have notified Investor Services that you will be purchasing shares by wire, contact your bank to wire federal funds using the following instructions:

U.S. Bank National Association
ABA Number: 0750-00022
Account Number: 112-952-137
Credit to:  First American (name of fund, investor account name, and investor account #)

You cannot purchase shares by wire on days when federally chartered banks are closed.

By Mail.   If you choose to purchase your shares by mail, your shares will be priced at the next NAV calculated after your written request is received in proper form by the fund .

To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund, and mail both to:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201–3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

After you have established an account, you may purchase additional shares by mailing your check to First American Funds at the same address.

Please note the following:

  all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.
  cash, including cashier’s checks or money orders, third-party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, and credit cards may not be accepted.
  if a check does not clear your bank, the fund reserves the right to cancel the purchase, and you could be liable for any losses or fees incurred by the fund as a result of your check failing to clear.

Investing Automatically

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis by having $100 or more ($25 for retirement plans and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts) automatically withdrawn from your bank account on a periodic basis and invested in fund shares. You may apply for participation in this program through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.

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5

Policies & Services

Selling Shares

How to Sell Shares

You may sell your shares on any day when the New York Stock Exchange (NYSE) is open. However, redemption of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be sold at the next NAV calculated after your redemption is received in proper form by the fund or an authorized financial intermediary. To ensure that your request is in proper form, follow the directions for selling shares given below.

The fund will accept redemption requests, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund’s portfolio instruments are open, and the fund’s management believes there is adequate liquidity to meet redemption requests. The fund will not accept exchanges from other funds unless the NYSE is open.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

By Phone.     If you purchased shares through an investment professional or financial institution, simply call them to sell your shares. If your investment professional or financial institution is an authorized financial intermediary, your shares will be sold at the NAV calculated on that day if received by 3:30 p.m. Central time. In the case of other investment professionals or financial institutions, you will have to call by an earlier time in order for your shares to be priced at that day’s NAV. This allows your investment professional or financial institution time to process your request and transmit it to the fund by 3:30 p.m. Central time.

Some investment professionals or financial institutions may charge a fee for helping you sell shares. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or financial institution, you may sell your shares by calling Investor Services at 800 677-FUND . Redemption requests received before 3:30 p.m. Central time will be priced at that day’s NAV. Redemption requests received after 3:30 p.m. Central time will be processed at the following business day’s net asset value. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The fund reserves the right to limit telephone redemptions to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

By Mail.   If you choose to redeem your shares in writing, your shares will be sold at the next NAV calculated after your written request is received in proper form by the fund .

To sell shares by mail, send a written request to the fund at the following address:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201–3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

Your request should include the following information:

  name of the fund.
  account number.
  dollar amount or number of shares redeemed.
  name on the account.
  signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

  you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.
  you would like the check mailed to an address other than the address on the fund’s records, or you have changed the address on the funds’ records within the last 30 days.
  your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability. A notary public is not an acceptable signature guarantor.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

By Checking Account.   You may sign up for check writing privileges when you complete a new account form, or by calling your investment professional, financial institution, or the funds. With a fund checking account, you may redeem shares simply by writing a check for $100 or more. Call Investor Services at 800 677-FUND for more information.

Please note that you may not use a check to close your account.

Systematic Withdrawals

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

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Policies & Services

Selling Shares continued

Accounts with Low Balances

If your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

  deduct a $50 annual account maintenance fee, or
  close your account and send you the proceeds, less any applicable contingent deferred sales charge.

Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

Systematic Exchange Program

You may make automatic monthly exchanges of your fund for Class A shares of another First American fund. Investing a fixed dollar amount at regular intervals, sometimes referred to as “dollar cost averaging,” may have the effect of reducing the average cost per share of the fund acquired.

To set up a systematic exchange program, you initially purchase an amount of the fund equal to the total amount that you wish to invest in Class A shares of the other First American fund. On a monthly basis, the dollar amount that you specify will then be exchanged for Class A shares of the other First American fund. Exchanges into Class A shares will be subject to the applicable sales charge imposed by the First American fund into which you are exchanging. You may wish to execute a letter of intent in connection with a Class A share systematic exchange program. (A letter of intent indicates a non-binding intent to purchase $50,000 or more of
First American fund Class A shares over a 13-month period, which lowers your sales charge. See the prospectus of the
First American fund into which you plan to exchange for more information.)

You may set up a systematic exchange program through your investment professional or financial institution, or by calling Investor Services at 800 677-FUND.

How to Exchange Shares

Exchanges may be made only on days when the New York Stock Exchange is open.

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund. There is no fee to exchange shares.

You may exchange your shares only for Class A shares of another First American fund. Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your shares for Class A shares of another First American fund, you will have to pay the sales charge imposed by the fund into which you are exchanging , unless your money market fund shares were originally issued in exchange for shares of a First American fund that had a sales charge.

Before exchanging into any fund, be sure to read its prospectus carefully. The fund may change or cancel its exchange policies at any time. You will be notified of any changes.

Treasury Reserve Fund also is offered as a money market exchange vehicle for certain other mutual fund families that have entered into agreements with the fund’s distributor. If you are using the fund as such an exchange vehicle, you may exchange your shares only for shares of the funds in that other mutual fund family; you may not exchange your shares for shares of another First American fund. You may be assessed certain transactional or service fees by your original mutual fund family in connection with any such exchange. If you have any questions regarding the amount of fees assessed per transaction, please call the toll-free number on your statement.

By Phone.   You may exchange shares by calling your investment professional, your financial institution, or the fund, provided that both First American funds have identical shareholder registrations. In order for your shares to be exchanged the same day, you must call your investment professional or financial institution by 3: 3 0 p.m. Central time or such earlier time as is specified by an investment professional or financial institution that is not an authorized financial intermediary. Contact your investment professional or financial institution directly for more information. To request an exchange through the fund, call Investor Services at 800 677-FUND .

By Mail.   To exchange shares by written request, please follow the procedures under “Selling Shares.” Be sure to include the names of both funds involved in the exchange.

Telephone Transactions

You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.

The fund and its agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The fund and its agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the fund by telephone during periods of unusual market activity. If you are unable to reach the fund or its agents by telephone, please consider sending written instructions.

Prospectus –	First American Money Market Funds Treasury Reserve Fund

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Policies & Services

Selling Shares continued

Managing Your Investment

Staying Informed

Shareholder Reports.   Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, the auditors’ report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations.   Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each non-systematic purchase or sale of fund shares. Generally, a fund does not send statements for funds held in a brokerage account.

Dividends and Distributions

Dividends from the fund’s net investment income are declared daily and paid monthly. If the fund receives your wire transfer payment or exchange order for fund shares by 3:30 p.m., you will begin to accrue dividends on that day. In the case of shares purchased by check, because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, you will begin to accrue dividends on the first business day after the fund receives your check (provided your check is received by 3:30 p.m. Central time). If you redeem shares and your request is received by 3:30 p.m. Central time, you will receive a dividend on the day of your redemption request if the Fund pays your redemption proceeds by check, but you will not receive a dividend on the day of your redemption request if the Fund pays your redemption proceeds by wire.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV. In addition, even if you have requested that your distributions be paid in cash, all distributions under $10 will be reinvested in shares of the same fund.

Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the fund will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.” You should consult your tax advisor for more information.

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Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the fund’s investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 200 4 , U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

For the most recently completed fiscal year, the fund paid the investment advisor a monthly fee equal to an annual rate of 0.03% of average daily net assets, after taking into account any fee waivers, for providing investment advisory services to the fund.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund’s investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

Custody Services.   U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of the fund’s average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc. and First American Strategy Funds, Inc., and up to 0.15% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

Distribution Services.   Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the fund and receives distribution and shareholder servicing fees and out of pocket expenses incurred while providing distribution and other sub-administrative services for the fund.

Securities Lending Services.   In connection with lending its portfolio securities, the fund pays fees to U.S. Bancorp Asset Management which are equal to 35 % of the fund’s income from these securities lending transactions.

Shareholder Servicing Fees.     The fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.25% of the fund’s average daily net assets for providing or arranging for the provision of shareholder services to the holders of its shares.

Portfolio Management

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

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9

Additional Information

More About The Fund

Investment Strategies

The fund’s principal investment strategies are discussed in the “Fund Summary” section. These are the strategies that the fund’s investment advisor believes are most likely to be important in trying to achieve the fund’s objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the “Fund Summary” section, the fund may invest in other money market funds that invest in the same types of securities as the fund, including other money market funds advised by the fund’s investment advisor. To avoid duplicative investment advisory fees, when the fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Investment Approach

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase, and that the average maturity of the fund’s investments (on a dollar-weighted basis) be 90 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally-recognized statistical ratings organizations (NRSRO) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, at least 95% of the fund’s total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor.

Investment Risks

The principal risks of investing in the fund are summarized in the “Fund Summary” section.

Additional Risks

Risks of Securities Lending

When the fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund’s advisor has determined are creditworthy under guidelines established by the fund’s board of directors.

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Additional Information

Financial Highlights

Financial Highlights

The table that follows presents performance information about the Treasury Reserve Fund. This information is intended to help you understand the fund’s financial performance for the past five years. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the table represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information for the fiscal periods ended after October 31, 2000 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm , whose report, along with the fund’s financial statements, is included in the fund’s annual report, which is available upon request. The information for the fiscal periods ended on or before October 31, 2000, has been audited by other auditors.

Treasury Reserve FUND1

	Fiscal year ended September 30,			Fiscal period ended September 30, 2001[2]	Fiscal period ended October 31, 2000[3]	Fiscal year ended November 30, 1999
	2004	2003	2002

Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income	0.002	0.004	0.011	0.039	0.050	0.040
Dividends (from net investment income)	(0.002)	(0.004)	(0.011)	(0.039)	(0.050)	(0.040)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.21%	0.39%	1.15%	3.97%	5.04%	4.02%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,227,097	$1,955,352	$2,794,773	$2,760,479	$2,284,168	$1,049,641
Ratio of Expenses to Average Net Assets	0.94%	0.94%	0.94%	0.94%	0.99%	0.92%
Ratio of Net Investment Income to Average Net Assets	0.18%	0.41%	1.15%	3.92%	4.98%	3.98%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.01%	1.00%	1.00%	0.95%	1.09%	1.08%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.11%	0.35%	1.09%	3.91%	4.88%	3.82%

1The financial highlights for the Treasury Reserve Fund include the historical financial highlights of the Firstar U.S. Treasury Money Market Fund Class A shares. The assets of the Firstar U.S. Treasury Money Market Fund were acquired by the Treasury Reserve Fund on September 24, 2001. In connection with such acquisition, Class A shares of the Firstar U.S. Treasury Money Market Fund were exchanged for Class A shares of the Treasury Reserve Fund.

2For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund’s fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return.

3For the period December 1, 1999 to October 31, 2000. Effective in 2000, the Fund’s fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return.

4Total return would have been lower had certain expenses not been waived.

Prospectus –	First American Money Market Funds Treasury Reserve Fund

11

For More Information

More information about the fund is available in the fund’s Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Internet Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders.

You can obtain a free copy of the fund’s SAI and/or free copies of the fund’s most recent annual or semiannual report by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

PRORESERVA      12/04

SEC file number:   811-03313

   First American Funds™

                           FIRST AMERICAN FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED DECEMBER 1, 2004

                           GOVERNMENT OBLIGATIONS FUND

                             PRIME OBLIGATIONS FUND

                            TAX FREE OBLIGATIONS FUND

                            TREASURY OBLIGATIONS FUND

                              TREASURY RESERVE FUND

                         U.S. TREASURY MONEY MARKET FUND

         This Statement of Additional Information relates to Government
Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury
Obligations Fund, Treasury Reserve Fund and U.S. Treasury Money Market Fund
(collectively, the "Funds"), each of which is a series of First American Funds,
Inc. ("FAF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Funds' current Prospectuses dated
December 1, 2004. The financial statements included as part of the Funds' Annual
Report to shareholders for the fiscal year ended September 30, 2004 are incorporated by reference into this Statement of Additional Information. This
Statement of Additional Information is incorporated into the Funds' Prospectuses by reference. To obtain copies of Prospectuses or the Funds' Annual Report at no charge, write the Funds' distributor, Quasar Distributors, LLC, 615 East
Michigan Street, Milwaukee, WI 53202, or call Investor Services at 800 677-FUND.
Please retain this Statement of Additional Information for future reference.

                              TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

                                       i

                                       ii

                               GENERAL INFORMATION

         First American Funds, Inc. ("FAF") was incorporated in the State of
Minnesota under the name "First American Money Fund, Inc." The Board of
Directors and shareholders, at meetings held December 6, 1989 and January 18,
1990, respectively, approved amendments to the Articles of Incorporation providing that the name "First American Money Fund, Inc." be changed to "First
American Funds, Inc."

         As set forth in the Prospectuses, FAF is organized as a series fund, and currently issues its shares in six series. Each series of shares represents a separate investment portfolio with its own investment objective and policies
(in essence, a separate mutual fund). The series of FAF to which this Statement of Additional Information relates are named on the cover. These series are referred to in this Statement of Additional Information as the "Funds."

         Shareholders may purchase shares of each Fund through separate classes.
Prime Obligations Fund offers its shares in eight classes: Class A, Class B,
Class C, Class D, Class I, Class Y, Class Z and Piper Jaffray shares. Government
Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund offer their shares in five classes: Class A, Class D, Class Y, Class Z and Piper
Jaffray shares. U.S. Treasury Money Market Fund offers its shares in four classes: Class A, Class D, Class Y and Class Z. Treasury Reserve Fund offers its shares in one class. Prior to December 1, 2003, the Piper Jaffray shares were named "Class A" shares and the Class A shares were named "Class S" shares. The various classes provide for variations in distribution costs, voting rights and dividends. To the extent permitted under the 1940 Act, as amended (the "1940
Act"), the Funds may also provide for variations in other costs among the classes. Except for differences among the classes pertaining to such costs, each share of each Fund represents an equal proportionate interest in that Fund. Each of the Funds is an open-end diversified company.

         FAF has prepared and will provide a separate Prospectus relating to the
Class A, Class B and Class C shares, the Class D shares, the Class I shares, the
Class Y shares, the Class Z shares, and the Piper Jaffray shares of the Funds, and a separate prospectus for the Treasury Reserve Fund. These Prospectuses can
be obtained by writing Quasar Distributors, LLC at 615 East Michigan Street,
Milwaukee, WI 53202, or by calling First American Funds Investor Services at 800
677-FUND.

         The Bylaws of FAF provide that meetings of shareholders be held only with such frequency as required under Minnesota law and the 1940 Act. Minnesota corporation law requires only that the Board of Directors convene shareholders'
meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of FAF may demand a regular meeting of shareholders by written notice given to the President or Treasurer of FAF. Within 30 days after receipt of the demand, the Board of Directors shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 40 days after receipt of the demand, all at the expense of FAF. In addition, the 1940
Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

         This Statement of Additional Information may also refer to affiliated investment companies, including: First American Investment Funds, Inc. ("FAIF");
First American Strategy Funds, Inc. ("FASF"); First American Insurance
Portfolios, Inc. ("FAIP"); and eight separate closed-end funds (American
Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. II,
American Strategic Income Portfolio Inc. III, American Municipal Income
Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Select
Portfolio Inc., American Income Fund, Inc. and First American Minnesota
Municipal Income Fund II, Inc.), collectively referred to as the First American
Closed-End Funds ("FACEF"). The shareholders of FAIP approved the liquidation of the seven portfolios included in such investment company at a meeting held
August 17, 2004, and such liquidations were consummated in August and September
2004.

                                       1

                             INVESTMENT RESTRICTIONS

         Each Fund is classified under the 1940 Act as a diversified series of an open-end management investment company. This classification cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b)
more than 50% of the outstanding shares of the Fund. The 1940 Act currently requires that, as a diversified fund, a Fund may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the outstanding securities of any one issuer, or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government or any agency or instrumentality thereof, securities of other investment companies, and cash and cash items (including receivables).

         In addition to the investment objective and policies set forth in the
Prospectuses and under the caption "Additional Information Concerning Fund
Investments" below, the Funds are subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act.

FUNDAMENTAL INVESTMENT RESTRICTIONS

         None of the Funds will:

         1.       Concentrate its investments in a particular industry, except that there shall be no limitation on the purchase of
                  obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. For purposes of this limitation, the U.S. Government and state or municipal governments and their political subdivisions, are not considered members of any industry. Whether a Fund is
                  concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         2.       Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         3.       Purchase physical commodities or contracts relating to
                  physical commodities.

         4.       Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

         5.       Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of
                  portfolio securities, it may be deemed an underwriter under applicable laws.

         6.       Make loans except as permitted under the 1940 Act, as
                  interpreted or modified from time to time by any regulatory authority having jurisdiction.

_____________________________________________________

         For purposes of applying the limitation set forth in number 1 above, according to the current interpretation by the Securities and Exchange
Commission, the Fund would be concentrated in an industry if 25% or more of its total assets, based on current market value at the time of purchase, were invested in that industry.

         For purposes of applying the limitation set forth in number 2 above, under the 1940 Act as currently in effect, the Funds are not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of such Fund's total assets is at least 300% of the principal amount of all of the Fund's borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund's total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not

including Sundays and holidays) reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

         For purposes of applying the limitation set forth in number 6 above, there are no limitations with respect to unsecured loans made by the Fund to an unaffiliated party. However, when the Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid violation of Section
18(f), the Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan. The Fund currently does not intend to make loans, unsecured or otherwise, except to the extent that investments in debt securities in accordance with Rule 2a-7 (as discussed below under
"Additional Restrictions") would be deemed to be loans.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

         The following restrictions are non-fundamental and may be changed by
FAF's Board of Directors without a shareholder vote.

         The Funds will not:

         1.       Sell securities short.

         2.       Borrow money in an amount exceeding 10% of a Fund's total
                  assets. The Funds will not borrow money for leverage purposes.
                  For the purpose of this investment restriction, the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. A Fund will not make additional investments while its borrowings exceed 5% of total assets.

         3.       Invest more than 10% of their net assets in illiquid
                  securities.

ADDITIONAL RESTRICTIONS

         The Funds may not invest in obligations of any affiliate of U.S.
Bancorp, including U.S. Bank.

         FAF has received an exemptive order (Investment Company Act Release No.
22589 dated March 28, 1997) from the Securities and Exchange Commission under which short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by the Advisor. U.S. Treasury
Money Market Fund will not invest in repurchase agreements.

         FAF has also received an exemptive order (Investment Company Act
Release No. 25526 dated April 15, 2002) from the Securities and Exchange
Commission which permits the Funds to participate in an interfund lending program pursuant to which the Funds and other funds advised by the Advisor may lend money directly to each other for emergency or temporary purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements.
In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders because they rarely need to borrow cash to meet redemptions). The duration of any loans made under the interfund lending program will be limited to the time required to receive payment for the securities sold, but in no event more than 7 days. All loans will be callable by the lending fund on one business day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Board of
Directors of the participating funds.

                                       3

         The Funds are subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to other policies and restrictions discussed herein.
Pursuant to Rule 2a-7, each Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain an average weighted maturity of not more than 90 days. Under Rule 2a-7, securities that are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule
2a-7 also requires that all investments by each Fund be limited to United States dollar-denominated investments that (a) present "minimal credit risk" and (b)
are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized
Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Rating
Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"),
or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). It is the
responsibility of the Board of Directors of FAF to determine that the Funds'
investments present only "minimal credit risk" and are Eligible Securities. The
Board of Directors of FAF has established written guidelines and procedures for the Advisor and oversees the Advisor's determination that the Funds' portfolio securities present only "minimal credit risk" and are Eligible Securities.

         Rule 2a-7 requires, among other things, that each Fund may not invest, other than in United States "Government Securities" (as defined in the 1940
Act), more than 5% of its total assets in securities issued by the issuer of the security; provided that the applicable Fund may invest in First Tier Securities
(as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that each Fund may not invest, other than in United States Government securities, (a)
more than 5% of its total assets in Second Tier Securities (i.e., Eligible
Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b) more than the greater of 1% of its total assets or
$1,000,000 in Second Tier Securities of any one issuer.

               ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS

         The principal investment strategies of the Funds are set forth in the
Funds' current Prospectuses under "Fund Summaries." This section describes in additional detail certain of the Funds' principal investment strategies and other non-principal investment strategies. The Funds have attempted to identify investment strategies that will be employed in pursuing their investment objectives. However, in the absence of an affirmative limitation, a Fund may utilize any strategy or technique that is consistent with its investment objective. The Funds do not anticipate that any such strategy or technique would exceed 5% of its assets absent specific identification of that practice.
Additional information concerning the Funds' investment restrictions is set forth above under "Investment Restrictions."

         If a percentage limitation referred to in this SAI or in the
Prospectuses is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitations on illiquid investments and borrowing from banks.

         The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Funds invest. All securities in each Fund's portfolio are purchased with and payable in United States dollars.

MUNICIPAL SECURITIES

         Tax Free Obligations Fund invests in municipal securities as a principal investment strategy. Municipal securities include municipal bonds and other debt securities issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" as used in this Section includes short-term municipal notes and other commercial paper issued by the states and their political subdivision.

         Two general classifications of municipal bonds are "general obligation"
bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest upon a default by the issuer of its principal and interest payment obligation. They are usually paid

                                       4

from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes.
Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

         Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Fund may invest.

         Tax Free Obligations Fund's investment in municipal bonds and other debt obligations that are purchased from financial institutions such as commercial and investment banks, savings associations and insurance companies may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the
Fund to treat the income from the investment as exempt from federal income tax.

         In addition, Tax Free Obligations Fund may invest in other federal income tax-free securities such as (i) tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues, (ii) bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds, (iii) variable and floating rate obligations including variable rate demand notes and (iv) participation, trust and partnership interests in any of the foregoing obligations.

         Tax Free Obligations Fund may also invest up to 20% of its total assets in municipal securities, the interest on which is treated as an item of tax preference that is included in alternative minimum taxable income for purposes of calculating the alternative minimum tax.

LOAN PARTICIPATIONS

         Prime Obligations Fund may invest in loan participation interests as a principal investment strategy. A loan participation interest represents a pro rata undivided interest in an underlying bank loan. Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest (for example, a Fund) generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. If Prime Obligations Fund invests in loan participation interests that can be sold within a seven-day period, the interests are deemed by the
Advisor to be liquid investments. If Prime Obligations Fund invests in loan participation interests that are restricted from being sold within a seven-day period, the interests are deemed by the Advisor to be illiquid investments and therefore subject to the Fund's non-fundamental policy limiting investments in illiquid securities to not more than 10% of net assets.

SECTION 4(2) AND RULE 144A SECURITIES

         The securities in which Prime Obligations Fund and Tax Free Obligations
Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and corporate obligations qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933. Such securities, if they meet the criteria for liquidity established by the Board of Directors, will be considered liquid. Consequently, Prime Obligations Fund and Tax Free
Obligations Fund do not

                                       5

intend to subject such securities to the 10% limitation applicable to investments in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

FOREIGN SECURITIES

         Prime Obligations Fund may invest as a principal investment strategy in dollar-denominated obligations of U.S. branches of foreign banks, foreign branches of domestic banks, foreign banks, and foreign corporations. In addition, the obligations in which Tax Free Obligations Fund may be guaranteed by, or backed by letters of credit issued by, foreign banks or corporations.

         Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of
United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United
States.

         In addition, there may be less publicly available information about a foreign bank or company than about a United States domiciled bank or company.
Foreign banks and companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to
United States domestic banks and companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. Various provisions of federal law governing the establishment and operation of domestic branches of foreign banks do not apply to foreign branches of domestic banks. Obligations of
United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

UNITED STATES GOVERNMENT SECURITIES

         Each Fund may invest in securities issued or guaranteed as to principal or interest by the United States government, or agencies or instrumentalities of the United States Government. Making such investments is a principal investment strategy for each Fund other than Tax Free Obligations Fund. These investments include direct obligations of the United States Treasury such as United States
Treasury bonds, notes, and bills. The Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, Government Obligations Fund, Prime
Obligations Fund and Tax Free Obligations Fund may invest in securities, such as notes, bonds, and discount notes which are issued or guaranteed by agencies of the United States Government and various instrumentalities which have been established or sponsored by the United States Government. Except for United
States Treasury securities, these United States Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Advisor considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.

         United States Treasury obligations include bills, notes and bonds issued by the United States Treasury and separately traded interest and principal component parts of such obligations that are transferable through the
Federal book-entry system known as Separately Traded Registered Interest and
Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying United

                                       6

States Treasury obligations. A Fund's investments in STRIPS will be limited to components with maturities of less than 397 days and the Funds will not actively trade such components.

REPURCHASE AGREEMENTS

         Each Fund other than U.S. Treasury Money Market Fund may engage in repurchase agreements with respect to any of its portfolio securities as a principal investment strategy. U.S. Treasury Money Market Fund may not enter into repurchase agreements. In a repurchase agreement, a Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a mutually agreed upon time and price. The Funds may engage in repurchase agreements with any member bank of the Federal Reserve System or dealer in United States Government securities. Repurchase agreements usually are for short periods, such as under one week, not to exceed 30 days. In all cases, the Advisor must be satisfied with the creditworthiness of the other party to the agreement before entering into a repurchase agreement. In the event of bankruptcy of the other party to a repurchase agreement, a Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchased may have decreased, the Fund could experience a loss.

CREDIT ENHANCEMENT AGREEMENTS

         Prime Obligations Fund and Tax Free Obligations Fund, as a
non-principal investment strategy, may arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively,
"Guarantees") for the purpose of further securing the payment of principal and/or interest on such Funds' investment securities. Although each investment security, at the time it is purchased, must meet such Funds' creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions
(collectively, "Guarantors") when the Advisor, through yield and credit analysis, deems that credit enhancement of certain of such Funds' securities is advisable. As a non-fundamental policy, Prime Obligations Fund and Tax Free
Obligations Fund will limit the value of all investment securities issued or guaranteed by each Guarantor to not more than 10% of the value of such Fund's total assets.

PUT OPTIONS

         Prime Obligations Fund and Tax Free Obligations Fund, as a
non-principal investment strategy, may purchase securities that provide for the right to resell them to the issuer, a bank or a broker-dealer at a specified price within a specified period of time prior to the maturity date of such obligations. Such a right to resell, which is commonly known as a "put," may be sold, transferred or assigned only with the underlying security or securities. A
Fund may pay a higher price for a security with a put than would be paid for the same security without a put. The primary purpose of purchasing such securities with puts is to permit the Funds to be as fully invested as practicable securities while at the same time providing the Funds with appropriate liquidity.

VARIABLE AND FLOATING RATE OBLIGATIONS

         Certain of the obligations in which Prime Obligations Fund, Government
Obligations Fund and Tax Free Obligations Fund may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice. Variable or floating rate instruments with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of 397 calendar days. The Funds determines the maturity of variable or floating rate instruments in accordance with Securities and Exchange Commission ("SEC") rules that allow the Fund to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.

BANK OBLIGATIONS

         As noted in the Prospectuses, Prime Obligations Fund invests as a principal investment strategy in U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million, including fixed and variable rate certificates of deposit, time deposits, and bankers'
acceptances. In connection with Prime Obligation

                                       7

Fund's purchase of variable rate certificates of deposit ("CDs"), the Fund may enter into agreements with banks or dealers allowing the Fund to resell the certificates to the bank or dealer, at the Fund's option. Time deposits which may be purchased by the Fund are deposits held in foreign branches of United
States banks which have a specified term or maturity. The Fund purchases CDs from only those domestic savings and loan institutions which are regulated by the Office of Thrift Supervision and the Federal Deposit Insurance Corporation
("FDIC"), and whose deposits are insured by either the Savings Association
Insurance Fund or the Bank Insurance Fund, each of which is administered by the
FDIC. However, because the Fund purchases large denomination CDs, it does not expect to benefit materially from such insurance.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, each of the Funds other than
U.S. Treasury Money Market Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, bank or other institutional borrowers of securities. Only Government Obligations Fund does so as a principal investment strategy. If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from a shareholder's gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of
Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned.
Collateral is marked to market daily. When a Fund lends portfolio securities, it continues to be entitled to the interest payable on the loaned securities and, in addition, receives interest on the amount of the loan at a rate negotiated with the borrower. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to U.S. Bank) in connection with these loans.

         U.S. Bancorp Asset Management may act as securities lending agent for the Funds and receive separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting it to provide such services and receive such compensation.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         Each Fund may purchase securities on a when-issued or delayed delivery basis, although none of the Funds do so as a principal investment strategy. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the
Fund during the period prior to settlement. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Funds do not receive income from these securities until such securities are delivered. Each Fund will also establish a segregated account with its custodian in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. A Fund will not purchase securities on a when-issued or delayed delivery basis if, as a result thereof, more than 15% of that Fund's net assets would be so invested.

MONEY MARKET FUNDS

         Each of the Funds may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the investing Fund. U.S. Treasury Money Market Fund invests in the securities of other money market funds as a principal investment strategy. The other Funds do so as a non-principal investment strategy. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne

                                       8

indirectly by their shareholders. The money market funds in which the Funds may invest include other money market funds advised by the Advisor. Investments by a
Fund in other money market funds advised by the Advisor are subject to certain restrictions contained in an exemptive order issued by the SEC.

                               PORTFOLIO TURNOVER

         The Funds generally intend to hold their portfolio securities to maturity. In certain instances, however, a Fund may dispose of its portfolio securities prior to maturity when it appears such action will be in the best interest of the Fund because of changing money market conditions, redemption requests, or otherwise. A Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends or to take advantage of what are believed to be disparities in yield relationships between different money market instruments. Because each Fund invests in short-term securities and manages its portfolio as described above in
"Investment Restrictions" and "Additional Information Concerning Fund
Investments" and, as set forth "Fund Summaries" sections of the Funds'
Prospectuses, each Fund's portfolio will turn over several times a year. Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Funds invest and because the transactional costs are small, the high turnover is not expected to materially affect net asset values or yields. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, and, therefore, each Fund's turnover rate for reporting purposes will be zero.

                        DIRECTORS AND EXECUTIVE OFFICERS

         The directors and executive officers of FAF are listed below, together with their business addresses and their principal occupations during the past five years. Under Minnesota law, FAF's Board of Directors is generally responsible for the overall operation and management of FAF. The Board of
Directors consists entirely of directors who are not "interested persons" of
FAF, as that term is defined in the 1940 Act ("Independent Directors").

INDEPENDENT DIRECTORS

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
                                                                                      NUMBER OF
NAME, ADDRESS,                                                                        PORTFOLIOS IN       OTHER
AND YEAR OF       POSITION(S) TERM OF OFFICE                                          FUND COMPLEX        DIRECTORSHIPS
BIRTH             HELD        AND LENGTH OF            PRINCIPAL OCCUPATION(S)        OVERSEEN BY         HELD BY
                  WITH FUND   TIME SERVED              DURING PAST 5 YEARS            DIRECTOR            DIRECTOR*
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Benjamin R.       Director    Term expiring earlier    Retired; Senior Financial      First American      None
Field III,                    of death, resignation,   Advisor, Bemis Company, Inc.   Funds Complex:
P.O. Box 1329,                removal,                 from 2002 to March 2003;       eleven registered
Minneapolis,                  disqualification, or     Senior Vice President, Chief   investment
Minnesota                     successor duly elected   Financial Officer and          companies,
55440-1329                    and qualified.           Treasurer, Bemis, through      including 56
(1938)                        Director of FAF since    2002                           portfolios
                              September 2003
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Mickey P. Foret,  Director    Term expiring earlier    Consultant to Northwest        First American      ADC Telecom-
P.O. Box 1329,                of death, resignation,   Airlines, Inc. since 2002;     Funds Complex:      munications,
Minneapolis,                  removal,                 Executive Vice President and   eleven registered   Inc.; URS
Minnesota                     disqualification, or     Chief Financial Officer,       investment          Corporation
55440-1329                    successor duly elected   Northwest Airlines, through    companies,          (an
(1945)                        and qualified.           2002                           including 56        engineering
                              Director of FAF since                                   portfolios          firm);
                              September 2003                                                              Mair
                                                                                                          Holdings
                                                                                                          Inc. (a
                                                                                                          regional
                                                                                                          airlines
                                                                                                          holding
                                                                                                          company)
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

                                       9

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
                                                                                      NUMBER OF
NAME, ADDRESS,                                                                        PORTFOLIOS IN       OTHER
AND YEAR OF       POSITION(S) TERM OF OFFICE                                          FUND COMPLEX        DIRECTORSHIPS
BIRTH             HELD        AND LENGTH OF            PRINCIPAL OCCUPATION(S)        OVERSEEN BY         HELD BY
                  WITH FUND   TIME SERVED              DURING PAST 5 YEARS            DIRECTOR            DIRECTOR*
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Roger A.          Director    Term expiring earlier    Retired; Vice President,       First American      None
Gibson,                       of death, resignation,   Cargo - United Airlines,       Funds Complex:
P.O. Box 1329,                removal,                 from July 2001 through July    eleven registered
Minneapolis,                  disqualification, or     2004; Vice President, North    investment
Minnesota                     successor duly elected   America-Mountain Region for    companies,
55440-1329                    and qualified.           United Airlines (1995-2001)    including 56
(1946)                        Director of FAF since                                   portfolios
                              October 1997
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Victoria J.       Director    Term expiring earlier    Investment consultant and      First American      None
Herget,                       of death, resignation,   non-profit board member        Funds Complex:
P.O. Box 1329,                removal,                 since 2001; Managing           eleven registered
Minneapolis,                  disqualification, or     Director of Zurich Scudder     investment
Minnesota                     successor duly elected   Investments through 2001       companies,
55440-1329                    and qualified.                                          including 56
(1951)                        Director of FAF since                                   portfolios
                              September 2003
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Leonard W.        Director    Term expiring earlier    Owner, Executive and           First American      None
Kedrowski,                    of death, resignation,   Management Consulting, Inc.,   Funds Complex:
P.O. Box 1329,                removal,                 a management consulting        eleven registered
Minneapolis,                  disqualification, or     firm; Board member, GC         investment
Minnesota                     successor duly elected   McGuiggan Corporation (DBA     companies,
55440-1329                    and qualified.           Smyth Companies), a label      including 56
(1941)                        Director of FAF since    printer; former Chief          portfolios
                              November 1993            Executive Officer, Creative
                                                       Promotions International,
                                                       LLC, a promotional award
                                                       programs and products
                                                       company, through October
                                                       2003; Advisory Board Member,
                                                       Designer Doors, a
                                                       manufacturer of designer
                                                       doors, through 2002
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Richard K.        Director    Term expiring earlier    Retired; Director, President   First American      Cleveland-
Riederer,                     of death, resignation,   and Chief Executive Officer,   Funds Complex:      Cliffs Inc (a
P.O. Box 1329,                removal,                 Weirton Steel through 2001     eleven registered   producer of
Minneapolis,                  disqualification, or                                    investment          iron ore
Minnesota                     successor duly elected                                  companies,          pellets)
55440-1329                    and qualified.                                          including 56
(1944)                        Director of FAF since                                   portfolios
                              August 2001

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Joseph D.         Director    Term expiring earlier    Owner and President, Strauss   First American      None
Strauss,                      of death, resignation,   Management Company,  a         Funds Complex:
P.O. Box 1329,                removal,                 Minnesota holding company      eleven registered
Minneapolis,                  disqualification, or     for various organizational     investment
Minnesota                     successor duly elected   management business            companies,
55440-1329                    and qualified.           ventures; Owner, Chairman      including 56
(1940)                        Director of FAF since    and Chief Executive Officer,   portfolios
                              September 1991           Community Resource
                                                       Partnerships, Inc., a
                                                       corporation engaged in
                                                       strategic planning,
                                                       operations management,
                                                       government relations,
                                                       transportation planning and
                                                       public relations; attorney
                                                       at law; Partner and
                                                       Chairman, Excensus, LLC, a
                                                       demographic services company
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Virginia L.       Chair;      Chair term three         Owner and President,           First American      None
Stringer,         Director    years.  Director term    Strategic Management           Funds Complex:
P.O. Box 1329,                expiring earlier of      Resources, Inc.,  a            eleven registered
Minneapolis,                  death, resignation,      management consulting firm;    investment
Minnesota                     removal,                 Executive Consultant for       companies,
55440-1329                    disqualification, or     State Farm Insurance Cos.      including 56
(1944)                        successor duly elected                                  portfolios
                              and qualified. Chair
                              of FAF's Board since
                              September 1997;
                              Director of FAF since
                              September 1987
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

                                       10

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
                                                                                      NUMBER OF
NAME, ADDRESS,                                                                        PORTFOLIOS IN       OTHER
AND YEAR OF       POSITION(S) TERM OF OFFICE                                          FUND COMPLEX        DIRECTORSHIPS
BIRTH             HELD        AND LENGTH OF            PRINCIPAL OCCUPATION(S)        OVERSEEN BY         HELD BY
                  WITH FUND   TIME SERVED              DURING PAST 5 YEARS            DIRECTOR            DIRECTOR*
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
James M. Wade,    Director    Term expiring earlier    Owner and President, Jim       First American      None
P.O. Box 1329,                of death, resignation,   Wade Homes, a homebuilding     Funds Complex:
Minneapolis,                  removal,                 company, since 1999            eleven registered
Minnesota                     disqualification, or                                    investment
55440-1329                    successor duly elected                                  companies,
(1943)                        and qualified.                                          including 56
                              Director of FAF since                                   portfolios
                              August 2001
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

*      Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the
Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

OFFICERS

----------------------- ----------------- -------------------- --------------------------------------------------------
NAME, ADDRESS, AND      POSITION(S) HELD  TERM OF OFFICE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
YEAR OF BIRTH           WITH FUND         AND LENGTH OF
                                          TIME SERVED
----------------------- ----------------- -------------------- --------------------------------------------------------
Thomas S. Schreier,     President         Re-elected by the    Chief Executive Officer of U.S. Bancorp Asset
Jr., U.S. Bancorp                         Board annually;      Management, Inc. since May 2001; Chief Executive
Asset Management,                         President of FAF     Officer of First American Asset Management from
Inc.,                                     since February       December 2000 through May 2001 and of Firstar
800 Nicollet Mall,                        2001                 Investment & Research Management Company from February
Minneapolis,                                                   2001 through May 2001; Senior Managing Director and
Minnesota 55402                                                Head of Equity Research of U.S. Bancorp Piper Jaffray
(1962) *                                                       from October 1998 through December 2000; prior to
                                                               October 1988, Senior Airline Analyst and a Director in
                                                               the Research Department, Credit Suisse First Boston
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Mark S. Jordahl,        Vice President    Re-elected by the    Chief Investment Officer of U.S. Bancorp Asset
U.S. Bancorp Asset      - Investments     Board annually;      Management, Inc. since September 2001; President and
Management, Inc.                          Vice President  -    Chief Investment Officer, ING Investment Management -
800 Nicollet Mall,                        Investments of FAF   Americas (September 2000 to June 2001); Senior Vice
Minneapolis,                              since September      President and Chief Investment Officer, ReliaStar
Minnesota 55402                           2001                 Financial Corp. (January 1998 to September 2000)
(1960) *
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Jeffery M. Wilson,      Vice President    Re-elected by the    Senior Vice President of U.S. Bancorp Asset Management
U.S. Bancorp Asset      - Administration  Board annually;      since May 2001; prior thereto, Senior Vice President
Management, Inc.                          Vice President -     of First American Asset Management
800 Nicollet Mall,                        Administration of
Minneapolis,                              FAF since March
Minnesota 55402                           2000
(1956) *
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Joseph M. Ulrey III,    Treasurer         Re-elected by the    Senior Managing Director, Fund Treasury, since
U.S. Bancorp Asset                        Board annually;      December 2003 and Senior Managing Director, Risk
Management, Inc.                          Treasurer of FAF     Management and Quantitative Analysis, since May 2001,
800 Nicollet Mall,                        since December 2003  U.S. Bancorp Asset Management, Inc.; from May 2001
Minneapolis,                                                   through December 2001, Senior Managing Director,
Minnesota 55402                                                Securities Lending and Money Market Funds, U.S.
(1958) *                                                       Bancorp Asset Management, Inc.; prior thereto, Senior
                                                               Managing Director, Securities Lending and Money Market
                                                               Funds, First American Asset Management
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Douglas A. Paul,        Chief Compliance  Re-elected by the    Chief Compliance Officer of U.S. Bancorp Asset
U.S. Bancorp Asset      Officer           Board annually;      Management, Inc. since June 2004; prior thereto,
Management, Inc.                          Chief Compliance     Partner, Kirkpatrick & Lockhart LLP since March 2000;
800 Nicollet Mall,                        Officer of FAF       prior thereto, Director of Compliance, Associate
Minneapolis, MN 55402                     since                General Counsel, Vice President, American Century
(1947) *                                  June 2004            Investments
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------

                                       11

----------------------- ----------------- -------------------- --------------------------------------------------------
NAME, ADDRESS, AND      POSITION(S) HELD  TERM OF OFFICE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
YEAR OF BIRTH           WITH FUND         AND LENGTH OF
                                          TIME SERVED
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
James D. Alt,           Secretary         Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis- based
50 South Sixth                            Board annually;      law firm
Street, Suite 1500,                       Secretary of FAF
Minneapolis,                              since June 2002;
Minnesota 55402 (1951)                    Assistant
                                          Secretary of FAF
                                          from September
                                          1998 through June
                                          2002
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Michael J. Radmer,      Assistant         Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis- based
50 South Sixth          Secretary         Board annually;      law firm
Street, Suite 1500,                       Assistant
Minneapolis,                              Secretary of FAF
Minnesota 55402 (1945)                    since March 2000;
                                          Secretary of FAF
                                          from September
                                          1999 through March
                                          2000
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Kathleen L.             Assistant         Re-elected by the    Deputy General Counsel, U.S. Bancorp Asset Management
Prudhomme,              Secretary         Board annually;      since November 2004; prior thereto, Partner, Dorsey &
U.S. Bancorp Asset                        Assistant            Whitney LLP, a Minneapolis- based law firm
Management, Inc.                          Secretary of FAF
800 Nicollet Mall,                        since September
Minneapolis,                              1998
Minnesota 55402 (1953) *
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
James R. Arnold,        Assistant         Re-elected by the    Vice President, U.S. Bancorp Fund Services, LLC since
615 E. Michigan         Secretary         Board annually;      March 2002; Senior Administration Services Manager,
Street, Milwaukee, WI                     Assistant            UMB Fund Services, Inc. through March 2002
53202 (1957)                              Secretary of FAF
                                          since September
                                          June 2003
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Douglas G. Hess,        Assistant         Re-elected by the    Vice President, U.S. Bancorp Fund Services, LLC since
615 E. Michigan         Secretary         Board annually;      November 2002; prior thereto, Assistant Vice
Street, Milwaukee, WI                     Assistant            President, Fund Compliance Administrator, U.S. Bancorp
53202 (1967) *                            Secretary of FAF     Fund Services LLC
                                          since September
                                          2001
----------------------- ----------------- -------------------- --------------------------------------------------------

*      Messrs. Schreier, Jordahl, Wilson, Ulrey and Paul and Ms. Prudhomme are each officers of U.S. Bancorp Asset
Management, Inc., which serves as investment advisor for FAF. Messrs. Arnold and Hess are officers of U.S. Bancorp Fund
Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Co-Administrator for FAF.

STANDING COMMITTEES OF THE BOARD OF DIRECTORS

         There are currently three standing committees of the FAF Board of
Directors: Audit Committee, Pricing Committee and Governance Committee.
References to the "Funds" in the committee descriptions below are to the Fund and each of the other series of FAF. All committee members are Independent
Directors.

                                       12

---------------- ------------------------------------------------ ---------------------------- ------------------------
                               COMMITTEE FUNCTION                      COMMITTEE MEMBERS       NUMBER OF FUND COMPLEX
                                                                                                 COMMITTEE MEETINGS
                                                                                                  HELD DURING FAF'S
                                                                                                  FISCAL YEAR ENDED
                                                                                                       9/30/04
---------------- ------------------------------------------------ ---------------------------- ------------------------
Audit Committee  The purposes of the Committee are (1) to          Leonard Kedrowski (Chair)              6
                 oversee the Funds' accounting and financial            Benjamin Field
                 reporting policies and practices, their                 Mickey Foret
                 internal controls and, as appropriate, the            Virginia Stringer
                 internal controls of certain service                    (ex-officio)
                 providers; (2) to oversee the quality of the
                 Funds' financial statements and the
                 independent audit thereof; (3) to assist Board
                 oversight of the Funds' compliance with legal
                 and regulatory requirements; and (4) to act as
                 a liaison between the Funds' independent
                 auditors and the full Board of Directors.  The
                 Audit Committee, together with the Board of
                 Directors, has the ultimate authority and
                 responsibility to select, evaluate and, where
                 appropriate, replace the outside auditor (or
                 to nominate the outside auditor to be proposed
                 for shareholder approval in any proxy
                 statement).
---------------- ------------------------------------------------ ---------------------------- ------------------------

---------------- ------------------------------------------------ ---------------------------- ------------------------
Pricing          The Committee is responsible for valuing           Joseph Strauss (Chair)                5
Committee        portfolio securities for which market                  Victoria Herget
                 quotations are not readily available, pursuant           James Wade
                 to procedures established by the Board of             Virginia Stringer
                 Directors.                                              (ex-officio)
---------------- ------------------------------------------------ ---------------------------- ------------------------

---------------- ------------------------------------------------ ---------------------------- ------------------------
Governance       The Committee has responsibilities relating to    Richard Riederer (Chair)               5
Committee        (1) Board and Committee composition                     Roger Gibson
                 (including, interviewing and recommending to           Victoria Herget
                 the Board nominees for election as directors;         Virginia Stringer
                 reviewing Board composition to determine the            (ex-officio)
                 appropriateness of adding individuals with
                 different backgrounds or skills; reviewing the
                 independence of all independent directors;
                 reporting to the Board on which current and
                 potential members of the Audit Committee qualify
                 as Audit Committee Financial Experts;
                 recommending a successor to the Board Chair
                 when a vacancy occurs; and consulting with the
                 Board Chair on Committee assignments); (2)
                 Committee structure and governance (including,
                 at least annually, reviewing each Committee's
                 structure and reviewing each Committee's charter
                 and suggesting changes thereto); (3) director
                 education (including developing an annual
                 education calendar; monitoring independent
                 director attendance at educational seminars and
                 conferences; and developing and conducting
                 orientation sessions for new independent
                 directors); and 4) governance practices
                 (including reviewing and making recommendations
                 regarding director compensation and director
                 expenses; monitoring director investments in the
                 Funds; monitoring compliance with director
                 retirement policies; assisting in the Board
                 self-evaluation process; assisting in the
                 evaluation of Board support by management,
                 Fund counsel and counsel to the independent
                 directors; evaluating legal support provided to
                 the Funds and the directors; reviewing the
                 Board's adherence to industry "best practices;"
                 and reviewing and recommending changes in Board
                 governance policies, procedures and practices).
---------------- ------------------------------------------------ ---------------------------- ------------------------

         The Governance Committee will consider shareholder recommendations for director nominees in the event there is a vacancy on the Board of Directors or in connection with any special shareholders meeting which is called for the purpose of electing directors. FAF does not hold regularly scheduled annual shareholders meetings. There are no differences in the manner in which the
Governance Committee evaluates nominees for director based on whether the nominee is recommended by a shareholder.

         A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Ms. Stringer) or the Chair of the Governance Committee (Mr. Riederer), in either case

                                       13

at First American Funds, P.O. Box 1329, Minneapolis, Minnesota 55440-1329. At a
minimum, the recommendation should include:

         the name, address, and business, educational, and/or other pertinent background of the person being recommended;

         a statement concerning whether the person is "independent"
                  within the meaning of New York Stock Exchange and American
                  Stock Exchange listing standards and is not an "interested person" as defined in the Investment Company Act of 1940;

         any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

         the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information that the person submitting it believes would assist the Governance Committee in evaluating the recommendation. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and will be kept on file for consideration when there is a vacancy on the Board or prior to a shareholders meeting called for the purpose of electing directors.

FUND SHARES OWNED BY THE DIRECTORS

         The information in the table below discloses the dollar ranges of (i)
each director's beneficial ownership in the Fund, and (ii) each director's aggregate beneficial ownership in all funds within the First American Funds complex. All of the directors of FAF are Independent Directors.

---------------------------------------------------------------------------------------------------------------------
    NAME OF DIRECTOR      DOLLAR RANGE OF EQUITY SECURITIES IN FUND         AGGREGATE DOLLAR RANGE OF EQUITY
                                                                    SECURITIES IN THE FIRST AMERICAN FUNDS COMPLEX*
---------------------------------------------------------------------------------------------------------------------
Benjamin Field                               $0                                            $0
---------------------------------------------------------------------------------------------------------------------
Mickey Foret                                 $0                                            $0
---------------------------------------------------------------------------------------------------------------------
Leonard Kedrowski                            $0                                      Over $100,000
---------------------------------------------------------------------------------------------------------------------
Roger Gibson                                 $0                                     $10,001-$50,000
---------------------------------------------------------------------------------------------------------------------
Victoria Herget                              $0                                            $0
---------------------------------------------------------------------------------------------------------------------
Joseph Strauss                               $0                                      Over $100,000
---------------------------------------------------------------------------------------------------------------------
Richard Riederer                             $0                                     $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------
Virginia Stringer                            $0                                      Over $100,000
---------------------------------------------------------------------------------------------------------------------
James Wade                                   $0                                      Over $100,000
---------------------------------------------------------------------------------------------------------------------

*    The dollar range disclosed is based on the value of the securities as of December 31, 2003.

         As of December 31, 2003, none of the independent Directors or their immediate family members owned, beneficially, or of record, any securities in
(i) an investment advisor or principal underwriter of the Fund or (ii) a person
(other than a registered investment company) directly of indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

APPROVAL OF INVESTMENT ADVISORY CONTRACT

         The Board of Directors last reviewed the Advisory Agreement and approved its continuation on June 9, 2004. In connection with its re-approval, the Board of Directors reviewed and considered the following factors with respect to each Fund:

o        the terms of the Advisory Agreement, including the nature and scope of services to be provided by the Advisor to the Fund (which the Board believed are comprehensive in light of the nature of the Funds);

o        the structure and rate of the fees charged by the Advisor under the
         Advisory Agreement (both before and after fee waivers by the Advisor), as compared to the advisory fees paid by similar funds managed by other investment

                                       14

         advisors and to the advisory fees charged by the Advisor to its non-Fund investment advisory clients (with the Board believing that the
         Funds' fees are reasonable);

o        the historical profitability of the Advisory Agreement to the Advisor with respect to the Fund, and the historical profitability to the
         Advisory of its non-Fund investment advisory relationships (with the
         Board believing that profitability with respect to the Fund was reasonable in light of the services provided);

o        the other benefits which may be received by the Advisor and its affiliates in providing services to the Fund (including the revenues received by the Advisor and its affiliates for providing
         administrative, distribution, custodial, and securities lending services to the Funds);

o        the Advisor's commitment to conduct a study of the economies of scale it realizes in providing investment advisory services to the Funds, and to present the results of this study and its recommendations concerning additional advisory fee "breakpoints" to the Board of Directors;

o        the Advisor's current and intended investments in systems and personnel to enhance its compliance function, and its commitment to quantify these investments for the Board of Directors;

o        the total fees and expenses paid by the Fund, as compared to the total fees and expenses paid by similar funds managed by other investment advisors (with the Board believing that the Funds' total fees and expenses are reasonable);

o        the historical investment performance of the Fund, as compared to the historical investment performance of (a) similar funds managed by other investment advisors, and (b) one or more unmanaged "benchmark" indices for the Fund;

o        information and reports concerning the management and performance of each Fund which were provided to the Board on a regular basis throughout the course of the year;

o        an in-depth review of strategies and performance which the Board performs with respect to each Fund at least annually;

o        with respect to those Funds which had significantly underperformed their peers or benchmarks on a one-year, three-year, or five-year basis, the reasons for such underperformance, the steps taken by the
         Advisor to improve the performance of such Funds, and the changes in performance of such Funds; and

o        the nature and scope of the investment advisory services that historically have been provided by the Advisor to the Fund, and the ability of the Advisor to continue to provide the same level and quality of investment advisory services to the Fund in light of the experience and qualifications of the Advisor and its personnel, the
         Advisor's financial condition, and the terms of the Advisory Agreement.

         The "similar funds managed by other investment advisors" referred to above were selected by Lipper Inc., an organization which is not affiliated with the Advisor. The information concerning such funds was compiled and provided to the Board of Directors by Lipper Inc.

         The Board of Directors reviewed and approved the Advisory Agreement with respect to U.S. Treasury Money Market Fund on September 16, 2004. In
connection with its approval, the Board of Directors reviewed and considered the following factors:

         o        the terms of the Advisory Agreement, including the nature and scope of services to be provided by the Advisor to the Fund
                  (which the Board believed are comprehensive in light of the nature of the Fund);

         o        the structure and rate of the fees charged to the Fund by the
                  Advisor under the Advisory Agreement, as compared to the
                  advisory fees paid by similar funds managed by other
                  investment advisors (with the Board believing that the Fund's fees are reasonable);

                                       15

         o        the total fees and expenses to be paid by the Fund, taking into account expense limitations, as compared to the total fees and expenses paid by similar funds managed by other
                  investment advisors (with the Board believing that the Fund's estimated total fees and expenses are reasonable);

         o        the fact that the Advisor contractually agreed to limit Fund expenses through September 30, 2005;

         o        the nature and scope of the investment advisory services
                  anticipated to be provided by the Advisor to the Fund, in
                  light of the experience and qualifications of the Advisor and its personnel, the Advisor's financial condition, and the
                  terms of the Advisory Agreement.

         The Board of Directors was led in its review and deliberations by James
M. Wade, a "disinterested" director of the Funds whom the Board has designated as Fund Review Liaison. The Board was advised and assisted by counsel to the independent directors and fund counsel. On the basis of the Board's review and analysis of the foregoing information, the Board found in the exercise of its business judgment that the terms of the Advisory Agreement are fair and reasonable and in the best interest of shareholders of each Fund. No single factor or group of factors was deemed to be determinative by the Board in making these judgments. Although the Board placed the most weight on the Funds'
performance and level of fees, it based its decisions on the totality of the information that it requested and reviewed.

COMPENSATION

         The First American Family of Funds, which includes FAIF, FAF, FASF and
FACEF (the portfolios of FAIP were liquidated in August and September of 2004), currently pays directors who are not paid employees or affiliates of the Funds an annual retainer of $40,000 ($60,000 in the case of the Chair). The Fund
Review Liaison receives an additional annual retainer of $10,000. In addition, directors are paid the following fees for attending Board and committee meetings:

         $5,000 per day for in-person attendance at Board of Directors meetings
                 ($7,500 per day in the case of the Chair);

         $2,500 per day for telephonic attendance at Board of Directors meetings
                 ($3,750 in the case of the Chair);

         $2,500 for in-person attendance at any committee meeting ($3,750 in the case of the committee chair); and

         $1,250 for telephonic attendance at any committee meeting ($1,875 in the case of the committee chair).

Directors also receive $2,500 per day when traveling, on behalf of a Fund, out of town on Fund business which does not involve a Board or committee meeting. In addition, directors are reimbursed for their out-of-pocket expenses in traveling from their primary or secondary residence to Board and committee meetings, on
Fund business and to attend mutual fund industry conferences or seminars. The amounts specified in this paragraph are allocated among the funds in the First
American Family of Funds on the basis of net assets.

         The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the
Plan, a director may elect to have his or her deferred fees treated as if they had been invested in shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years.
The Plan will remain unfunded for federal income tax purposes under the Internal
Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on Fund assets and liabilities and will not obligate the Funds to retain any director or pay any particular level of compensation. The Funds do not provide any other pension or retirement benefits to directors.

                                       16

         Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which James D. Alt, Secretary, and Michael J. Radmer and Kathleen L.
Prudhomme, Assistant Secretaries, of FAIF, FAF, FASF, FAIP and FACEF, were partners during the fiscal year ended September 30, 2004.

         The following table sets forth information concerning aggregate compensation paid to each director of FAF (i) by FAF (column 2), and (ii) by
FAIF, FAF, FASF, FAIP and FACEF collectively (column 5) during the fiscal year ended September 30, 2004. All of the directors of FAF are Independent Directors.
No executive officer or affiliated person of FAF received any compensation from
FAF in excess of $60,000 during such fiscal year.

----------------------------------- ------------------ --------------------- -------------------- ----------------------

                                    AGGREGATE          PENSION OR                                 TOTAL COMPENSATION
                                    COMPENSATION       RETIREMENT BENEFITS   ESTIMATED ANNUAL     FROM REGISTRANT AND
NAME OF PERSON, POSITION            FROM               ACCRUED AS PART OF    BENEFITS UPON        FUND COMPLEX PAID TO
                                    REGISTRANT (1)     FUND EXPENSES         RETIREMENT           DIRECTORS (2)
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Benjamin R. Field III, Director          $64,451              -0-                   -0-                $121,250
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Mickey P. Foret, Director                63,122               -0-                   -0-                118,750
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Roger A. Gibson, Director                58,250               -0-                   -0-                113,750
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Victoria J. Herget, Director             58,471               -0-                   -0-                110,000
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Leonard W. Kedrowski, Director           71,737               -0-                   -0-                145,625
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Richard K. Riederer, Director            68,438               -0-                   -0-                128,750
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Joseph D. Strauss, Director              66,112               -0-                   -0-                124,375
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Virginia L. Stringer, Director &        104,318               -0-                   -0-                196,250
Chair
----------------------------------- ------------------ --------------------- -------------------- ----------------------
James M. Wade, Director                  63,122               -0-                   -0-                118,750
----------------------------------- ------------------ --------------------- -------------------- ----------------------

(1)      Included in the Aggregate Compensation From Registrant are amounts deferred by Directors pursuant to the
         Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $28,018; and Leonard W. Kedrowski, $71,737.

(2)      Included in the Total Compensation are amounts deferred for the following directors pursuant to the Deferred
         Compensation Plan: Roger A. Gibson, $56,875; and Leonard W. Kedrowski, $145,625.

------------------------------------

                                 CODE OF ETHICS

         First American Funds, Inc., U.S. Bancorp Asset Management, Inc, and
Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule
17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. These Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission.

              INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS

INVESTMENT ADVISOR

         U.S. Bancorp Asset Management, Inc. (the "Advisor"), 800 Nicollet Mall,
Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Funds. The Advisor is a wholly owned subsidiary of U.S. Bank, 800 Nicollet
Mall, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years.
U.S. Bank is, in turn, a subsidiary of U.S. Bancorp, 800 Nicollet Mall,
Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the
Midwestern, Rocky Mountain and Northwestern states. U.S. Bancorp operates four banks and eleven trust companies with banking offices in twenty-four contiguous states. U.S. Bancorp also has various other subsidiaries engaged in financial services. At September 30, 2004, U.S. Bancorp and its consolidated subsidiaries had consolidated assets of approximately $193 billion, consolidated deposits of
$116 billion and shareholders' equity of $19.6 billion.

         Pursuant to an Investment Advisory Agreement, dated January 20, 1995
(the "Advisory Agreement"), the Funds engaged U.S. Bank, through its First
American Asset Management division ("FAAM"), to act as investment

                                       17

advisor for and to manage the investment of the series of FAF then in existence.
The Advisory Agreement was assigned to the Advisor on May 2, 2001. Under the terms of the Advisory Agreement, each Fund has agreed to pay the Advisor monthly fees calculated on an annual basis equal to 0.10% of the Fund's average daily net assets (before any waivers).

         The Advisory Agreement requires the Advisor to arrange, if requested by
FAF, for officers or employees of the Advisor to serve without compensation from the Funds as directors, officers, or employees of FAF if duly elected to such positions by the shareholders or directors of FAF. The Advisor has the authority and responsibility to make and execute investment decisions for the Funds within the framework of the Funds' investment policies, subject to review by the Board of Directors of FAF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Funds, including the Funds' distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to FAF's Board of Directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Funds with the necessary personnel, office facilities, and equipment to service the Funds' investments and to discharge its duties as investment advisor of the Funds.

         In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services.
Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAF may have an obligation to indemnify its directors and officers with respect to such litigation. The
Advisor will be liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the
Board of Directors or the investment objectives and policies of the Funds. The
Advisor has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that a Fund may suffer due to a breach of the Advisory
Agreement by the Advisor.

         The Advisor has contractually agreed to waive fees and reimburse expenses for each of the Funds through November 30, 2005, as set forth in the
Funds' Prospectuses. Additionally, the Advisor may, at its option, waive additional fees, or reimburse expenses, with respect to each of the Funds from time to time. Any such additional waiver or reimbursement is voluntary and may be discontinued at any time unless otherwise set forth in the Prospectus. In addition, with respect to such voluntary waivers or reimbursements, the Advisor may retain the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a
Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may
be.

         The following table sets forth total advisory fees before waivers and after waivers for the Funds for the fiscal years ended September 30, 2002,
September 30, 2003 and September 30, 2004. Information is not presented for U.S.
Treasury Money Market Fund, both below and elsewhere in this SAI, because such
Fund did not commence operations until October 25, 2004.

                                 FISCAL YEAR ENDED                FISCAL YEAR ENDED                FISCAL YEAR ENDED
                                 SEPTEMBER 30, 2002               SEPTEMBER 30, 2003               SEPTEMBER 30, 2004
                                 ------------------               ------------------               ------------------

                              ADVISORY FEE   ADVISORY FEE    ADVISORY FEE    ADVISORY FEE    ADVISORY FEE   ADVISORY FEE
                             BEFORE WAIVERS  AFTER WAIVERS  BEFORE WAIVERS   AFTER WAIVERS  BEFORE WAIVERS  AFTER WAIVERS
                             --------------  -------------  --------------   -------------  --------------  -------------

Government Obligations Fund$    8,585,347     $ 7,118,193    $ 9,711,183     $ 7,946,409     $ 3,190,211     $ 1,508,409
Prime Obligations Fund         63,970,910      58,404,244     54,458,861      49,926,688      16,477,817      13,416,171
Tax Free Obligations Fund       4,708,957       3,878,157      4,536,661       3,662,403       1,485,974         670,761
Treasury Obligations Fund      33,016,698      27,605,671     34,140,087      27,942,371      10,183,651       5,115,657
Treasury Reserve Fund           9,771,030       8,070,728      7,940,282       6,220,166       1,686,836         579,868

____________________________________

ADMINISTRATOR

         U.S. Bancorp Asset Management, Inc. ("USBAM") and U.S. Bancorp Fund
Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, WI 53202
(collectively the "Administrators"), serve as co-administrators pursuant to a
Co-Administration Agreement between the Administrators and the Funds, dated as of October 1, 2001 ("Co-Administration Agreement"). USBFS is a subsidiary of
U.S. Bancorp. Under the Co-Administration Agreement, the Administrators provide, or compensate others to provide, services to the Funds. These services include various

                                       18

oversight and legal services, accounting services, dividend disbursing services and shareholder services. Pursuant to the Co-Administration Agreement, USBFS will also serve as each Fund's transfer agent. The Funds pay the Administrators fees which are calculated daily and paid monthly, equal to each Fund's pro rata share of an amount equal, on an annual basis, to 0.15% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion, 0.135% on the next $17 billion of aggregate average daily assets,
0.12% on the next $25 billion of aggregate average daily assets, and 0.10% of the aggregate average daily net assets of all open-end mutual funds in the First
American fund family in excess of $50 billion. (For the purposes of this
Agreement, the First American fund family includes all series of FAF, FASF and
FAIF. FAIP also was included in the First American fund family prior to liquidation of FAIP's portfolios.) In addition, the Funds pay annual fees of
$18,500 per CUSIP, shareholder account maintenance fees of $9 to $15 per account
(except with respect to a Fund's Piper Jaffray shares), closed account fees of
$3.50 per account, and Individual Retirement Account fees of $15 per account.

         The following table sets forth total administrative fees, after waivers, paid by each of the Funds listed below to the Administrators for the fiscal years ended September 30, 2002, September 30, 2003 and September 30,
2004:

                                             FISCAL YEAR ENDED        FISCAL YEAR ENDED         FISCAL YEAR ENDED
                                            SEPTEMBER 30, 2002       SEPTEMBER 30, 2003        SEPTEMBER 30, 2004
                                            ------------------       ------------------        ------------------

Government Obligations Fund                     $ 2,941,090              $ 4,177,089               $ 4,141,566
Prime Obligations Fund                           21,526,137               25,093,209                20,989,263
Tax Free Obligations Fund                         1,728,109                2,033,861                 1,940,403
Treasury Obligations Fund                        12,035,207               14,725,456                13,228,234
Treasury Reserve Fund                             3,286,775                3,226,774                 2,172,134

         Effective August 1, 2003, FAF entered into a Shareholder Service Plan and Agreement with USBAM, under which USBAM agreed to provide FAF, or enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y and Piper Jaffray shares, and shareholders of Treasury Reserve Fund. USBAM has agreed that the services provided pursuant to the Shareholder Service Plan and Agreement will in no event be primarily intended to result in the sale of Fund shares. Pursuant to the
Shareholder Service Plan and Agreement, the Funds have agreed to pay USBAM a fee at an annual rate of 0.25% of the average net asset value of the Class A, Class
D, Class Y and Piper Jaffray shares, and the shares of Treasury Reserve Fund, and a fee at an annual rate of 0.20% of the average net asset value of the Class
I shares, computed daily and paid monthly. During the fiscal years ended
September 30, 2003 and September 30, 2004, the Funds paid to USBAM shareholder servicing fees in the following amounts:

     FISCAL YEAR ENDED SEPTEMBER 30, 2003

                                    CLASS A         CLASS D         CLASS I        CLASS Y      PIPER JAFFRAY
                                    -------         -------         -------        -------      -------------
     Government Obligations         $ 29,114       $  370,483         N/A         $  698,344      $  210,894
     Fund
     Prime Obligations Fund           49,342          320,223       $473,306       2,923,535       2,059,762
     Tax Free Obligations Fund        54,113            9,023         N/A            398,146         157,685
     Treasury Obligations Fund       576,320        2,409,569         N/A          1,621,105         193,203
     Treasury Reserve Fund           973,231          N/A             N/A            N/A             N/A

     FISCAL YEAR ENDED SEPTEMBER 30, 2004

                                    CLASS A         CLASS D         CLASS I        CLASS Y      PIPER JAFFRAY
                                    -------         -------         -------        -------      -------------
     Government Obligations Fund   $  368,855      $ 2,024,219        N/A        $ 4,212,629     $   897,479
     Prime Obligations Fund         2,972,256        1,899,622    $3,076,046      14,685,630       8,942,525
     Tax Free Obligations Fund        395,504           50,301        N/A          2,260,004         649,086
     Treasury Obligations Fund      3,083,227       13,260,610        N/A          8,633,259         234,885
     Treasury Reserve Fund          4,217,089         N/A             N/A            N/A             N/A

         Prior to August 1, 2003, the Distributor performed services with respect to the Class A shares (formerly Class S shares), pursuant to a
Shareholder Service Plan and Agreement, that were similar to the shareholder services now performed by the Administrator. The following table sets forth the total shareholder servicing fees, after waivers, paid by Class A shares of the
Funds for the fiscal years/periods ended September 30, 2002 and July 31, 2003:

                                       19

                                                                     CLASS A SHARES
                                                               SHAREHOLDER SERVICING FEES
                                                               --------------------------
                                                                                         PERIOD FROM
                                                       FISCAL YEAR ENDED              OCTOBER 1, 2002 TO
                                                      SEPTEMBER 30, 2002                 JULY 31, 2003
                                                      ------------------                 -------------

Government Obligations Fund                               $   259,791                    $  167,790
Prime Obligations Fund                                         54,936                        96,714
Tax Free Obligations Fund                                     723,003                       402,570
Treasury Obligations Fund                                   4,666,349                     2,993,331
Treasury Reserve Fund                                               *                             *

_____________________________________________________

* Fund did not offer this share class during the period indicated.

DISTRIBUTOR

         Quasar Distributors, LLC ("Quasar" or the "Distributor") serves as the distributor for the Funds' shares pursuant to distribution agreements applicable to the various share classes. These agreements are referred to collectively as the "Distribution Agreements." The Distributor is a wholly-owned subsidiary of
U.S. Bancorp.

         Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

         Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The shares of the Funds are distributed through the Distributor and through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

         U.S. Bancorp Investment Services, Inc. ("USBI"), a broker-dealer affiliated with the Advisor, is a Participating Institution. The Advisor pays
USBI up to 0.25% of the portion of each Fund's average daily net assets attributable to Class Y shares for which USBI is responsible, in connection with
USBI's provision of shareholder support services. Such amounts paid to USBI by the Advisor will not affect any agreement by the Advisor to limit expenses of each Fund.

         Under the Distribution Agreements, the Funds pay the Distributor
distribution and/or shareholder servicing fees in connection with Class A, Class
B, Class C, Class D and Piper Jaffray shares, and shares of Treasury Reserve
Fund. The Distributor also receives contingent deferred sales charges received upon redemptions of Class B and Class C shares. The Distributor receives no compensation for distribution or shareholder servicing of the Class I, Class Y, and Class Z shares.

         The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAF and by the vote of the majority of those
Board members of FAF who are not interested persons of FAF and who have no direct or indirect financial interest in the operation of FAF's Rule 12b-1 Plans of Distribution or in any agreement related to such plans.

                                       20

         Quasar received the following compensation from each Fund listed below during the Fund's most recent fiscal year ended September 30, 2004.

                                     NET UNDERWRITING AND   COMPENSATION ON         BROKERAGE       OTHER COMPENSATION
                                     COMMISSIONS DISCOUNTS  REDEMPTIONS AND        COMMISSIONS      ------------------
                                     ---------------------    REPURCHASES          -----------
                                                              -----------

Government Obligations Fund                 None                 None                 None            $  1,767,690
Prime Obligations Fund                      None                 None                 None               5,876,619
Tax Free Obligations Fund                   None                 None                 None                 569,989
Treasury Obligations Fund                   None                 None                 None              11,189,446
Treasury Reserve Fund                       None                 None                 None               8,426,806

         FAF has also adopted Plans of Distribution with respect to the Class A,
Class B, Class C, Class D and Piper Jaffray shares of the Funds and the Treasury
Reserve Fund pursuant to Rule 12b-1 under the 1940 Act (collectively, the
"Plans"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule.
Each of the Plans is a "compensation-type" plan under which the Distributor is entitled to receive the fees payable regardless of whether its actual distribution expenses are more or less than the amount of the fees. The distribution fees under the Plans are used for the primary purpose of compensating broker-dealers for their sale of fund shares. The shareholder servicing fees payable under the Plans are used for the primary purpose of compensating third parties for their provision of services to fund shareholders.

         The Class A shares pay to the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of the Class A shares. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Class A shares. This fee is calculated and paid each month based on average daily net assets of Class A shares of each Fund for that month.

         The Class B shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class B shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B shares beginning one year after purchase. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. The Class B Shares also pay to the
Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class B Shares. The distribution fee is intended to compensate the distributor for advancing a commission to institutions purchasing Class B
Shares.

         The Class C shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class C shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class C shares. This fee is calculated and paid each month based on average daily net assets of the Class C shares. The Class C shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class C shares. The
Distributor may use the distribution fee to provide compensation to institutions through which shareholders hold their shares beginning one year after purchase.

         The Class D shares of each Fund pay a distribution fee to the
Distributor monthly at the annual rate of 0.15% of each Fund's Class D share average daily net assets. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Class D shares. This fee is calculated and paid each month based on average daily net assets of Class D shares of each Fund for that month.

         The Piper Jaffray shares pay to the Distributor a distribution fee at the annual rate of 0.25% of the average daily net assets of Piper Jaffray shares. The fee may be used by the Distributor to compensate Piper Jaffray & Co.
for providing distribution-related services with respect to the Piper Jaffray shares. This fee is calculated and paid each month based on average daily net assets of the Piper Jaffray shares.

         The Treasury Reserve Fund pays a distribution fee to the Distributor monthly at the annual rate of 0.50% of the Fund's average daily net assets. The
Distributor uses the fee to pay commissions to institutions that sell Treasury

                                       21

Reserve Fund shares. This fee is calculated and paid each month based on average daily net assets of Treasury Reserve Fund shares for that month.

         The Class B and C Plans authorize the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B and C shares, respectively, except that portion which is reallowed to Participating
Institutions. The Plans recognize that the Distributor, any Participating
Institution, the Administrator, and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs in connection with the distribution or shareholder servicing of Class A, Class B,
Class C, Class D and Piper Jaffray shares of the Funds and the Treasury Reserve
Fund. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the
Administrator, or the Advisor at any time.

         The following tables set forth the total Rule 12b-1 fees, after waivers, paid to Quasar by each of the Funds listed below, by share class, for the fiscal years ended September 30, 2002, September 30, 2003 and September 30,
2004:

                                                      FISCAL YEAR ENDED SEPTEMBER 30, 2002
                                                      ------------------------------------

                                      PIPER JAFFRAY            CLASS B               CLASS C              CLASS D
                                      -------------            -------               -------              -------

Government Obligations Fund           $  1,354,669                *                     *               $  867,669
Prime Obligations Fund                  14,612,148             77,980                23,316              1,163,042
Tax Free Obligations Fund                1,202,948                *                     *                   35,057
Treasury Obligations Fund                  424,243                *                     *                6,288,410
Treasury Reserve Fund                   13,958,615                *                     *                     *

                                                      FISCAL YEAR ENDED SEPTEMBER 30, 2003
                                                      ------------------------------------

                                        CLASS A          CLASS B          CLASS C          CLASS D       PIPER JAFFRAY
                                        -------          -------          -------          -------       -------------
Government Obligations Funds             $29,114            *                *          $1,174,266         $1,328,590
Prime Obligations Fund                    49,342         $95,450          $72,716        1,174,723         12,493,168
Tax Free Obligations Fund                 54,123            *                *              33,132            996,041
Treasury Obligations Fund                576,320            *                *           8,008,662            929,632
Treasury Reserve Fund                 12,483,058            *                *                *                  *

                                                      FISCAL YEAR ENDED SEPTEMBER 30, 2004
                                                      ------------------------------------

                                        CLASS A          CLASS B          CLASS C          CLASS D       PIPER JAFFRAY
                                        -------          -------          -------          -------       -------------
Government Obligations Funds            $368,855            *                *          $1,214,532           $897,479
Prime Obligations Fund                 2,972,256         $67,174          $73,501        1,139,773          8,942,525
Tax Free Obligations Fund                395,504            *                *              30,181            649,086
Treasury Obligations Fund              3,083,227            *                *           7,956,366            234,885
Treasury Reserve Fund                  8,434,178            *                *                *                  *

______________________________________________________

*      The Fund did not offer this class of shares during the period indicated.

CUSTODIAN AND AUDITORS

         CUSTODIAN. U.S. Bank (the "Custodian") acts as custodian of the Funds'
assets and portfolio securities pursuant to a Custodian Agreement between First
Trust National Association ("First Trust") and the Funds. First Trust's rights and obligations under the Custodian Agreement were assigned to U.S. Bank pursuant to an Assignment and Assumption Agreement between First Trust and U.S.
Bank. The Custodian takes no part in determining the investment policies of the
Funds or in deciding which securities are purchased or sold by the Funds. The duties of the Custodian are limited to receiving and safeguarding the assets and securities of the Funds and to delivering or disposing of them pursuant to the
Funds' order. The Custodian is granted a lien for unpaid compensation upon any cash or securities held by it for the Funds.

                                       22

         AUDITORS. Ernst & Young LLP, 220 South Sixth Street, Suite 1400,
Minneapolis, Minnesota 55402, serves as the Funds' independent registered public accounting firm, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings.

                      PROXY VOTING POLICIES AND PROCEDURES

GENERAL PRINCIPLES

         The Advisor has been delegated the authority to vote proxies with respect to the investments held in the Funds. It is the Advisor's duty to vote proxies in the best interests of all of its clients, including the Funds, in a timely and responsive manner. In voting proxies, the Advisor also seeks to maximize total investment return for the Funds.

         The Advisor's Investment Policy Committee is charged with oversight of the proxy voting policies and procedures. The Investment Policy Committee is responsible for (1) approving the proxy voting policies and procedures, (2) for overseeing the proxy voting process, and (3) for reviewing the proxy voting record on a regular basis.

POLICIES AND PROCEDURES

         Policies. The Investment Policy Committee, after reviewing and concluding that such policies are reasonably designed to vote proxies in the best interests of the Funds, has approved and adopted the proxy voting policies of ISS, a leading national provider of proxy voting administrative and research services. As a result, such policies set forth the Advisor's positions on recurring proxy issues and criteria for addressing non-recurring issues. A summary of these policies is included below, under "ISS Proxy Voting Guidelines
Summary." These policies are reviewed periodically and therefore are subject to change. Even though it has adopted ISS's policies, the Advisor maintains the fiduciary responsibility for all proxy voting decisions. In extraordinary situations, the Investment Policy Committee may decide to override a standard policy position for a particular vote, depending on the specific factual circumstances.

         Procedures. Responsibility for certain administrative aspects of proxy voting rests with the Advisor's Proxy Voting Administration Committee, which reports to the Investment Policy Committee. The Proxy Voting Administration
Committee also supervises the relationship with the two outside firms that assist with the process, ISS and ADP Financial Services. These firms apprise the
Advisor of shareholder meeting dates, forward proxy voting materials, provide the Advisor with research on proxy proposals and voting recommendations and cast the actual proxy votes. ISS also serves as the Advisor's proxy voting record keeper and generates reports on how proxies were voted.

         Conflicts of Interest. As an affiliate of U.S. Bancorp, currently the eighth largest financial services holding company in the United States, the
Advisor recognizes that there are numerous situations wherein it may have a theoretical or real conflict of interest in voting the proxies of issuers or proxy proponents (e.g., a special interest group) who are clients or potential clients of some part of the U.S. Bancorp enterprise. Directors and officers of such companies also may have personal or familial relationships with the U.S.
Bancorp enterprise and its employees that could give rise to conflicts of interest.

         Although the Advisor strongly believes that, regardless of such real or theoretical conflicts of interest, it would always vote proxies in the best interests of the Funds and its other clients, by adopting ISS's policies and generally deferring to ISS's recommendations, the Advisor believes the risk related to conflicts will be minimized.

         To further minimize this risk, the Investment Policy Committee has also reviewed ISS's conflict avoidance policy and has concluded that it adequately addresses both the theoretical and actual conflicts of interest the proxy voting service may face.

         In the event an extraordinary situation arises in which (1) the
Investment Policy Committee determines it is necessary in the Funds' best interests to override a standard policy or (2) it is determined that ISS faces a material conflict of interest with respect to a specific vote, the Investment
Policy Committee will direct ISS how to vote. Before

                                       23

doing so, however, the Proxy Voting Administration Committee will confirm that the Advisor and the Investment Policy Committee face no material conflicts of the nature discussed above.

         If the Proxy Voting Administration Committee concludes a material conflict does exist, it will recommend a course of action designed to address the conflict to the Investment Policy Committee. Such actions could include, but are not limited to:

         o        Obtaining instructions from the affected clients (e.g., the
                  Funds) on how to vote the proxy;
         o        Disclosing the conflict to the affected clients (e.g., the
                  Funds) and seeking their consent to permit the Advisor to vote the proxy;
         o        Voting in proportion to the other shareholders;
         o        Recusing an Investment Policy Committee member from all
                  discussion or consideration of the matter, if the material conflict is due to such person's actual or potential conflict of interest; or
         o        Following the recommendation of a different independent third party.

         In addition to all of the above, members of the Investment Policy
Committee and the Proxy Voting Administration Committee must notify the
Advisor's Chief Compliance Officer of any direct, indirect or perceived improper influence made by any employee, officer or director within the U.S. Bancorp enterprise or First American Fund complex with regard to how the Advisor should vote proxies. The Chief Compliance Officer will investigate the allegations and will report the findings to the Advisor's Chief Executive Officer and the
General Counsel. If it is determined that improper influence was attempted, appropriate action shall be taken. Such appropriate action may include disciplinary action, notification of the appropriate senior managers within the
U.S. Bancorp enterprise, or notification of the appropriate regulatory authorities. In all cases, the Investment Policy Committee shall not consider any improper influence in determining how to vote proxies and will vote in the best interests of the Funds.

REVIEW AND REPORTS

         On a calendar quarterly basis, the Proxy Voting Administration
Committee will review the proxy voting record to assess a number of matters, including the following:

         o        Whether proxy statements were timely forwarded to ISS;
         o        Whether proxy votes were cast on a timely basis;
         o        Whether proxy votes were cast consistent with the policies;
                  and
         o        Where the guidelines were overridden, whether such vote was communicated to ISS in a timely manner and voted consistent with the communication.

         The Proxy Voting Administration Committee will prepare a report on this review for submission to the Investment Policy Committee. Such report will also review all identified conflicts and how they were addressed during the quarter.

         The Investment Policy Committee, on a calendar quarterly basis, will review the report of the Proxy Voting Administration Committee, as well as ISS's proxy voting policies and conflict of interest policies. The purpose of this review is to ensure that the Advisor is voting proxies in a timely and responsive manner in the best interests of the Funds. Such review will also be reported to the independent Board of Directors of the Funds.

         The actual proxy voting records of the Funds will be filed with the
U.S. Securities Exchange Commission and will be available to shareholders after
June 30, 2004. Such records will be available on the Funds' website at
www.firstamericanfunds.com and on the SEC's website at www.sec.gov.

ISS PROXY VOTING GUIDELINES SUMMARY

         The following is a concise summary of ISS's proxy voting policy guidelines.

                                       24

1.       AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

o        An auditor has a financial interest in or association with the company, and is therefore not independent,
o        fees for non-audit services are excessive, or
o        there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.       BOARD OF DIRECTORS

Voting on Director Nominees in Uncontested Elections
----------------------------------------------------
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:

o        independence of the board and key board committees,
o        attendance at board meetings,
o        corporate governance provisions and takeover activity,
o        long-term company performance,
o        responsiveness to shareholder proposals,
o        any egregious board actions, and
o        any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board
--------------------------------------------
Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)
--------------------------------------------
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

Majority of Independent Directors/Establishment of Committees
-------------------------------------------------------------
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by
ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.       SHAREHOLDER RIGHTS

Shareholder Ability to Act by Written Consent
---------------------------------------------
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
--------------------------------------------
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements
-------------------------------
Vote AGAINST proposals to require a supermajority shareholder vote.

                                       25

Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting
-----------------
Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Confidential Voting
-------------------
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.       PROXY CONTESTS

Voting for Director Nominees in Contested Elections
---------------------------------------------------
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses
---------------------------------------
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.       POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.       MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.       REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a
CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.       CAPITAL STRUCTURE

Common Stock Authorization
--------------------------
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by
ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

                                       26

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock
----------------
Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if: o it is intended for financing purposes with minimal or no dilution to current shareholders, and o it is not designed to preserve the voting power of an insider or significant shareholder.

9.       EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options
--------------------------------------------------------
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
o        Historic trading patterns
o        Rationale for the repricing
o        Value-for-value exchange
o        Option vesting
o        Term of the option
o        Exercise price
o        Participation

Employee Stock Purchase Plans
-----------------------------
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:
o        purchase price is at least 85 percent of fair market value
o        offering period is 27 months or less, and
o        potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions apply.

Shareholder Proposals on Compensation
-------------------------------------
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.      SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

                                       27

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                             PORTFOLIO TRANSACTIONS

         As the Funds' portfolios are exclusively composed of debt, rather than equity securities, most of the Funds' portfolio transactions are effected with dealers without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting such portfolio transactions on behalf of the Funds, the Advisor seeks the most favorable net price consistent with the best execution. The Advisor may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the market and the desire of the Advisor to accept a particular price for a security because the price offered by the dealer meets guidelines for profit, yield, or both. The
Funds may authorize the Advisor to place brokerage orders with some brokers who help distribute the Funds' shares, if the Advisor reasonably believes that transaction quality and commissions, if any, are comparable to that available from other qualified brokers.

         Decisions with respect to placement of the Funds' portfolio transactions are made by the Advisor. The primary consideration in making these decisions is efficiency in executing orders and obtaining the most favorable net prices for the Funds. Most Fund transactions are with the issuer or with major dealers acting for their own account and not as brokers. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research services to the Advisor. Such research services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts.

         The research services may allow the Advisor to supplement its own investment research activities and enable the Advisor to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the Advisor would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions.

         The Advisor has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided to the Advisor, except as noted below. The Advisor may, from time to time, maintain an informal list of broker-dealers that will be used as a general guide in the placement of Fund business in order to encourage certain broker-dealers to provide the Advisor with research services, which the
Advisor anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, and, accordingly, substantial deviations from the list could occur. While it is not expected that any Fund will pay brokerage commissions, if it does, the Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Advisor determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the
Advisor with respect to the Funds.

         No Fund effects brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with its Advisor or
Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board of
Directors. Any transactions with an affiliated broker-dealer must be on terms that are both at least as favorable to the Fund as such Fund can obtain elsewhere and at least as favorable as such affiliate broker-dealer normally gives to others.

         When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor to be equitable to

                                       28

each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions will produce better executions for each client.

         During the fiscal year ended September 30, 2004, the Funds paid no brokerage commissions to affiliated brokers. At September 30, 2004, Prime
Obligations Fund held securities of broker-dealers which are deemed to be
"regular brokers or dealers" of the Funds under the 1940 Act (or of such broker-dealers' parent companies) in the following amounts:

                  Citicorp (commercial paper)                          $   319,707,000
                  Goldman Sachs (commercial paper)                         250,000,000
                  UBS Warburg (commercial paper)                           128,719,000
                  Bank of America (notes)                                  200,000,000
                  Bear Stearns (notes)                                     400,000,000
                  Goldman Sachs (notes)                                    177,000,000
                  Morgan Stanley (notes)                                   445,000,000
                  CS First Boston (Yankee certificate of deposit)          399,943,000

                                  CAPITAL STOCK

         Each share of the Funds' $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

         Each share of the Funds has one vote. On some issues, such as the election of directors, all shares of all FAF Funds vote together as one series.
The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class.

         The Bylaws of FAF provide that annual shareholders' meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.

         As of November 1, 2004, the directors and officers of FAF as a group owned less than one percent of each Fund's outstanding shares and the Funds were aware that the following persons owned of record five percent or more of the outstanding shares of each class of stock of the Funds:

                                            CLASS A   CLASS B   CLASS C   CLASS D    CLASS I   CLASS Y   CLASS Z  PIPER
                                                                                                                  JAFFRAY
--------------------------------------------------------------------------------------------------------------------------
TAX FREE OBLIGATIONS FUND

BAND & CO                                   36.01%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

U.S. BANK NA                                25.32%
ATTN TINA EUMURIAN
800 NICOLLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

FBS INVESTMENT SERVICES INC                 19.03%
FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN MONEY MARKET UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS MN 55402-7020

                                       29

                                            CLASS A   CLASS B   CLASS C   CLASS D    CLASS I   CLASS Y   CLASS Z  PIPER
                                                                                                                  JAFFRAY
--------------------------------------------------------------------------------------------------------------------------

KINZE MFG INC                               14.57%
ATTN MARK STAUFFER
PO BOX 806
WILLIAMSBURG IA 52361-0806

BAND & CO                                                                 100.00%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                                                      83.33%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

U.S. BANK NA                                                                                   7.87%
ATTN TINA EUMURIAN
800 NICOLLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

BAND & CO                                                                                      6.15%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                                                                78.80%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

BEAR STEARNS SECURITIES CORP                                                                             13.98%
FBO 0010419414
ATTN: DENISE DILORENZO-SIEGEL
ONE METROTECH CENTER NORTH
BROOKLYN NY 11201-3870

PIPER JAFFRAY INC                                                                                                 100.00%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUTOMERS
J07N05 ATTN JOHN BAUER
601 2ND AVE S
MINNEAPOLIS MN 55402-4303

PRIME OBLIGATIONS FUND

BAND & CO                                   38.45%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

U.S. BANK NA                                26.64%
ATTN TINA EUMURIAN
800 NICOLLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

FBS INVESTMENT SERVICES INC                 23.56%
FOR THE EXCLUSIVE BENEFIT OF ITS
CUSTOMERS
ATTN MONEY MARKET UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS MN 55402-7020

                                       30

                                            CLASS A   CLASS B   CLASS C   CLASS D    CLASS I   CLASS Y   CLASS Z  PIPER
                                                                                                                  JAFFRAY
--------------------------------------------------------------------------------------------------------------------------
BAND & CO                                   5.66%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

PIPER JAFFRAY                                         13.42%
OF ITS CLIENTS
ATTN  JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

FIRST CLEARING, LLC                                   5.44%
A/C 6711-7566
EVELYN ZIMMERMAN REVOCABLE
LIVING TRUST
811 GREENSHIRE COURT
LONGWOOD FL 32779-2255

BAND & CO                                                       40.79%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

PIPER JAFFRAY FOR THE BENEFIT                                   15.38%
OF ITS CLIENTS
ATTN  JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

WELLS FARGO INVESTMENTS LLC                                     10.60%
A/C 4583-5368
608 SECOND AVENUE SOUTH 8TH FL
MINNEAPOLIS MN 55402-1916

BAND & CO                                                                 99.02%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                                            58.37%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                                            37.60%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                                                      49.88%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

U.S. BANK NA                                                                                   25.78%
ATTN TINA EUMURIAN
800 NICOLLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

BAND & CO                                                                                      11.37%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

                                       31

                                            CLASS A   CLASS B   CLASS C   CLASS D    CLASS I   CLASS Y   CLASS Z  PIPER
                                                                                                                  JAFFRAY
--------------------------------------------------------------------------------------------------------------------------
PIPER JAFFRAY                                                                                  9.65%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMERS
J07N05 ATTN JOHN BAUER
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000

BAND & CO                                                                                                58.03%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                                                                34.66%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

PIPER JAFFRAY INC                                                                                                 100.00%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUTOMERS
J07N05 ATTN JOHN BAUER
601 2ND AVE S
MINNEAPOLIS MN 55402-4303

TREASURY OBLIGATIONS

BAND & CO                                   53.87%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                   44.54%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                                 99.55%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                                                      48.26%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                                                      29.26%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

U.S. BANK NA                                                                                   15.64%
ATTN TINA EUMURIAN
800 NICOLLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

                                       32

                                            CLASS A   CLASS B   CLASS C   CLASS D    CLASS I   CLASS Y   CLASS Z  PIPER
                                                                                                                  JAFFRAY
--------------------------------------------------------------------------------------------------------------------------
BAND & CO                                                                                                59.64%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                                                                34.17%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

WORLDPORT COMMUNICATIONS INC                                                                             6.20%
ATTN JOHATHAN Y HICKS
2626 WARRENVILLE RD STE 400
DOWNERS GROVE IL 60515-5766

PIPER JAFFRAY INC                                                                                                 100.00%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUTOMERS
J07N05 ATTN JOHN BAUER
601 2ND AVE S
MINNEAPOLIS MN 55402-4303

GOVERNMENT OBLIGATIONS

BAND & CO                                   38.59%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                   36.51%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

U.S. BANK NA                                18.94%
ATTN TINA EUMURIAN
800 NICOLLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

BAND & CO                                                                 99.92%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                                                      45.26%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

U.S. BANK NA                                                                                   27.82%
ATTN TINA EUMURIAN
800 NICOLLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

BAND & CO                                                                                      22.42%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                                                                90.31%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

                                       33

                                            CLASS A   CLASS B   CLASS C   CLASS D    CLASS I   CLASS Y   CLASS Z  PIPER
                                                                                                                  JAFFRAY
--------------------------------------------------------------------------------------------------------------------------
BAND & CO                                                                                                9.69%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

PIPER JAFFRAY INC                                                                                                 100.00%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUTOMERS
J07N05 ATTN JOHN BAUER
601 2ND AVE S
MINNEAPOLIS MN 55402-4303

TREASURY RESERVE

U.S. BANK NA                                56.59%
ATTN TINA EUMURIAN
800 NICOLLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

BAND & CO                                   25.32%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

FBS INVESTMENT SERVICES INC                 17.68%
FOR THE EXCLUSIVE BENEFIT OF ITS
CUSTOMERS
ATTN MONEY MARKET FUNDS UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS MN 55402-7020

U.S. TREASURY MONEY MARKET

FIRST AMERICAN FUNDS                        100.00%
ATTN MIKE BUTALA BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000

FIRST AMERICAN FUNDS                                                      100.00%
ATTN MIKE BUTALA BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000

BAND & CO                                                                                      77.23%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                                                      22.77%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI 53201-1787

FIRST AMERICAN FUNDS                                                                                     100.00%
ATTN MIKE BUTALA BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000

                                       34

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The public offering price of the shares of a Fund generally equals the
Fund's net asset value. The net asset value per share of each Fund is calculated on each day the New York Stock Exchange ("NYSE") is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or
Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King,
Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed),
Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each year the
NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. The Funds will accept purchase and sale orders, even if the NYSE is closed, on those days on which
Federal reserve banks are open, the primary trading markets for the Funds'
portfolio instruments are open, and the Funds' management believes there is adequate liquidity to meet redemption requests and/or an adequate market to meet purchase requests. To the extent that the securities of a Fund are traded on days that the Fund is not open for business, the Funds' net asset value per share may be affected on days when investors may not purchase or redeem shares.
On September 30, 2004, the net asset value per share for the Funds was calculated as set forth below.

                                                           Net Assets     /     Shares      =    Net Asset
                                                           (In Dollars)       Outstanding     Value Per Share
                                                                                               (In Dollars)

GOVERNMENT OBLIGATIONS FUND

     Class A                                            $   144,763,394      144,694,272       $     1.00
     Class D                                                834,111,935      834,125,054             1.00
     Class Y                                              1,702,220,292    1,702,316,737             1.00
     Class Z                                                424,941,316      424,941,096             1.00
     Piper Jaffray                                          296,432,007      296,498,892             1.00

PRIME OBLIGATIONS FUND

     Class A                                            $ 1,296,169,344    1,296,204,892        $    1.00
     Class B                                                 15,375,765       15,380,111             1.00
     Class C                                                 19,348,988       19,349,021             1.00
     Class D                                                712,726,911      712,731,919             1.00
     Class I                                              1,647,456,056    1,647,490,895             1.00
     Class Y                                              5,309,430,454    5,309,336,105             1.00
     Class Z                                              3,377,543,181    3,377,540,325             1.00
     Piper Jaffray                                        3,102,041,136    3,102,028,795             1.00

TAX FREE OBLIGATIONS FUND

     Class A                                            $   159,531,102      159,558,976        $    1.00
     Class D                                                 14,134,616       14,134,177             1.00
     Class Y                                                768,268,758      768,240,731             1.00
     Class Z                                                485,135,008      485,129,348             1.00
     Piper Jaffray                                          208,474,904      208,484,571             1.00

TREASURY OBLIGATIONS FUND

     Class A                                            $ 1,197,324,753    1,197,300,445        $    1.00
     Class D                                              4,898,189,392    4,898,239,800             1.00
     Class Y                                              2,838,252,745    2,838,283,311             1.00
     Class Z                                                166,347,222      166,347,222             1.00
     Piper Jaffray                                           31,624,583       31,624,267             1.00

TREASURY RESERVE FUND                                   $ 1,227,096,735    1,227,121,101        $    1.00

                        VALUATION OF PORTFOLIO SECURITIES

         The Funds' portfolio securities are valued on the basis of the amortized cost method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount
or

                                       35

premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.
During periods of declining interest rates, the daily yield on shares of a Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the
Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

         The valuation of the Funds' portfolio instruments based upon their amortized cost and the concomitant maintenance of the Funds' per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act, under which the Funds must adhere to certain conditions. The Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less from the date of purchase, and invest only in securities determined by the Board of Directors to present minimal credit risks and which are of high quality as determined by major rating services, or, in the case of any instrument which is not so rated, which are of comparable quality as determined by the Board of Directors. The maturities of variable rate demand instruments held in the Funds' portfolio will be deemed to be the longer of the demand period, or the period remaining until the next interest rate adjustment, although stated maturities may be in excess of one year. It is the normal practice of the Funds to hold portfolio securities to maturity and realize par therefor unless such sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. The
Board of Directors must establish procedures designed to stabilize, to the extent reasonably possible, the Funds' price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of the
Funds to maintain a per share net asset value of $1.00. Such procedures will include review of the Funds' portfolio holdings by the Directors at such intervals as they may deem appropriate, to determine whether the Funds' net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of
Directors determines that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, such as selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a net asset value per share by using available market quotations.

                                      TAXES

         Each Fund intends to elect each year to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         Each Fund expects to distribute net realized short-term capital gains
(if any) once each year, although it may distribute them more frequently, if necessary in order to maintain the Funds' net asset value at $1.00 per share.
Distributions of net investment income and net short-term capital gains are taxable to investors as ordinary income.

         Under the Code, each Fund is required to withhold 30% of reportable payments (including dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders who have not certified that the social security number or taxpayer identification number supplied by them is correct and that they are not subject to backup withholding because of previous under reporting to the IRS. These backup withholding requirements generally do not apply to shareholders that are corporations or governmental units or certain tax-exempt organizations.

         Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as Tax Free Obligations Fund, will not be deductible by a shareholder in proportion to the ratio of exempt-interest dividends to all dividends other than those treated as long-term capital gains. Indebtedness may be allocated to shares of Tax Free Obligations Fund even though not directly traceable to the purchase of such shares. Federal tax law also restricts the deductibility of other expenses allocable to shares of Tax Free Obligations
Fund.

                                       36

         For shareholders who are or may become recipients of Social Security benefits, exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.

         The Code imposes requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax-exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for certain tax-exempt securities. Tax Free Obligations Fund cannot predict what additional legislation may be enacted that may affect shareholders. The Fund will avoid investment in such tax-exempt securities which, in the opinion of the Advisor, pose a material risk of the loss of tax exemption. Further, if such tax-exempt security in the Fund's portfolio loses its exempt status, the Fund will make every effort to dispose of such investment on terms that are not detrimental to the Fund.

                   ADDITIONAL INFORMATION ABOUT SELLING SHARES

BY TELEPHONE

         A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer.

         Shareholders who did not purchase their shares through a financial institution may redeem Fund shares by telephoning (800) 677-FUND. At the shareholder's request, redemption proceeds will be paid by check and mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve
System, normally within one business day, but in no event longer than seven days after the request. Wire instructions must be previously established in the account or provided in writing. The minimum amount for a wire transfer is
$1,000. If at any time a Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

         In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered. Neither the Transfer Agent nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Transfer Agent and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine.
These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the
Transfer Agent examines each shareholder request by verifying the account number and/or taxpayer identification number at the time such request is made. The
Transfer Agent subsequently sends confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

         Shareholders may redeem Fund shares by sending a written request to their investment professional, their financial institution, or the Funds. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Funds, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven business days, after receipt of a proper written redemption request.

         Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Funds, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

                                       37

         *        a trust company or commercial bank, the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

         *        a member firm of the New York, American, Boston, Midwest, or
                  Pacific Stock Exchanges or the National Association of
                  Securities Dealers;

         *        a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

         *        any other "eligible guarantor institution," as defined in the
                  Securities Exchange Act of 1934.

         The Funds do not accept signatures guaranteed by a notary public.

         The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

BY CHECKING ACCOUNT - CLASS A SHARES ONLY

         At the shareholder's request, the Transfer Agent will establish a checking account for redeeming Fund shares. With a Fund checking account, shares may be redeemed simply by writing a check for $100 or more. The redemption will be made at the net asset value on the date that the Transfer Agent presents the check to a Fund. A check may not be written to close an account. If a shareholder wishes to redeem shares and have the proceeds available, a check may be written and negotiated through the shareholder's bank. Checks should never be sent to the Transfer Agent to redeem shares. Copies of canceled checks are available upon request. A fee is charged for this service. For further information, contact the Funds.

REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

         When shares are purchased by check or with funds transferred through the Automated Clearing House, the proceeds of redemption of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to 15 calendar days from the purchase date.

                               SHORT-TERM RATINGS

         The Funds' investments are limited to securities that, at the time of acquisition, are "Eligible Securities." Eligible Securities include securities that are rated by two nationally recognized statistical rating organizations in one of the two highest categories for short-tem debt obligations, such as A-1 or
A-2 by Standard & Poor's, or Prime-1 or Prime-2 by Moody's, and unrated securities of comparable quality.

STANDARD & POOR'S

         A-1. A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2. A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

                                       38

MOODY'S

         Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         Leading market positions in well-established industries.

         High rates of return on funds employed.

         Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                              FINANCIAL STATEMENTS

         The financial statements of FAF included in its Annual Report to shareholders for the fiscal year ended September 30, 2004 are incorporated herein by reference.

                                       39

                           FIRST AMERICAN FUNDS, INC.
                           PART C - OTHER INFORMATION

ITEM 22.  EXHIBITS

(a)(1)   Amended and Restated Articles of Incorporation, as amended through
         January 20, 1995 (Incorporated by reference to Exhibit (1) to
         Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos.
         2-74747 and 811-3313)).

(a)(2)   Certificate of Designation dated October 2, 1997, designating Class A,
         B, C and D shares for Tax Free Obligations Fund and Class A shares for
         Treasury Obligations Fund (Incorporated by reference to Exhibit (1)(b)
         to Post-Effective Amendment No. 25, Filed on October 7, 1997 (File Nos.
         2074747 and 811-3313)).

(a)(3)   Certificate of Designation dated March 2, 1998, designating Class A or
         Retail shares for Government Obligations Fund (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 28, Filed
         on March 3, 1998 (File Nos. 2-74747 and 811-3313)).

(a)(4)   Certificate of Designation dated June 1, 2001, designating Class A, Y and S shares of Ohio Tax Free Obligations Fund; Class I and S shares of
         Prime Obligations Fund; Class S shares of Government Obligations Fund;
         Class S shares of Treasury Obligations Fund; Class A shares of Treasury
         Reserve Fund; and Class S shares of Tax Free Obligations Fund
         (Incorporated by reference to Exhibit (a)(2) to Post-Effective
         Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747,
         811-3313)).

(a)(5)   Articles of Amendment to Articles of Incorporation dated November 26,
         2001 (Incorporated by reference to Exhibit (a)(3) to Post-Effective
         Amendment No. 40, Filed on November 30, 2001 (File Nos. 2-74747,
         811-3313)).

(a)(6)   Certificate of Designation dated June 5, 2003, designating Class Z
         Shares of Prime Obligations Fund (Incorporated by reference to Exhibit
         (a)(4) to Post-Effective Amendment No. 44, Filed on June 6, 2003 (File
         Nos. 2-74747, 811-3313)).

(a)(7)   Certificate of Designation dated December 2003, designating Class Z
         Shares of Government Obligations Fund, Tax Free Obligations Fund, and
         Treasury Obligations Fund (Incorporated by reference to Exhibit (a)(5)
         to Post-Effective Amendment No. 47, Filed on December 1, 2003 (File
         Nos. 2-74747, 811-3313)).

(a)(8)   Certificate of Designation dated September 20, 2004, designating Class
         A, D, Y and Z shares of U.S. Treasury Money Market Fund (Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 50,
         Filed on October 15, 2004 (File Nos. 2-74747, 811-3313)).

(b)      Bylaws, as amended. (Incorporated by reference to Exhibit (b) to
         Post-Effective Amendment No. 50, Filed on October 15, 2004 (File Nos.
         2-74747, 811-3313)).

(c)      Not applicable.

(d)(1)   Investment Advisory Agreement, dated January 20, 1995, between the
         Registrant and First Bank National Association (Incorporated by
         reference to Exhibit (5) to Post-Effective Amendment No. 22, Filed on
         January 22, 1996 (File Nos. 2-74747, 811-3313)).

(d)(2)   Assignment and Assumption Agreement, dated May 2, 2001, relating to assignment of Investment Advisory Agreement to U.S. Bancorp Piper
         Jaffray Asset Management, Inc. *

(d)(3)   Amendment to Exhibit A to Investment Advisory Agreement effective
         October 25, 2004 (series and fees) (Incorporated by reference to
         Exhibit (d)(2) to Post-Effective Amendment No. 50, Filed on October 15,
         2004 (File Nos. 2-74747, 811-3313)).

(e)(1)   Distribution and Service Agreement dated December 5, 2001 between the
         Registrant and Quasar Distributors, LLC relating to Class B shares. *

(e)(2)   Amendment No. 1 dated July 24, 2002, pursuant to USA PATRIOT Act of
         2001, to Distribution and Service Agreement relating to Class B shares
         (Incorporated by reference to Exhibit (e)(2) to Post-Effective
         Amendment No. 43, Filed on November 29, 2002 (File Nos. 2-74747,
         811-3313)).

(e)(3)   Distribution and Service Agreement dated October 1, 2001 between the
         Registrant and Quasar Distributors, LLC relating to Class C shares
         (Incorporated by reference to Exhibit (e)(3) to Post-Effective
         Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747,
         811-3313)).

(e)(4)   Amendment No. 1 dated July 24, 2002, pursuant to USA PATRIOT Act of
         2001, to Distribution and Service Agreement relating to Class C shares
         (Incorporated by reference to Exhibit (e)(6) to Post-Effective
         Amendment No. 43, Filed on November 29, 2002 (File Nos. 2-74747,
         811-3313)).

(e)(5)   Amended and Restated Distribution Agreement effective August 1, 2003, relating to the Class D and Piper Jaffray (formerly, "Class A") Shares, and Treasury Reserve Fund, between the Registrant and Quasar
         Distributors, LLC. (Incorporated by reference to Exhibit (e)(3) to
         Post-Effective Amendment No. 47, Filed on December 1, 2003 (File Nos.
         2-74747, 811-3313)).

(e)(6)   Distribution Agreement effective August 1, 2003, relating to Class A
         (formerly, "Class S") shares, between the Registrant and Quasar
         Distributors, LLC (Incorporated by reference to Exhibit (e)(6) to
         Post-Effective Amendment No. 47, Filed on December 1, 2003 (File Nos.
         2-74747, 811-3313)).

(e)(7)   Form of Dealer Agreement (Incorporated by reference to Exhibit (e)(5)
         to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File
         Nos. 2-74747, 811-3313)).

(f)(1)   Deferred Compensation Plan for Directors Trust Agreement effective
         January 1, 2000 (Incorporated by reference to Exhibit (f) to
         Post-Effective Amendment No. 33, Filed on November 29, 2000 (File Nos.
         2-74747, 811-3313)).

(f)(2)   Deferred Compensation Plan for Directors Trust Agreement, Amended
         Summary of Terms dated September 2002 (Incorporated by reference to
         Exhibit (f)(2) to Post-Effective Amendment No. 43, Filed on November
         29, 2002 (File Nos. 2-74747, 811-3313)).

(g)(1)   Custodian Agreement dated September 20, 1993, between the Registrant and First Trust National Association (Incorporated by reference to
         Exhibit (8)(a) to Post-Effective Amendment No. 22, Filed on January 22,
         1996 (File Nos. 2-74747, 811-3313)).

(g)(2)   Assignment and Assumption Agreement, dated May 1, 1998, assigning
         Custodian Agreements and Security Lending Agency Agreement to U.S. Bank
         National Association (Incorporated by

         reference to Exhibit (g)(4) to Post-Effective Amendment No. 30, Filed
         on December 2, 1998 (File Nos. 2-74747, 811-3313)).

(g)(3)   Supplement to Custodian Agreement dated December 8, 1999 (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 33,
         Filed on November 29, 2000 (File Nos. 2-74747, 811-3313)).

(g)(4)   Amendment to Custody Agreement, effective as of December 4, 2002. *

(g)(5)   Compensation Agreement dated as of October 25, 2004 pursuant to
         Custodian Agreement (Incorporated by reference to Exhibit (g)(2) to
         Post-Effective Amendment No. 50, Filed on October 15, 2004 (File Nos.
         2-74747, 811-3313)).

(h)(1)   Co-Administration Agreement dated as of October 1, 2001, by and among
         U.S. Bancorp Asset Management, Inc., U.S. Bancorp Fund Services, LLC,
         and Registrant. *

(h)(2)   Schedule A to the Co-Administration Agreement as amended June 5,
         2002. *

(h)(3)   Amendment to Co-Administration Agreement effective as of June 5, 2002 relating to name changes of the administrators. *

(h)(4)   Second Amendment to Co-Administration Agreement, pursuant to USA
         PATRIOT Act of 2001, effective as of July 24, 2002. *

(h)(5)   Amendment No. 3 to Co-Administration Agreement, pursuant to Section 326 of the USA PATRIOT Act of 2001, effective as of September 17, 2003
         (Incorporated by reference to Exhibit (h)(2) to Post-Effective
         Amendment No. 47, Filed on December 1, 2003 (File Nos. 2-74747,
         811-3313)).

(h)(6)   Shareholder Service Plan and Agreement, effective August 1, 2003, relating to Class A (formerly, "Class S"), Class D, Class I, Class Y and Piper Jaffray (formerly, "Class A") Shares, and Treasury Reserve
         Fund, between the Registrant and U.S. Bancorp Asset Management, Inc.
         (Incorporated by reference to Exhibit (h)(3) to Post-Effective
         Amendment No. 47, Filed on December 1, 2003 (File Nos. 2-74747,
         811-3313)).

(h)(7)   Recordkeeping Agreement dated as of December 1, 2003, between the
         Registrant and Piper Jaffray & Co., relating to Piper Jaffray Shares. *

(i)      Opinion and Consent of Dorsey & Whitney dated November 29, 2004. *

(j)      Consent of Ernst & Young. *

(k)      Not applicable.

(l)      Not applicable.

(m)(1)   Distribution Plan for Class A (formerly, "Class S") Shares, effective
         August 1, 2003 (Incorporated by reference to Exhibit (m)(8) to
         Post-Effective Amendment No. 47, Filed on December 1, 2003 (File Nos.
         2-74747, 811-3313)).

(m)(2)   Amended Distribution Plan for Class B Shares, effective December 5,
         2001. *

(m)(3)   Service Plan for Class B Shares (Incorporated by reference to Exhibit
         (15)(d) to Post-Effective Amendment No. 22, Filed on January 22, 1996
         (File Nos. 2-74747, 811-3313)).

(m)(4)   Distribution Plan for Class C Shares (Incorporated by reference to
         Exhibit (m)(4) to Post-Effective Amendment No. 31, Filed on February 1,
         1999 (File Nos. 2-74747, 811-3313)).

(m)(5)   Service Plan for Class C Shares (Incorporated by reference to Exhibit
         (m)(6) to Post-Effective Amendment No. 31, Filed on February 1, 1999
         (File Nos. 2-74747, 811-3313)).

(m)(6)   Amended and Restated Distribution Plan for Class D Shares, effective
         August 1, 2003 (Incorporated by reference to Exhibit (m)(3) to
         Post-Effective Amendment No. 47, Filed on December 1, 2003 (File Nos.
         2-74747, 811-3313)).

(m)(7)   Amended and Restated Distribution Plan for Piper Jaffray (formerly,
         "Class A") Shares, effective August 1, 2003 (Incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 47, Filed on December
         1, 2003 (File Nos. 2-74747, 811-3313)).

(m)(8)   Amended and Restated Distribution Plan for Treasury Reserve Fund,
         effective August 1, 2003 (Incorporated by reference to Exhibit (m)(7)
         to Post-Effective Amendment No. 47, Filed on December 1, 2003 (File
         Nos. 2-74747, 811-3313)).

(n)      Amended Form of Multiple Class Plan Pursuant to Rule 18f-3
         (Incorporated by reference to Exhibit (n) to Post-Effective Amendment
         No. 47, Filed on December 1, 2003 (File Nos. 2-74747, 811-3313)).

(o)      Reserved.

(p)(1)   First American Funds Code of Ethics adopted under Rule 17j-1 of the
         Investment Company Act of 1940 and Section 406 of the Sarbanes-Oxley
         Act, effective September 16, 2004. *

(p)(2)   U.S. Bancorp Asset Management Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, revised January 1, 2002. *

(p)(3)   Quasar Distributors, LLC Code of Ethics adopted under Rule 17j-1 of the
         Investment Company Act of 1940, effective February 2004. *

(q)      Power of Attorney dated September 15, 2004 (Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 50, Filed on October 15,
         2004 (File Nos. 2-74747, 811-3313)).

* Filed herewith.

ITEM 23.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 24.  INDEMNIFICATION

         The Registrant's Articles of Incorporation and Bylaws provide that the
Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended;
provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors'
conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940,
as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment
Company Act of 1940 Release No. 11330, September 2, 1980). Insofar as the
indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the
Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

ITEM 25.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Information on the business of the Registrant's investment adviser,
U.S. Bancorp Asset Management (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this
Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

         Thomas S. Schreier, Jr., President and Chief Executive Officer and
chair of Board of Directors, U.S. Bancorp Asset Management ("USBAM"),
Minneapolis, MN (May 2001 to present); President, First American Investment
Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF"), First American
Strategy Funds, Inc. ("FASF"), and eight closed-end funds advised by USBAM,
American Strategic Income Portfolio Inc., American Strategic Income Portfolio
Inc. - II, American Strategic Income Portfolio Inc. - III, American Select
Portfolio Inc., American Municipal Income Portfolio Inc., Minnesota Municipal
Income Portfolio Inc., First American Minnesota Municipal Income Fund II Inc.,
and American Income Fund, collectively referred to as the First American
Closed-End Funds ("FACEF"), Minneapolis, MN (February 2001 to present); CEO,
First American Asset Management, Minneapolis, MN (January 2001 to

May 2001); CEO and President, Firstar Investment & Research Management Company
("FIRMCO"), Minneapolis, MN (March 2001 to May 2001); Senior Managing Director,
Equity Research, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN (October 1998
to December 2000).

         Mark S. Jordahl, Chief Investment Officer and director on Board of
Directors, USBAM, Minneapolis, MN (July 2001 to present); Vice President
Investments, FAIF, FAF, FASF, FAIP and FACEF, Minneapolis, MN (September 2001 to
present); President and Chief Investment Officer, ING Investment Management -
Americas, Minneapolis, MN (September 2000 to June 2001).

         Charles R. Manzoni, Jr., General Counsel and Secretary and director on
Board of Directors, USBAM, Minneapolis, MN (June 2004 to present); Partner,
Gardner, Carton & Douglas, Chicago, IL (1998 to June 2004).

         Joseph M. Ulrey, III, Chief Financial Officer, USBAM, Minneapolis, MN
(October 2004 to present); Interim Chief Operating Officer, Shareholder Services
and Fund Treasurer (April 2004 to December 2004); Senior Managing Director, Risk
Management and Quantitative Products (1991 to March 2004).

         Charles D. Gariboldi, Treasurer, USBAM, Minneapolis, MN (October 2004
to present); Vice President, Investment Accounting and Fund Treasurer, Thrivent
Financial for Lutherans, Minneapolis, MN (1999 to October 2004).

         John P. Kinsella, Senior Vice President and Director of Tax, USBAM,
Minneapolis, MN (February 2003 to present); Vice President and Assistant
Director of Tax (August 2002 to February 2003); prior to that, John was a Senior
Tax Manager with Ernst & Young LLP and spent fourteen years with U.S. Bancorp in various tax and finance positions.

         David A. Chalupnik, Senior Managing Director, Head of Equities, USBAM,
Minneapolis, MN (2002 to present); previously, Chief Investment Officer, Duff &
Phelps Investment Management Co., Chicago, IL.

         Kimberly F. Kaul, Senior Managing Director, Director of Communications,
USBAM, Minneapolis, MN (May 2001 to present); Communications Director, FAAM,
Minneapolis, MN (September 1998 to May 2001).

         Anthony Rodriguez, Senior Managing Director, Head of Fixed Income,
USBAM, Minneapolis, MN (August 2002 to present); Director and Head of Corporate
Bonds, Credit Suisse Asset Management, New York, NY (1999 to August 2002).

         Wendy S. Schoppert, Senior Managing Director, Private Asset Management
and Marketing, USBAM, Minneapolis, MN (2002 to present); previously, Vice
President of the Leisure Company at American West Vacations, Phoenix, AZ.

         Jon M. Stevens, Senior Managing Director, Retail Distribution and
Product, Minneapolis, MN (September 2004 to present); Senior Managing Director,
Private Asset Management, USBAM, Minneapolis, MN (January 2002 to September
2004); Senior Managing Director, Private Asset Management, U.S. Bank,
Minneapolis, MN (July 2001 to January 2002); Managing Director, private asset management, Minneapolis, MN (September 1998 to July 2001).

         Jeffery M. Wilson, Senior Managing Director, Mutual Fund Product,
USBAM, Minneapolis, MN (May 2001 to present); previously, Senior Vice President,
First American Asset Management; Vice President Administration, FAIF, FAF, FASF,
FAIP and FACEF, Minneapolis, MN (March 2000 to present).

         Nancy A. Wiser, Senior Managing Director, Head of Investment Operations
and Technology, USBAM, Minneapolis, MN (2002 to present); previously, Director,
Investment Operations and Fund Treasury, MFS Investment Management, Boston, MA.

ITEM 26.  PRINCIPAL UNDERWRITERS

a)   State the name of the investment company (other than the Fund) for which each principal underwriter currently distributing the Fund's securities also acts as a principal underwriter, depositor, or investment adviser.

     Registrant's distributor, Quasar Distributors, LLC (the "Distributor")
     Acts as principal underwriter and distributor for the following investment companies:

         AHA Funds                               Glenmede Fund, Inc.                MP63 Fund
         AIP Alternative Strategies Funds        Glenmede Portfolios                Muhlenkamp (Wexford Trust)
         Al Frank Funds                          Greenville Small Cap Growth Fund   Mutuals.com
         Alpine Equity Trust                     Guinness Atkinson Funds            Mutuals.com Vice Fund
         Alpine Income Trust                     Harding Loevner Funds              NorCap Funds, Inc.
         Alpine Series Trust                     Hennessy Funds, Inc                Optimum Q Funds
         American Trust Allegiance Fund          Hennessy Mutual Funds, Inc.        Osterweis Funds
         Avatar Advantage Funds                  Hester Total Return Fund           Perkins Capital Management
         Blue and White Fund                     High Pointe Funds                  Permanent Portfolio Funds
         Brandes Investment Trust                Hollencrest Equity Fund            PIC Funds
         Brandywine Blue Funds, Inc.             Howard Capital Appreciation Fund   Portfolio 21
         Brazos Mutual Funds                     Intrepid Capital Management        Primecap Odyssey Funds
         Bridges Fund                            Invesco Nat'l Asset Mgmt Funds     Prudent Bear Funds, Inc.
         Builders Fixed Income Fund, Inc.        Jacob Internet Fund Inc.           Rainier Funds
         Buffalo Funds                           Jacobs & Company Mutual Fund       Segall Bryant & Hamill Funds
         Capital Advisors Funds                  Jensen Portfolio                   SEIX Funds
         CCM Advisors Funds                      Julius Baer Funds                  Summit Funds
         CCMA Select Investment Trust            Kensington Funds                   Teberg Fund
         Chase Funds                             Kirr Marbach Partners Funds, Inc   Thompson Plumb (TIM)
         Conning Money Market Portfolio          Kit Cole Investment Trust          Thompson Plumb (WISCAP)
         Country Funds                           Leonetti Funds                     TIFF Investment Program, Inc.
         Cullen Funds                            Light Revolution Fund              Tyee Capital Management
         Dow Jones Islamic Fund                  Lighthouse Capital Management      Villere Fund
         Duncan-Hurst Funds                      Lindner Funds                      Women's Equity Fund
         Edgar Lomax Value Fund                  LKCM Funds
         Everest Series Funds Trust              Masters' Select Fund Trust
         FFTW Funds, Inc.                        Matrix Asset Advisors, Inc.
         First American Funds, Inc.              McCarthy Fund
         First American Investment Funds, Inc.   McIntyre Global Equity Fund
         First American Strategy Funds, Inc.     Midanek/Pak Fund
         Fort Pitt Capital Group, Inc.           Monetta Fund, Inc.
         Fremont Funds                           Monetta Trust
         Fund X Funds

b)   Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to Item 19. Unless otherwise noted, the business address for each Board Member or Officer is Quasar Distributors, LLC 615 East
     Michigan Street, Milwaukee, WI 53202.

                                        POSITION AND OFFICES WITH          POSITION AND OFFICES WITH
         NAME                           UNDERWRITER                        REGISTRANT
         ----                           -----------                        ----------
         James R. Schoenike             President, Board Member            None
         Joe Redwine                    Board Member                       None
         Robert Kern                    Board Member                       None
         777 East Wisconsin Avenue
         Milwaukee, WI 53202
         Eric W. Falkeis                Board Member                       None
         777 East Wisconsin Avenue
         Milwaukee, WI 53202
         Andrew M. Strnad               Secretary                          None
         Donna J. Berth                 Treasurer                          None
         Teresa Cowan                   Assistant Secretary                None

ITEM 27.  LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by U.S. Bancorp Asset Management, Inc., 800 Nicollet
Mall, Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E.
Michigan Street, Milwaukee, Wisconsin 53202.

ITEM 28.  MANAGEMENT SERVICES

Not applicable.

ITEM 29.  UNDERTAKINGS

Not applicable.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment
Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule
485(b) and has duly caused this Post-Effective Amendment to its Registration
Statement Nos. 2-74747 and 811-3313 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of
Minnesota, on the 30th day of November, 2004.

                                           FIRST AMERICAN FUNDS, INC.

                                           By: /s/  Thomas S. Schreier, Jr.
                                           -------------------------------
                                           Thomas S. Schreier, Jr. President

Pursuant to the requirements of the Securities Act of 1933, as amended, this
Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

SIGNATURE                                 TITLE                            DATE
---------                                 -----                            ----

     /s/ Thomas S. Schreier, Jr.
--------------------------------------  President                           **
       Thomas S. Schreier, Jr.

        /s/ Joseph M. Ulrey, III
--------------------------------------  Treasurer (principal
           Joseph M. Ulrey, III         financial/accounting officer)       **

                  *
--------------------------------------  Director                            **
       Benjamin R. Field, III

                  *
--------------------------------------  Director                            **
           Mickey P. Foret

                  *
--------------------------------------  Director                            **
         Victoria J. Herget

                  *
--------------------------------------  Director                            **
           Roger A. Gibson

                  *
--------------------------------------  Director                            **
        Leonard W. Kedrowski

                  *
--------------------------------------  Director                            **
         Richard K. Riederer

                  *
--------------------------------------  Director                            **
          Joseph D. Strauss

                  *
--------------------------------------  Director                            **
        Virginia L. Stringer

                  *
--------------------------------------  Director                            **
            James M. Wade

* By: /s/ Kathleen L. Prudhomme
--------------------------------------
          Attorney-in-Fact

** November 30, 2004